2011 Annual Report

RiverSource(R)
Variable Second-To-Die Life Insurance


                                                    (RIVERSOURCE INSURANCE LOGO)

                                                         (CHOOSE PAPERLESS LOGO)

S-6196 AA (4/12)                   Issued by: RiverSource Life Insurance Company

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF
RIVERSOURCE LIFE INSURANCE COMPANY
In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Life Separate Account that is offered through RiverSource(R) Variable Second-To-Die Life Insurance sponsored by RiverSource Life Insurance Company, referred to in Note 1, at December 31, 2011, the results of their operations for the period then ended, and the changes in their net assets for the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2011 by correspondence with the affiliated and unaffiliated mutual fund managers, provides a reasonable basis for our opinion. The financial statements of the divisions of the Account as of December 31, 2010 and for the periods disclosed in those financial statements were audited by other auditors whose report dated April 22, 2011 expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP

April 20, 2012


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT  1

STATEMENTS OF ASSETS AND LIABILITIES

                                                    AB VPS        AB VPS         AB VPS         AC VP          AC VP
                                                  GRO & INC,     INTL VAL,    LG CAP GRO,       INTL,          VAL,
DEC. 31, 2011                                        CL B          CL B           CL B          CL I           CL I
 ASSETS
Investments, at fair value(1),(2)                $16,063,255    $42,487,312    $2,715,984    $13,503,993    $51,550,615
Dividends receivable                                      --             --            --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                           4,559         56,698         1,679          5,765         15,248
Receivable for share redemptions                      29,769         31,148        31,964          7,893         32,871
-----------------------------------------------------------------------------------------------------------------------
Total assets                                      16,097,583     42,575,158     2,749,627     13,517,651     51,598,734
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    11,678         29,891         1,800          7,893         30,024
    Minimum death benefit guarantee risk charge           --             --            --             --             --
    Contract terminations                             18,091          1,257        30,164             --          2,847
Payable for investments purchased                      4,559         56,698         1,679          5,765         15,248
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                     34,328         87,846        33,643         13,658         48,119
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period               $16,063,255    $42,487,312    $2,715,984    $13,503,993    $51,550,615
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                899,398      3,726,957       103,783      1,817,496      8,888,037
(2) Investments, at cost                         $18,889,941    $57,343,134    $2,666,884    $13,940,361    $55,307,118
-----------------------------------------------------------------------------------------------------------------------


                                                   CALVERT        COL VP         COL VP        COL VP         COL VP
                                                    VP SRI         BAL,        CASH MGMT,     DIV BOND,     DIV EQ INC,
DEC. 31, 2011 (CONTINUED)                            BAL           CL 3           CL 3          CL 3           CL 3
 ASSETS
Investments, at fair value(1),(2)                 $6,573,294   $145,484,478   $80,342,956   $144,183,195   $193,735,543
Dividends receivable                                      --             --            44             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                              --            734            --         82,274             --
Receivable for share redemptions                       7,472             --            --             --             --
-----------------------------------------------------------------------------------------------------------------------
Total assets                                       6,580,766    145,485,212    80,343,000    144,265,469    193,735,543
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     4,316         99,631        51,552         94,872        127,897
    Minimum death benefit guarantee risk charge           --          1,034            79            223             --
    Contract terminations                              3,156         30,276       122,556             --        465,184
Payable for investments purchased                         --             --            --             --             --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      7,472        130,941       174,187         95,095        593,081
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                $6,573,294   $145,354,271   $80,168,813   $144,170,374   $193,142,462
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              3,758,316     10,274,328    80,342,956     12,873,500     15,486,454
(2) Investments, at cost                          $6,557,875   $144,084,812   $80,326,830   $136,028,500   $195,203,501
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
2  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                   COL VP      COL VP EMER     COL VP        COL VP GLOBAL        COL VP
                                                   DYN EQ,      MKTS OPP,   GLOBAL BOND,  INFLATION PROT SEC,    HI INC,
DEC. 31, 2011 (CONTINUED)                           CL 3           CL 3         CL 3              CL 3             CL 2
 ASSETS
Investments, at fair value(1),(2)               $242,509,011   $48,406,955   $43,572,042      $18,980,482       $7,560,964
Dividends receivable                                      --            --            --               --               --
Accounts receivable from RiverSource Life for
  contract purchase payments                           2,076            --        36,074           44,382            1,184
Receivable for share redemptions                          --            --            --               --               --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                     242,511,087    48,406,955    43,608,116       19,024,864        7,562,148
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   160,000        31,883        28,524           12,239            5,109
    Minimum death benefit guarantee risk
          charge                                         289            --            --               --               --
    Contract terminations                             31,972        85,585            --               --              215
Payable for investments purchased                         --            --            --               --               --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    192,261       117,468        28,524           12,239            5,324
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period              $242,318,826   $48,289,487   $43,579,592      $19,012,625       $7,556,824
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             11,928,628     3,505,210     3,676,966        1,979,195          760,660
(2) Investments, at cost                        $237,343,096   $50,805,870   $41,493,032      $18,942,690       $7,365,515
--------------------------------------------------------------------------------------------------------------------------


                                                   COL VP         COL VP       COL VP            COL VP           COL VP
                                               HI YIELD BOND,    INC OPP,     INTL OPP,       LG CAP GRO,      MID CAP GRO
DEC. 31, 2011 (CONTINUED)                           CL 3           CL 3         CL 3              CL 3          OPP, CL 3
 ASSETS
Investments, at fair value(1),(2)                $58,767,128   $16,163,919   $84,126,173      $37,987,192      $12,345,367
Dividends receivable                                      --            --            --               --               --
Accounts receivable from RiverSource Life for
  contract purchase payments                         101,599       501,513            65               --               --
Receivable for share redemptions                          --            --            --               --               --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                      58,868,727    16,665,432    84,126,238       37,987,192       12,345,367
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    39,182        10,448        56,623           24,438            7,697
    Minimum death benefit guarantee risk
          charge                                          --            --            --               --               --
    Contract terminations                              5,403            --        11,781           42,591           72,723
Payable for investments purchased                         --            --            --               --               --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     44,585        10,448        68,404           67,029           80,420
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period               $58,824,142   $16,654,984   $84,057,834      $37,920,163      $12,264,947
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              8,732,114     1,609,952     8,058,063        5,755,635        1,000,435
(2) Investments, at cost                         $56,655,179   $15,867,210   $74,751,598      $36,806,657      $12,120,201
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT  3

STATEMENTS OF ASSETS AND LIABILITIES

                                                COL VP         COL VP      COL VP SELECT   COL VP SELECT        COL VP
                                             MID CAP VAL      S&P 500,      LG CAP VAL,     SM CAP VAL,    SHORT DURATION,
DEC. 31, 2011 (CONTINUED)                     OPP, CL 3         CL 3            CL 3            CL 3             CL 3
 ASSETS
Investments, at fair value(1),(2)             $8,823,678    $36,973,370      $4,088,953     $13,393,410       $38,277,663
Dividends receivable                                  --             --              --              --                --
Accounts receivable from RiverSource Life
  for contract purchase payments                      --             --              --              --               430
Receivable for share redemptions                      --             --              --              --                --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                   8,823,678     36,973,370       4,088,953      13,393,410        38,278,093
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 5,924         23,763           2,746           8,547            25,017
    Minimum death benefit guarantee risk
          charge                                      --             --              --              --               100
    Contract terminations                         40,289         10,030          12,197          13,869             8,792
Payable for investments purchased                     --             --              --              --                --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 46,213         33,793          14,943          22,416            33,909
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period            $8,777,465    $36,939,577      $4,074,010     $13,370,994       $38,244,184
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            880,607      4,225,528         415,122       1,271,929         3,673,480
(2) Investments, at cost                      $9,235,916    $32,987,604      $3,881,604     $14,351,115       $37,676,282
--------------------------------------------------------------------------------------------------------------------------


                                                  CS           EV VT          FID VIP         FID VIP          FID VIP
                                              COMMODITY    FLOATING-RATE    CONTRAFUND,      GRO & INC,        MID CAP,
DEC. 31, 2011 (CONTINUED)                       RETURN          INC          SERV CL 2        SERV CL          SERV CL
 ASSETS
Investments, at fair value(1),(2)            $13,973,348    $20,913,258     $65,685,906     $44,856,207      $111,707,509
Dividends receivable                                  --         76,105              --              --                --
Accounts receivable from RiverSource Life
  for contract purchase payments                      --             --              --              --                --
Receivable for share redemptions                  85,568         87,407         496,433          47,676            95,285
--------------------------------------------------------------------------------------------------------------------------
Total assets                                  14,058,916     21,076,770      66,182,339      44,903,883       111,802,794
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 8,843         13,550          42,778          26,919            65,716
    Minimum death benefit guarantee risk
          charge                                      --             --              --              --                --
    Contract terminations                         76,725         73,857         453,655          20,757            29,569
Payable for investments purchased                     --         76,105              --              --                --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 85,568        163,512         496,433          47,676            95,285
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period           $13,973,348    $20,913,258     $65,685,906     $44,856,207      $111,707,509
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                          1,951,585      2,248,737       2,901,321       3,585,628         3,861,303
(2) Investments, at cost                     $17,864,767    $20,510,251     $64,410,431     $44,858,316      $103,247,817
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
4  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                  FID VIP       FTVIPT FRANK    FTVIPT FRANK      FTVIPT        GS VIT
                                                 OVERSEAS,    GLOBAL REAL EST,   SM CAP VAL,  MUTUAL SHARES  MID CAP VAL,
DEC. 31, 2011 (CONTINUED)                         SERV CL           CL 2            CL 2        SEC, CL 2        INST
 ASSETS
Investments, at fair value(1),(2)               $17,923,467      $41,430,118     $32,212,487   $18,021,035    $83,147,324
Dividends receivable                                     --               --              --            --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                      3,175            1,701           4,963        13,447             --
Receivable for share redemptions                     19,674           65,322          43,540        14,003        103,099
-------------------------------------------------------------------------------------------------------------------------
Total assets                                     17,946,316       41,497,141      32,260,990    18,048,485     83,250,423
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   10,558           27,587          21,581        12,637         54,418
    Minimum death benefit guarantee risk
          charge                                         --               --              --            --             --
    Contract terminations                             9,116           37,735          21,959         1,366         48,681
Payable for investments purchased                     3,175            1,701           4,963        13,447             --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    22,849           67,023          48,503        27,450        103,099
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period              $17,923,467      $41,430,118     $32,212,487   $18,021,035    $83,147,324
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             1,319,843        3,699,118       2,074,210     1,171,719      6,351,973
(2) Investments, at cost                        $21,677,792      $65,835,529     $29,758,927   $19,728,206    $85,834,057
-------------------------------------------------------------------------------------------------------------------------


                                                  GS VIT           GS VIT        INVESCO VI     INVESCO VI    INVESCO VI
                                              STRUCTD SM CAP    STRUCTD U.S.      CAP APPR,      CAP DEV,      CORE EQ,
DEC. 31, 2011 (CONTINUED)                        EQ, INST         EQ, INST          SER I         SER I          SER I
 ASSETS
Investments, at fair value(1),(2)                $5,071,798      $31,252,062      $8,785,373    $5,968,513   $119,930,883
Dividends receivable                                     --               --              --            --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                         --              860           2,248            --             --
Receivable for share redemptions                      4,275           21,060           6,388         9,876        103,054
-------------------------------------------------------------------------------------------------------------------------
Total assets                                      5,076,073       31,273,982       8,794,009     5,978,389    120,033,937
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    2,949           20,294           4,917         3,573         73,618
    Minimum death benefit guarantee risk
          charge                                         --               --              --            --             --
    Contract terminations                             1,326              766           1,471         6,302         29,436
Payable for investments purchased                        --              860           2,248            --             --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     4,275           21,920           8,636         9,875        103,054
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period               $5,071,798      $31,252,062      $8,785,373    $5,968,514   $119,930,883
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               444,895        2,893,709         410,148       479,399      4,488,431
(2) Investments, at cost                         $4,935,035      $33,289,042      $9,365,485    $6,216,059   $109,025,427
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT  5

STATEMENTS OF ASSETS AND LIABILITIES

                                              INVESCO VI     INVESCO VI    INVESCO VI   INVESCO VANK VI   JANUS ASPEN
                                               DIV DIVD,     INTL GRO,       TECH,         COMSTOCK,      ENTERPRISE,
DEC. 31, 2011 (CONTINUED)                        SER I         SER II        SER I           SER II           SERV
 ASSETS
Investments, at fair value(1),(2)             $3,733,735    $15,340,591    $4,857,815      $5,027,264      $8,296,909
Dividends receivable                                  --             --            --              --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                   9,397             --         4,212             367              --
Receivable for share redemptions                   2,552         32,460        18,341          30,213          44,495
---------------------------------------------------------------------------------------------------------------------
Total assets                                   3,745,684     15,373,051     4,880,368       5,057,844       8,341,404
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 2,478          8,975         3,253           3,299           4,247
    Minimum death benefit guarantee risk
          charge                                      --             --            --              --              --
    Contract terminations                             74         23,484        15,088          26,914          40,248
Payable for investments purchased                  9,397             --         4,212             367              --
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                 11,949         32,459        22,553          30,580          44,495
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period            $3,733,735    $15,340,592    $4,857,815      $5,027,264      $8,296,909
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            265,936        588,213       320,436         445,679         224,788
(2) Investments, at cost                      $3,963,677    $14,745,880    $4,241,910      $4,859,209      $7,403,098
---------------------------------------------------------------------------------------------------------------------


                                              JANUS ASPEN   JANUS ASPEN   JANUS ASPEN         MFS             MFS
                                             GLOBAL TECH,      JANUS,      OVERSEAS,     INV GRO STOCK,     NEW DIS,
DEC. 31, 2011 (CONTINUED)                        SERV           SERV          SERV          SERV CL         SERV CL
 ASSETS
Investments, at fair value(1),(2)             $9,853,660     $7,627,570   $62,697,548     $25,872,955     $20,605,615
Dividends receivable                                  --             --            --              --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                      --             --        74,532          15,920           5,990
Receivable for share redemptions                   7,321        109,616       127,655          76,245          98,098
---------------------------------------------------------------------------------------------------------------------
Total assets                                   9,860,981      7,737,186    62,899,735      25,965,120      20,709,703
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 5,819          5,162        39,229          16,305          12,805
    Minimum death benefit guarantee risk
          charge                                      --             --            --              --              --
    Contract terminations                          1,501        104,454        88,426          59,940          85,293
Payable for investments purchased                     --             --        74,532          15,920           5,990
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                  7,320        109,616       202,187          92,165         104,088
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period            $9,853,661     $7,627,570   $62,697,548     $25,872,955     $20,605,615
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                          1,905,930        337,503     1,675,509       2,402,317       1,499,681
(2) Investments, at cost                      $9,096,214     $7,277,042   $69,959,512     $21,174,520     $21,674,688
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
6  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                  MFS           MS UIF            MS UIF       OPPEN GLOBAL     OPPEN GLOBAL
                                              UTILITIES,      GLOBAL REAL      MID CAP GRO,       SEC VA,    STRATEGIC INC VA,
DEC. 31, 2011 (CONTINUED)                       SERV CL       EST, CL II          CL II            SERV             SRV
 ASSETS
Investments, at fair value(1),(2)             $22,793,593      $8,638,696       $9,143,755      $6,606,612      $57,862,482
Dividends receivable                                   --              --               --              --               --
Accounts receivable from RiverSource Life
  for contract purchase payments                       --              --           25,950           1,261               --
Receivable for share redemptions                   75,806          60,661            5,936          31,976           80,170
------------------------------------------------------------------------------------------------------------------------------
Total assets                                   22,869,399       8,699,357        9,175,641       6,639,849       57,942,652
------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 15,219           5,583            5,936           4,486           38,419
    Minimum death benefit guarantee risk
          charge                                       --              --               --              --               --
    Contract terminations                          60,587          55,078               --          27,490           41,751
Payable for investments purchased                      --              --           25,950           1,261               --
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  75,806          60,661           31,886          33,237           80,170
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period            $22,793,593      $8,638,696       $9,143,755      $6,606,612      $57,862,482
------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             885,876       1,180,150          822,280         242,801       10,539,614
(2) Investments, at cost                      $22,522,981      $9,254,652       $9,144,407      $6,946,587      $56,734,204
------------------------------------------------------------------------------------------------------------------------------


                                             OPPEN MAIN ST       PIMCO            PUT VT          PUT VT           PUT VT
                                            SM MID CAP VA,  VIT ALL ASSET,  GLOBAL HLTH CARE,    HI YIELD,        INTL EQ,
DEC. 31, 2011 (CONTINUED)                        SERV         ADVISOR CL          CL IB            CL IB           CL IB
 ASSETS
Investments, at fair value(1),(2)              $5,507,058     $28,096,724       $3,557,668      $9,474,666       $2,153,905
Dividends receivable                                   --              --               --              --               --
Accounts receivable from RiverSource Life
  for contract purchase payments                   11,494         357,017           13,240              --            1,313
Receivable for share redemptions                    4,105          17,687            2,446           6,777            1,575
------------------------------------------------------------------------------------------------------------------------------
Total assets                                    5,522,657      28,471,428        3,573,354       9,481,443        2,156,793
------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  3,777          17,687            2,447           5,461            1,575
    Minimum death benefit guarantee risk
          charge                                       --              --               --              --               --
    Contract terminations                             328              --               --           1,316               --
Payable for investments purchased                  11,494         357,017           13,240              --            1,313
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  15,599         374,704           15,687           6,777            2,888
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period             $5,507,058     $28,096,724       $3,557,667      $9,474,666       $2,153,905
------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             323,564       2,678,429          304,334       1,444,309          226,966
(2) Investments, at cost                       $5,003,610     $29,282,052       $3,653,910      $9,802,692       $3,123,663
------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT  7

STATEMENTS OF ASSETS AND LIABILITIES

                                                  PUT VT           PUT VT          ROYCE         THIRD           VP
                                              MULTI-CAP GRO,   MULTI-CAP GRO,    MICRO-CAP,       AVE           AGGR,
DEC. 31, 2011 (CONTINUED)                          CL IA            CL IB        INVEST CL        VAL           CL 2
 ASSETS
Investments, at fair value(1),(2)               $77,906,277       $5,686,518    $55,900,208   $36,904,165    $56,658,404
Dividends receivable                                     --               --             --            --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                      2,732              949          5,864            --         25,552
Receivable for share redemptions                     61,624            2,911         33,120        38,635             --
------------------------------------------------------------------------------------------------------------------------
Total assets                                     77,970,633        5,690,378     55,939,192    36,942,800     56,683,956
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   46,861            2,911         33,120        21,733         37,056
    Minimum death benefit guarantee risk
          charge                                         --               --             --            --             --
    Contract terminations                            14,763               --             --        16,901          2,198
Payable for investments purchased                     2,732              949          5,864            --             --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    64,356            3,860         38,984        38,634         39,254
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period              $77,906,277       $5,686,518    $55,900,208   $36,904,166    $56,644,702
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             3,976,839          295,097      5,369,857     3,231,538      5,179,013
(2) Investments, at cost                        $86,752,789       $5,685,389    $53,499,388   $50,816,463    $57,007,110
------------------------------------------------------------------------------------------------------------------------


                                                    VP               VP              VP         VP DAVIS        VP GS
                                                   AGGR,          CONSERV,        CONSERV,    NY VENTURE,   MID CAP VAL,
DEC. 31, 2011 (CONTINUED)                          CL 4             CL 2            CL 4          CL 3          CL 3
 ASSETS
Investments, at fair value(1),(2)              $246,194,346      $15,708,101    $46,771,288    $3,680,935     $1,384,804
Dividends receivable                                     --               --             --            --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                    121,151          693,403          4,602            --            690
Receivable for share redemptions                         --               --             --            --             --
------------------------------------------------------------------------------------------------------------------------
Total assets                                    246,315,497       16,401,504     46,775,890     3,680,935      1,385,494
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  168,194           10,306         31,074         2,470            900
    Minimum death benefit guarantee risk
          charge                                         --               --             --            --             --
    Contract terminations                                --               --             --           131             13
Payable for investments purchased                        --               --             --            --             --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   168,194           10,306         31,074         2,601            913
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period             $246,147,303      $16,391,198    $46,744,816    $3,678,334     $1,384,581
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            22,462,988        1,446,418      4,306,748       381,840        132,390
(2) Investments, at cost                       $226,756,437      $15,437,483    $44,708,974    $3,358,264     $1,353,259
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
8  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                    VP             VP             VP             VP             VP
                                                   MOD,           MOD,         MOD AGGR,      MOD AGGR,    MOD CONSERV,
DEC. 31, 2011 (CONTINUED)                          CL 2           CL 4           CL 2           CL 4           CL 2
 ASSETS
Investments, at fair value(1),(2)              $167,099,105   $639,261,650   $173,266,285   $923,974,035    $44,679,235
Dividends receivable                                     --             --             --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                        226,041        227,898        685,851             --          9,903
Receivable for share redemptions                         --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------
Total assets                                    167,325,146    639,489,548    173,952,136    923,974,035     44,689,138
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  108,141        425,837        113,937        632,483         29,300
    Minimum death benefit guarantee risk
          charge                                         --             --             --             --             --
    Contract terminations                                --             --             --        247,707         88,717
Payable for investments purchased                        --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                   108,141        425,837        113,937        880,190        118,017
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period             $167,217,005   $639,063,711   $173,838,199   $923,093,845    $44,571,121
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            15,135,788     57,851,733     15,708,639     83,617,560      4,072,856
(2) Investments, at cost                       $164,557,174   $586,942,600   $173,310,180   $847,595,920    $43,943,739
-----------------------------------------------------------------------------------------------------------------------


                                                    VP          VP PTNRS                                     WF ADV VT
                                               MOD CONSERV,    SM CAP VAL,      WANGER         WANGER        INTL EQ,
DEC. 31, 2011 (CONTINUED)                          CL 4           CL 3           INTL            USA           CL 2
 ASSETS
Investments, at fair value(1),(2)              $120,637,239    $15,051,064    $80,572,685    $82,359,248    $22,492,226
Dividends receivable                                     --             --             --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                         17,232             --         17,505             --         50,496
Receivable for share redemptions                         --             --             --             --         13,061
-----------------------------------------------------------------------------------------------------------------------
Total assets                                    120,654,471     15,051,064     80,590,190     82,359,248     22,555,783
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   78,858         10,773         52,521         54,920         13,061
    Minimum death benefit guarantee risk
          charge                                         --             --             --             --             --
    Contract terminations                                --          7,879         27,529         47,512             --
Payable for investments purchased                        --             --             --             --         50,496
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                    78,858         18,652         80,050        102,432         63,557
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period             $120,575,613    $15,032,412    $80,510,140    $82,256,816    $22,492,226
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            10,977,001      1,032,309      2,798,634      2,763,733      4,705,487
(2) Investments, at cost                       $112,627,688    $12,733,646    $73,090,492    $76,524,402    $21,870,449
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT  9

STATEMENTS OF ASSETS AND LIABILITIES

                                                                         WF ADV VT     WF ADV VT
                                                                            OPP,      SM CAP GRO,
DEC. 31, 2011 (CONTINUED)                                                   CL 2          CL 2
 ASSETS
Investments, at fair value(1),(2)                                       $17,055,600   $10,510,572
Dividends receivable                                                             --            --
Accounts receivable from RiverSource Life for contract purchase
  payments                                                                       --         2,851
Receivable for share redemptions                                             59,931        14,853
-------------------------------------------------------------------------------------------------
Total assets                                                             17,115,531    10,528,276
-------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                                           11,459         7,231
    Minimum death benefit guarantee risk charge                                  --            --
    Contract terminations                                                    48,472         7,622
Payable for investments purchased                                                --         2,851
-------------------------------------------------------------------------------------------------
Total liabilities                                                            59,931        17,704
-------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in accumulation
  period                                                                $17,055,600   $10,510,572
-------------------------------------------------------------------------------------------------
(1) Investment shares                                                       981,335     1,368,564
(2) Investments, at cost                                                $16,444,761   $ 9,789,311
-------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
10  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                 AB VPS        AB VPS         AB VPS             AC VP              AC VP
                                               GRO & INC,     INTL VAL,     LG CAP GRO,          INTL,              VAL,
YEAR ENDED DEC. 31, 2011                          CL B          CL B           CL B               CL I              CL I
 INVESTMENT INCOME
Dividend income                                $  170,002   $  1,981,902      $   2,616         $  231,649        $1,114,651
Variable account expenses                         141,360        453,279         22,402            125,340           416,834
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    28,642      1,528,623        (19,786)           106,309           697,817
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         1,912,192      9,164,529        963,353          6,362,192        17,483,810
    Cost of investments sold                    2,274,932     10,257,619        897,431          5,748,426        20,358,046
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (362,740)    (1,093,090)        65,922            613,766        (2,874,236)
Distributions from capital gains                       --             --             --                 --                --
Net change in unrealized appreciation or
  depreciation of investments                   1,099,603    (11,285,497)      (209,755)        (2,728,851)        2,313,489
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    736,863    (12,378,587)      (143,833)        (2,115,085)         (560,747)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $  765,505   $(10,849,964)     $(163,619)       $(2,008,776)       $  137,070
----------------------------------------------------------------------------------------------------------------------------


                                                CALVERT        COL VP         COL VP             COL VP            COL VP
                                                 VP SRI         BAL,        CASH MGMT,         DIV BOND,         DIV EQ INC,
YEAR ENDED DEC. 31, 2011 (CONTINUED)              BAL           CL 3           CL 3               CL 3              CL 3
 INVESTMENT INCOME
Dividend income                                $   86,967    $        --   $      7,434       $  6,622,099       $        --
Variable account expenses                          55,688      1,319,902        599,385          1,216,740         1,794,425
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    31,279     (1,319,902)      (591,951)         5,405,359        (1,794,425)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         1,962,168     26,733,125     33,969,908         37,259,607        49,318,912
    Cost of investments sold                    1,959,419     26,712,347     33,960,515         35,226,329        48,208,349
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       2,749         20,778          9,393          2,033,278         1,110,563
Distributions from capital gains                       --             --             --                 --                --
Net change in unrealized appreciation or
  depreciation of investments                     218,106      3,807,814         (9,393)           862,386       (11,582,762)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    220,855      3,828,592             --          2,895,664       (10,472,199)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $  252,134   $  2,508,690   $   (591,951)      $  8,301,023      $(12,266,624)
----------------------------------------------------------------------------------------------------------------------------


                                                 COL VP        COL VP         COL VP         COL VP GLOBAL         COL VP
                                                DYN EQ,       EMER MKTS    GLOBAL BOND,   INFLATION PROT SEC,      HI INC,
YEAR ENDED DEC. 31, 2011 (CONTINUED)              CL 3        OPP, CL 3        CL 3               CL 3              CL 2
 INVESTMENT INCOME
Dividend income                                $       --   $    681,482   $  1,290,724         $1,222,420        $  543,979
Variable account expenses                       2,107,972        489,891        366,729            138,058            61,987
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                (2,107,972)       191,591        923,995          1,084,362           481,992
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        53,519,066     13,784,031     10,324,630          4,094,955         1,563,537
    Cost of investments sold                   54,024,243     12,088,684      9,679,602          4,138,263         1,538,484
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (505,177)     1,695,347        645,028            (43,308)           25,053
Distributions from capital gains                       --        915,767        220,575            211,524                --
Net change in unrealized appreciation or
  depreciation of investments                  13,839,663    (16,732,929)       (47,292)           231,508          (105,836)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 13,334,486    (14,121,815)       818,311            399,724           (80,783)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $11,226,514   $(13,930,224)  $  1,742,306         $1,484,086        $  401,209
----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT  11

STATEMENTS OF OPERATIONS

                                                COL VP           COL VP          COL VP          COL VP           COL VP
                                            HI YIELD BOND,      INC OPP,       INTL OPP,      LG CAP GRO,      MID CAP GRO
YEAR ENDED DEC. 31, 2011 (CONTINUED)             CL 3             CL 3            CL 3            CL 3          OPP, CL 3
 INVESTMENT INCOME
Dividend income                              $  5,055,512     $ 1,402,301     $  1,348,052     $       --        $       --
Variable account expenses                         511,564         126,626          839,558        344,672           118,856
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 4,543,948       1,275,675          508,494       (344,672)         (118,856)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        13,970,746       3,724,201       19,437,806     11,224,693         4,810,089
    Cost of investments sold                   13,239,031       3,547,942       14,893,171     10,339,754         4,012,538
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     731,715         176,259        4,544,635        884,939           797,551
Distributions from capital gains                       --         420,860               --             --                --
Net change in unrealized appreciation or
  depreciation of investments                  (2,401,245)     (1,064,836)     (18,046,017)    (2,095,311)       (3,134,270)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (1,669,530)       (467,717)     (13,501,382)    (1,210,372)       (2,336,719)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $  2,874,418     $   807,958     $(12,992,888)   $(1,555,044)      $(2,455,575)
----------------------------------------------------------------------------------------------------------------------------


                                                COL VP           COL VP      COL VP SELECT   COL VP SELECT        COL VP
                                              MID CAP VAL       S&P 500,         LG CAP          SM CAP      SHORT DURATION,
YEAR ENDED DEC. 31, 2011 (CONTINUED)           OPP, CL 3          CL 3         VAL, CL 3       VAL, CL 3           CL 3
 INVESTMENT INCOME
Dividend income                                $       --      $       --        $      --     $       --        $  340,590
Variable account expenses                          82,374         317,993           37,071        122,141           316,939
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (82,374)       (317,993)         (37,071)      (122,141)           23,651
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         2,404,303      10,207,521        1,928,523      4,567,992        11,778,360
    Cost of investments sold                    2,352,993       8,971,778        1,782,633      4,653,413        11,591,596
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      51,310       1,235,743          145,890        (85,421)          186,764
Distributions from capital gains                       --              --               --             --                --
Net change in unrealized appreciation or
  depreciation of investments                    (886,067)       (535,053)        (335,986)    (1,170,846)             (650)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (834,757)        700,690         (190,096)    (1,256,267)          186,114
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $ (917,131)     $  382,697        $(227,167)   $(1,378,408)       $  209,765
----------------------------------------------------------------------------------------------------------------------------


                                                  CS             EV VT          FID VIP         FID VIP          FID VIP
                                               COMMODITY     FLOATING-RATE    CONTRAFUND,      GRO & INC,        MID CAP,
YEAR ENDED DEC. 31, 2011 (CONTINUED)            RETURN            INC          SERV CL 2        SERV CL          SERV CL
 INVESTMENT INCOME
Dividend income                                $  382,683      $  897,592      $   550,091    $   778,798       $   186,054
Variable account expenses                         121,765         170,071          570,855        378,992         1,024,948
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   260,918         727,521          (20,764)       399,806          (838,894)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         2,992,082       6,112,834       13,323,615     18,066,010        48,735,965
    Cost of investments sold                    3,484,976       5,919,108       12,605,011     18,398,522        38,810,580
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (492,894)        193,726          718,604       (332,512)        9,925,385
Distributions from capital gains                       --              --               --             --           213,187
Net change in unrealized appreciation or
  depreciation of investments                  (1,944,887)       (673,144)      (3,200,909)       334,722       (24,463,036)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (2,437,781)       (479,418)      (2,482,305)         2,210       (14,324,464)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $(2,176,863)     $  248,103     $ (2,503,069)    $  402,016      $(15,163,358)
----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
12  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT

STATEMENTS OF OPERATIONS


                                              FID VIP        FTVIPT FRANK     FTVIPT FRANK        FTVIPT          GS VIT
                                             OVERSEAS,     GLOBAL REAL EST,    SM CAP VAL,    MUTUAL SHARES    MID CAP VAL,
YEAR ENDED DEC. 31, 2011 (CONTINUED)          SERV CL            CL 2             CL 2          SEC, CL 2          INST
 INVESTMENT INCOME
Dividend income                              $  276,827      $  3,591,714       $  245,098      $  445,825       $  690,801
Variable account expenses                       175,802           386,043          293,541         166,352          781,498
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 101,025         3,205,671          (48,443)        279,473          (90,697)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       8,845,546         9,535,951        8,406,577       3,243,882       23,070,043
    Cost of investments sold                  9,376,813        14,836,196        7,598,993       3,458,510       22,677,128
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (531,267)       (5,300,245)         807,584        (214,628)         392,915
Distributions from capital gains                 45,835                --               --              --               --
Net change in unrealized appreciation or
  depreciation of investments                (3,618,532)         (743,471)      (2,403,704)       (426,162)      (6,876,465)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               (4,103,964)       (6,043,716)      (1,596,120)       (640,790)      (6,483,550)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $(4,002,939)      $(2,838,045)     $(1,644,563)     $ (361,317)     $(6,574,247)
---------------------------------------------------------------------------------------------------------------------------


                                              GS VIT            GS VIT         INVESCO VI       INVESCO VI      INVESCO VI
                                          STRUCTD SM CAP     STRUCTD U.S.       CAP APPR,        CAP DEV,        CORE EQ,
YEAR ENDED DEC. 31, 2011 (CONTINUED)         EQ, INST          EQ, INST           SER I           SER I            SER I
 INVESTMENT INCOME
Dividend income                              $   42,969       $   556,220        $  15,354       $      --       $1,249,314
Variable account expenses                        41,453           276,427           76,772          52,731        1,019,896
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   1,516           279,793          (61,418)        (52,731)         229,418
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       2,201,755         9,480,494        4,743,364       2,959,983       30,876,197
    Cost of investments sold                  2,136,375        10,250,702        4,802,308       2,842,485       26,695,536
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    65,380          (770,208)         (58,944)        117,498        4,180,661
Distributions from capital gains                     --                --               --              --               --
Net change in unrealized appreciation or
  depreciation of investments                   (54,124)        1,607,183         (716,712)       (680,876)      (4,920,693)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   11,256           836,975         (775,656)       (563,378)        (740,032)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $   12,772      $  1,116,768       $ (837,074)     $ (616,109)     $  (510,614)
---------------------------------------------------------------------------------------------------------------------------


                                            INVESCO VI        INVESCO VI       INVESCO VI    INVESCO VANK VI    JANUS ASPEN
                                             DIV DIVD,         INTL GRO,          TECH,         COMSTOCK,       ENTERPRISE,
PERIOD ENDED DEC. 31, 2011 (CONTINUED)       SER I(1)           SER II            SER I           SER II           SERV
 INVESTMENT INCOME
Dividend income                                $     --       $   193,478       $    9,714      $   69,416       $       --
Variable account expenses                        20,220           125,843           43,232          42,254           64,250
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (20,220)           67,635          (33,518)         27,162          (64,250)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         679,112         5,557,582        1,375,299       1,431,457        4,624,405
    Cost of investments sold                    737,618         4,694,976        1,115,494       1,354,652        3,704,763
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (58,506)          862,606          259,805          76,805          919,642
Distributions from capital gains                     --                --               --              --               --
Net change in unrealized appreciation or
  depreciation of investments                  (229,942)       (2,189,684)        (552,042)       (275,214)      (1,039,348)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (288,448)       (1,327,078)        (292,237)       (198,409)        (119,706)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $(308,668)      $(1,259,443)      $ (325,755)     $ (171,247)     $  (183,956)
---------------------------------------------------------------------------------------------------------------------------

(1) For the period April 29, 2011 (commencement of operations) to Dec. 31, 2011.




See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT  13

STATEMENTS OF OPERATIONS

                                             JANUS ASPEN     JANUS ASPEN      JANUS ASPEN           MFS              MFS
                                            GLOBAL TECH,       JANUS,          OVERSEAS,      INV GRO STOCK,       NEW DIS,
YEAR ENDED DEC. 31, 2011 (CONTINUED)            SERV            SERV              SERV            SERV CL          SERV CL
 INVESTMENT INCOME
Dividend income                               $       --      $   39,551      $    344,689       $   67,698        $       --
Variable account expenses                         89,001          75,068           707,660          213,704           186,262
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (89,001)        (35,517)         (362,971)        (146,006)         (186,262)
-------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        3,970,052       3,267,324        29,197,989        6,838,098         5,473,856
    Cost of investments sold                   3,264,288       2,952,567        24,040,577        5,178,456         4,691,940
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    705,764         314,757         5,157,412        1,659,642           781,916
Distributions from capital gains                      --              --           906,636               --         2,948,854
Net change in unrealized appreciation or
  depreciation of investments                 (1,728,203)       (813,817)      (39,349,118)      (1,574,665)       (6,293,487)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                (1,022,439)       (499,060)      (33,285,070)          84,977        (2,562,717)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $(1,111,440)     $ (534,577)     $(33,648,041)     $   (61,029)      $(2,748,979)
-------------------------------------------------------------------------------------------------------------------------------


                                                 MFS           MS UIF            MS UIF        OPPEN GLOBAL      OPPEN GLOBAL
                                             UTILITIES,      GLOBAL REAL      MID CAP GRO,        SEC VA,     STRATEGIC INC VA,
YEAR ENDED DEC. 31, 2011 (CONTINUED)           SERV CL       EST, CL II          CL II             SERV              SRV
 INVESTMENT INCOME
Dividend income                               $  653,386     $   307,430        $   22,860       $   68,547       $ 1,687,811
Variable account expenses                        178,874          73,722            74,537           59,197           495,056
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  474,512         233,708           (51,677)           9,350         1,192,755
-------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        2,579,300       1,731,163         2,464,983        1,576,184        11,189,962
    Cost of investments sold                   2,537,984       1,689,946         2,150,892        1,580,432        10,709,377
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     41,316          41,217           314,091           (4,248)          480,585
Distributions from capital gains                      --              --             3,852               --           734,372
Net change in unrealized appreciation or
  depreciation of investments                    610,882      (1,325,490)       (1,165,552)        (755,562)       (2,482,784)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   652,198      (1,284,273)         (847,609)        (759,810)       (1,267,827)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $1,126,710     $(1,050,565)       $ (899,286)      $ (750,460)     $    (75,072)
-------------------------------------------------------------------------------------------------------------------------------


                                            OPPEN MAIN ST       PIMCO            PUT VT           PUT VT            PUT VT
                                           SM MID CAP VA,  VIT ALL ASSET,  GLOBAL HLTH CARE,     HI YIELD,         INTL EQ,
YEAR ENDED DEC. 31, 2011 (CONTINUED)            SERV         ADVISOR CL          CL IB             CL IB            CL IB
 INVESTMENT INCOME
Dividend income                               $   23,363     $ 2,008,928         $ 120,119        $ 795,279         $  83,629
Variable account expenses                         50,713         209,159            30,910           74,955            22,773
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (27,350)      1,799,769            89,209          720,324            60,856
-------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        1,639,635       4,151,304           951,419        3,592,489           434,209
    Cost of investments sold                   1,432,374       4,091,538           931,047        3,714,876           531,049
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    207,261          59,766            20,372         (122,387)          (96,840)
Distributions from capital gains                      --              --                --               --                --
Net change in unrealized appreciation or
  depreciation of investments                   (358,552)     (1,623,112)         (189,825)        (476,998)         (429,561)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (151,291)     (1,563,346)         (169,453)        (599,385)         (526,401)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $ (178,641)    $   236,423         $ (80,244)       $ 120,939         $(465,545)
-------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
14  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                  PUT VT           PUT VT           ROYCE          THIRD           VP
                                              MULTI-CAP GRO,   MULTI-CAP GRO,    MICRO-CAP,         AVE           AGGR,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               CL IA            CL IB         INVEST CL         VAL           CL 2
 INVESTMENT INCOME
Dividend income                                 $   352,810        $  16,693    $  1,509,311   $    836,621     $       --
Variable account expenses                           657,466           45,229         514,159        370,809        377,329
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (304,656)         (28,536)        995,152        465,812       (377,329)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          17,937,550        3,763,674      22,120,887     18,357,061      6,656,762
    Cost of investments sold                     20,277,524        3,376,848      18,004,574     23,375,789      6,589,932
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (2,339,974)         386,826       4,116,313     (5,018,728)        66,830
Distributions from capital gains                         --               --              --             --             --
Net change in unrealized appreciation or
  depreciation of investments                    (1,984,195)        (731,570)    (13,729,951)    (6,514,368)    (2,617,460)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (4,324,169)        (344,744)     (9,613,638)   (11,533,096)    (2,550,630)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $ (4,628,825)      $ (373,280)   $ (8,618,486)  $(11,067,284)   $(2,927,959)
--------------------------------------------------------------------------------------------------------------------------


                                                    VP               VP              VP          VP DAVIS         VP GS
                                                   AGGR,          CONSERV,        CONSERV,      NY VENTURE,   MID CAP VAL,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               CL 4             CL 2            CL 4           CL 3           CL 3
 INVESTMENT INCOME
Dividend income                                 $        --       $       --      $       --     $       --      $      --
Variable account expenses                         2,209,813           77,572         257,417         32,818         10,633
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (2,209,813)         (77,572)       (257,417)       (32,818)       (10,633)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          33,318,542        3,804,043       9,711,600      1,289,402        637,654
    Cost of investments sold                     29,576,008        3,731,441       9,174,267      1,145,191        576,465
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     3,742,534           72,602         537,333        144,211         61,189
Distributions from capital gains                         --               --              --             --             --
Net change in unrealized appreciation or
  depreciation of investments                   (11,495,505)         138,599         577,962       (281,788)      (153,451)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (7,752,971)         211,201       1,115,295       (137,577)       (92,262)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $ (9,962,784)      $  133,629      $  857,878     $ (170,395)     $(102,895)
--------------------------------------------------------------------------------------------------------------------------


                                                    VP               VP              VP             VP             VP
                                                   MOD,             MOD,          MOD AGGR,      MOD AGGR,    MOD CONSERV,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               CL 2             CL 4            CL 2           CL 4           CL 2
 INVESTMENT INCOME
Dividend income                                  $       --       $       --      $       --   $         --     $       --
Variable account expenses                           976,173        5,381,044       1,096,484      8,240,861        225,715
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (976,173)      (5,381,044)     (1,096,484)    (8,240,861)      (225,715)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           6,003,113       87,814,880      11,083,485    113,360,886      4,551,973
    Cost of investments sold                      5,954,386       78,984,238      10,782,527    102,344,518      4,412,887
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        48,727        8,830,642         300,958     11,016,368        139,086
Distributions from capital gains                         --               --              --             --             --
Net change in unrealized appreciation or
  depreciation of investments                    (1,480,078)      (6,262,490)     (5,302,703)   (25,145,506)       106,246
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (1,431,351)       2,568,152      (5,001,745)   (14,129,138)       245,332
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $(2,407,524)     $(2,812,892)    $(6,098,229)  $(22,369,999)    $   19,617
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT  15

STATEMENTS OF OPERATIONS

                                                    VP          VP PTNRS                                      WF ADV VT
                                               MOD CONSERV,   SM CAP VAL,        WANGER          WANGER        INTL EQ,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               CL 4           CL 3            INTL             USA           CL 2
 INVESTMENT INCOME
Dividend income                                 $        --    $       --    $    4,628,942   $         --   $    28,637
Variable account expenses                           889,883       142,070           791,718        776,231       201,717
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (889,883)     (142,070)        3,837,224       (776,231)     (173,080)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          24,279,373     2,616,785        22,486,647     20,884,732     8,325,124
    Cost of investments sold                     22,393,080     2,175,352        25,801,354     19,093,834     6,562,886
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     1,886,293       441,433        (3,314,707)     1,790,898     1,762,238
Distributions from capital gains                         --            --         2,374,225      8,402,124     1,209,429
Net change in unrealized appreciation or
  depreciation of investments                       455,087    (1,201,065)      (17,981,101)   (12,907,227)   (6,477,108)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    2,341,380      (759,632)      (18,921,583)    (2,714,205)   (3,505,441)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ 1,451,497   $  (901,702)  $   (15,084,359)  $ (3,490,436)  $(3,678,521)
------------------------------------------------------------------------------------------------------------------------


                                                                                                WF ADV VT     WF ADV VT
                                                                                                  OPP,       SM CAP GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                                                              CL 2           CL 2
 INVESTMENT INCOME
Dividend income                                                                                 $    5,323    $       --
Variable account expenses                                                                           72,160       101,223
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                    (66,837)     (101,223)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                                                          3,645,543     3,518,536
    Cost of investments sold                                                                     3,548,103     3,245,282
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                                                                       97,440       273,254
Distributions from capital gains                                                                        --            --
Net change in unrealized appreciation or
  depreciation of investments                                                                      447,349      (876,043)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                     544,789      (602,789)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                     $  477,952    $ (704,012)
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
16  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                      AB VPS        AB VPS         AB VPS        AC VP         AC VP
                                                    GRO & INC,     INTL VAL,    LG CAP GRO,      INTL,          VAL,
YEAR ENDED DEC. 31, 2011                               CL B          CL B           CL B          CL I          CL I
 OPERATIONS
Investment income (loss) -- net                    $    28,642   $  1,528,623    $  (19,786)  $   106,309   $   697,817
Net realized gain (loss) on sales of investments      (362,740)    (1,093,090)       65,922       613,766    (2,874,236)
Distributions from capital gains                            --             --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                        1,099,603    (11,285,497)     (209,755)   (2,728,851)    2,313,489
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      765,505    (10,849,964)     (163,619)   (2,008,776)      137,070
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           1,779,624      5,923,770       198,271       858,400     3,197,650
Net transfers(1)                                      (118,597)    (5,811,635)      917,961    (1,431,534)   (3,832,078)
Transfers for policy loans                            (177,840)      (466,957)       (8,861)     (137,641)     (688,307)
Policy charges                                        (572,611)    (1,965,839)      (77,963)     (516,286)   (2,226,332)
Contract terminations:
    Surrender benefits                                (725,856)    (2,653,735)     (147,859)   (1,031,652)   (4,222,462)
    Death benefits                                     (11,533)       (36,491)           --       (46,462)      (87,343)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         173,187     (5,010,887)      881,549    (2,305,175)   (7,858,872)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     15,124,563     58,348,163     1,998,054    17,817,944    59,272,417
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $16,063,255   $ 42,487,312    $2,715,984   $13,503,993   $51,550,615
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              13,656,909     38,470,408     1,957,631    17,456,465    37,647,289
Contract purchase payments                           1,557,620      4,196,042       206,085       820,208     2,056,833
Net transfers(1)                                      (187,538)    (4,128,409)      785,158    (3,336,956)   (1,805,003)
Transfers for policy loans                            (156,854)      (309,673)       (8,985)     (112,415)     (437,070)
Policy charges                                        (499,415)    (1,386,655)      (78,265)     (490,370)   (1,436,782)
Contract terminations:
    Surrender benefits                                (627,815)    (1,853,989)     (142,715)     (952,199)   (2,712,155)
    Death benefits                                      (9,787)       (25,440)           --       (56,143)      (60,556)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    13,733,120     34,962,284     2,718,909    13,328,590    33,252,556
-----------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT  17

STATEMENTS OF CHANGES IN NET ASSETS

                                                    CALVERT       COL VP         COL VP         COL VP         COL VP
                                                    VP SRI         BAL,        CASH MGMT,      DIV BOND,     DIV EQ INC,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                  BAL          CL 3           CL 3           CL 3           CL 3
 OPERATIONS
Investment income (loss) -- net                   $   31,279   $ (1,319,902)  $   (591,951)  $  5,405,359   $ (1,794,425)
Net realized gain (loss) on sales of investments       2,749         20,778          9,393      2,033,278      1,110,563
Distributions from capital gains                          --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                        218,106      3,807,814         (9,393)       862,386    (11,582,762)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    252,134      2,508,690       (591,951)     8,301,023    (12,266,624)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           585,311     11,342,928     13,377,673      9,458,506     17,924,300
Net transfers(1)                                    (509,776)    (7,299,431)    12,900,474    (11,929,430)   (24,184,845)
Transfers for policy loans                          (246,460)      (666,987)       412,880     (1,178,244)    (1,747,864)
Policy charges                                      (251,035)   (13,353,201)    (8,356,179)    (7,886,705)    (8,445,227)
Contract terminations:
    Surrender benefits                              (383,531)   (10,586,362)   (11,378,572)    (9,051,378)   (12,060,490)
    Death benefits                                        --        (88,809)      (326,264)      (380,128)      (126,818)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (805,491)   (20,651,862)     6,630,012    (20,967,379)   (28,640,944)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    7,126,651    163,497,443     74,130,752    156,836,730    234,050,030
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $6,573,294   $145,354,271   $ 80,168,813   $144,170,374   $193,142,462
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             6,428,586    148,963,543     65,650,744    102,662,454    144,392,048
Contract purchase payments                           517,307     10,216,085     11,943,938      6,005,640     11,234,514
Net transfers(1)                                    (589,475)    (7,679,448)    13,556,690     (5,114,871)   (15,278,465)
Transfers for policy loans                          (218,637)      (578,373)       397,529       (755,565)    (1,064,920)
Policy charges                                      (220,507)   (12,052,427)    (7,495,564)    (5,063,756)    (5,306,258)
Contract terminations:
    Surrender benefits                              (331,183)    (9,428,775)   (10,443,504)    (5,951,395)    (7,530,256)
    Death benefits                                        --        (78,277)      (294,099)      (195,200)       (85,239)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   5,586,091    129,362,328     73,315,734     91,587,307    126,361,424
------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
18  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                   COL VP         COL VP         COL VP           COL VP          COL VP
                                                   DYN EQ,       EMER MKTS    GLOBAL BOND,   GLOBAL INFLATION     HI INC,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                CL 3         OPP, CL 3        CL 3        PROT SEC, CL 3       CL 2
 OPERATIONS
Investment income (loss) -- net                 $ (2,107,972)  $    191,591    $   923,995      $ 1,084,362     $  481,992
Net realized gain (loss) on sales of
  investments                                       (505,177)     1,695,347        645,028          (43,308)        25,053
Distributions from capital gains                          --        915,767        220,575          211,524             --
Net change in unrealized appreciation or
  depreciation of investments                     13,839,663    (16,732,929)       (47,292)         231,508       (105,836)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       11,226,514    (13,930,224)     1,742,306        1,484,086        401,209
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        22,542,813      4,628,529      2,489,896          984,720        558,798
Net transfers(1)                                 (14,466,045)    (5,358,884)    (2,274,955)       2,130,738        442,494
Transfers for policy loans                          (643,351)      (787,425)      (369,512)        (379,432)       (98,789)
Policy charges                                   (20,459,533)    (1,879,042)    (1,591,589)        (507,770)      (208,799)
Contract terminations:
    Surrender benefits                           (18,539,274)    (2,710,816)    (2,468,216)        (948,495)      (386,466)
    Death benefits                                  (126,512)       (35,969)      (100,831)         (41,285)            --
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (31,691,902)    (6,143,607)    (4,315,207)       1,238,476        307,238
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  262,784,214     68,363,318     46,152,493       16,290,063      6,848,377
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $242,318,826   $ 48,289,487    $43,579,592      $19,012,625     $7,556,824
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           336,117,237     25,523,540     27,087,129       13,966,478      5,298,090
Contract purchase payments                        27,163,957      1,908,313      1,400,932          809,507        422,161
Net transfers(1)                                 (32,644,072)    (1,783,020)       (83,175)       1,796,615        239,208
Transfers for policy loans                          (646,439)      (311,156)      (218,458)        (311,730)       (72,615)
Policy charges                                   (25,188,765)      (781,436)      (921,815)        (418,198)      (156,119)
Contract terminations:
    Surrender benefits                           (21,985,528)    (1,144,969)    (1,489,294)        (793,884)      (285,141)
    Death benefits                                  (156,291)       (15,433)       (53,752)         (32,639)            --
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 282,660,099     23,395,839     25,721,567       15,016,149      5,445,584
--------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS

                                                    COL VP          COL VP        COL VP         COL VP         COL VP
                                                HI YIELD BOND,     INC OPP,      INTL OPP,     LG CAP GRO,   MID CAP GRO
YEAR ENDED DEC. 31, 2011 (CONTINUED)                 CL 3            CL 3          CL 3           CL 3        OPP, CL 3
 OPERATIONS
Investment income (loss) -- net                   $ 4,543,948    $ 1,275,675   $    508,494   $   (344,672)  $  (118,856)
Net realized gain (loss) on sales of
  investments                                         731,715        176,259      4,544,635        884,939       797,551
Distributions from capital gains                           --        420,860             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                      (2,401,245)    (1,064,836)   (18,046,017)    (2,095,311)   (3,134,270)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         2,874,418        807,958    (12,992,888)    (1,555,044)   (2,455,575)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          4,207,427      1,047,918      6,502,432      3,357,295     1,176,507
Net transfers(1)                                   (4,855,300)     1,081,189     (7,831,214)    (4,151,179)   (1,043,264)
Transfers for policy loans                           (557,569)      (185,562)      (444,441)      (336,863)     (175,428)
Policy charges                                     (2,489,270)      (557,029)    (5,824,975)    (1,559,708)     (643,962)
Contract terminations:
    Surrender benefits                             (3,569,656)      (612,318)    (6,783,256)    (2,261,580)     (684,469)
    Death benefits                                    (51,450)          (120)       (19,038)        (3,517)       (7,477)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (7,315,818)       774,078    (14,400,492)    (4,955,552)   (1,378,093)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    63,265,542     15,072,948    111,451,214     44,430,759    16,098,615
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $58,824,142    $16,654,984   $ 84,057,834   $ 37,920,163   $12,264,947
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             35,748,613     10,732,835    110,254,533     76,325,076    10,046,629
Contract purchase payments                          2,311,679        729,633      6,611,402      5,621,690       758,840
Net transfers(1)                                   (2,472,070)       630,819     (9,798,999)   (14,486,890)   (1,237,224)
Transfers for policy loans                           (306,782)      (127,321)      (450,256)      (558,975)     (111,813)
Policy charges                                     (1,372,685)      (383,509)    (5,977,266)    (2,461,877)     (405,004)
Contract terminations:
    Surrender benefits                             (1,975,774)      (414,790)    (6,707,930)    (3,374,196)     (418,738)
    Death benefits                                    (28,414)           (86)       (19,507)        (5,032)       (4,377)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   31,904,567     11,167,581     93,911,977     61,059,796     8,628,313
------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
20  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                COL VP        COL VP         COL VP          COL VP           COL VP
                                             MID CAP VAL     S&P 500,    SELECT LG CAP   SELECT SM CAP   SHORT DURATION,
YEAR ENDED DEC. 31, 2011 (CONTINUED)          OPP, CL 3        CL 3        VAL, CL 3       VAL, CL 3           CL 3
 OPERATIONS
Investment income (loss) -- net              $   (82,374)  $  (317,993)    $  (37,071)    $  (122,141)     $    23,651
Net realized gain (loss) on sales of
  investments                                     51,310     1,235,743        145,890         (85,421)         186,764
Distributions from capital gains                      --            --             --              --               --
Net change in unrealized appreciation or
  depreciation of investments                   (886,067)     (535,053)      (335,986)     (1,170,846)            (650)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (917,131)      382,697       (227,167)     (1,378,408)         209,765
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       815,271     3,104,808        383,906       1,111,029        2,887,570
Net transfers(1)                                (874,453)   (2,365,523)       635,898      (1,082,084)        (851,364)
Transfers for policy loans                      (132,369)     (560,077)       (46,315)       (136,945)        (262,468)
Policy charges                                  (297,281)   (1,578,571)      (123,084)       (620,766)      (2,303,628)
Contract terminations:
    Surrender benefits                          (269,826)   (2,606,277)      (127,172)       (723,656)      (3,145,970)
    Death benefits                                (2,478)           --             --          (2,738)         (23,491)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (761,136)   (4,005,640)       723,233      (1,455,160)      (3,699,351)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               10,455,732    40,562,520      3,577,944      16,204,562       41,733,770
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $ 8,777,465   $36,939,577     $4,074,010     $13,370,994      $38,244,184
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         8,268,060    41,717,784      3,205,180      10,437,637       32,466,145
Contract purchase payments                       669,015     3,146,171        355,008         736,690        2,231,803
Net transfers(1)                                (964,107)   (4,691,500)       320,785      (1,043,794)          54,365
Transfers for policy loans                      (104,462)     (583,205)       (43,255)        (92,132)        (214,734)
Policy charges                                  (240,370)   (1,578,864)      (108,379)       (408,589)      (1,792,279)
Contract terminations:
    Surrender benefits                          (217,037)   (2,330,357)      (111,387)       (464,877)      (2,434,291)
    Death benefits                                (1,901)           --             --          (1,593)         (17,581)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               7,409,198    35,680,029      3,617,952       9,163,342       30,293,428
------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT  21

STATEMENTS OF CHANGES IN NET ASSETS

                                                       CS           EV VT         FID VIP       FID VIP        FID VIP
                                                   COMMODITY    FLOATING-RATE   CONTRAFUND,    GRO & INC,     MID CAP,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                 RETURN          INC         SERV CL 2      SERV CL        SERV CL
 OPERATIONS
Investment income (loss) -- net                   $   260,918    $   727,521    $   (20,764)  $   399,806   $   (838,894)
Net realized gain (loss) on sales of investments     (492,894)       193,726        718,604      (332,512)     9,925,385
Distributions from capital gains                           --             --             --            --        213,187
Net change in unrealized appreciation or
  depreciation of investments                      (1,944,887)      (673,144)    (3,200,909)      334,722    (24,463,036)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (2,176,863)       248,103     (2,503,069)      402,016    (15,163,358)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          1,147,973      1,228,196      5,263,701     2,974,925      6,131,267
Net transfers(1)                                    2,171,945      3,535,679     (1,658,037)   (5,428,686)   (14,472,281)
Transfers for policy loans                           (209,461)      (315,982)      (580,440)     (358,963)    (1,276,710)
Policy charges                                       (408,980)      (599,967)    (1,975,004)   (1,917,577)    (4,616,270)
Contract terminations:
    Surrender benefits                               (661,607)      (828,442)    (2,744,505)   (3,399,287)    (9,238,803)
    Death benefits                                         --            (96)       (13,793)       (4,490)       (43,980)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      2,039,870      3,019,388     (1,708,078)   (8,134,078)   (23,516,777)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    14,110,341     17,645,767     69,897,053    52,588,269    150,387,644
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $13,973,348    $20,913,258    $65,685,906   $44,856,207   $111,707,509
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             13,210,389     15,469,787     68,287,855    47,522,645     60,854,221
Contract purchase payments                          1,116,935      1,067,962      5,205,746     2,579,324      2,644,202
Net transfers(1)                                    1,377,679      2,324,798     (5,385,271)   (8,279,299)    (1,474,682)
Transfers for policy loans                           (193,565)      (259,078)      (536,183)     (303,474)      (542,715)
Policy charges                                       (386,143)      (515,425)    (1,906,232)   (1,657,757)    (2,009,866)
Contract terminations:
    Surrender benefits                               (600,638)      (665,079)    (2,434,087)   (2,890,022)    (4,175,461)
    Death benefits                                         --            (88)       (13,660)       (4,332)       (16,230)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   14,524,657     17,422,877     63,218,168    36,967,085     55,279,469
------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
22  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                               FID VIP       FTVIPT FRANK     FTVIPT FRANK       FTVIPT         GS VIT
                                              OVERSEAS,    GLOBAL REAL EST,    SM CAP VAL,   MUTUAL SHARES   MID CAP VAL,
YEAR ENDED DEC. 31, 2011 (CONTINUED)           SERV CL           CL 2             CL 2         SEC, CL 2         INST
 OPERATIONS
Investment income (loss) -- net              $   101,025      $ 3,205,671      $   (48,443)   $   279,473    $    (90,697)
Net realized gain (loss) on sales of
  investments                                   (531,267)      (5,300,245)         807,584       (214,628)        392,915
Distributions from capital gains                  45,835               --               --             --              --
Net change in unrealized appreciation or
  depreciation of investments                 (3,618,532)        (743,471)      (2,403,704)      (426,162)     (6,876,465)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   (4,002,939)      (2,838,045)      (1,644,563)      (361,317)     (6,574,247)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                     1,315,054        4,552,954        2,757,647      1,999,052       7,057,749
Net transfers(1)                              (2,460,303)      (3,655,211)      (3,824,478)    (1,721,006)     (9,737,021)
Transfers for policy loans                      (172,407)        (453,002)        (340,418)      (148,090)       (896,866)
Policy charges                                  (838,065)      (1,891,529)      (1,310,557)      (688,034)     (3,535,497)
Contract terminations:
    Surrender benefits                        (1,911,813)      (2,495,872)      (1,862,900)      (916,914)     (5,481,014)
    Death benefits                                (6,543)         (14,536)          (6,198)          (388)        (22,353)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                (4,074,077)      (3,957,196)      (4,586,904)    (1,475,380)    (12,615,002)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               26,000,483       48,225,359       38,443,954     19,857,732     102,336,573
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $17,923,467      $41,430,118      $32,212,487    $18,021,035    $ 83,147,324
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        22,371,208       26,139,931       16,486,430     15,207,005      40,967,241
Contract purchase payments                     1,155,077        2,483,383        1,217,967      1,537,514       2,865,904
Net transfers(1)                              (3,775,939)      (1,659,698)      (1,237,042)    (1,419,792)     (1,875,654)
Transfers for policy loans                      (146,638)        (241,161)        (149,134)      (113,398)       (359,174)
Policy charges                                  (727,261)      (1,040,299)        (592,081)      (528,510)     (1,473,258)
Contract terminations:
    Surrender benefits                        (1,592,223)      (1,376,303)        (855,142)      (685,603)     (2,414,194)
    Death benefits                                (6,941)          (7,418)          (2,737)          (339)         (8,649)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              17,277,283       24,298,435       14,868,261     13,996,877      37,702,216
-------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS

                                                    GS VIT          GS VIT       INVESCO VI   INVESCO VI    INVESCO VI
                                                STRUCTD SM CAP   STRUCTD U.S.    CAP APPR,     CAP DEV,      CORE EQ,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               EQ, INST        EQ, INST        SER I         SER I         SER I
 OPERATIONS
Investment income (loss) -- net                   $    1,516      $   279,793   $   (61,418)  $  (52,731)  $    229,418
Net realized gain (loss) on sales of
  investments                                         65,380         (770,208)      (58,944)     117,498      4,180,661
Distributions from capital gains                          --               --            --           --             --
Net change in unrealized appreciation or
  depreciation of investments                        (54,124)       1,607,183      (716,712)    (680,876)    (4,920,693)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           12,772        1,116,768      (837,074)    (616,109)      (510,614)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           307,639        2,807,251       668,204      433,945      8,356,287
Net transfers(1)                                    (241,679)      (4,335,546)   (1,300,965)     114,640    (10,321,062)
Transfers for policy loans                           (63,894)        (189,656)      (59,453)     (56,590)      (654,895)
Policy charges                                      (197,169)      (1,320,625)     (420,220)    (318,411)    (7,977,542)
Contract terminations:
    Surrender benefits                              (340,612)      (1,788,058)     (694,427)    (474,610)   (10,203,612)
    Death benefits                                        --           (5,603)       (3,046)          --        (59,719)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (535,715)      (4,832,237)   (1,809,907)    (301,026)   (20,860,543)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    5,594,741       34,967,531    11,432,354    6,885,649    141,302,040
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $5,071,798      $31,252,062   $ 8,785,373   $5,968,514   $119,930,883
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             3,539,607       38,293,908    15,065,136    4,944,823     80,286,748
Contract purchase payments                           187,895        2,983,766       819,148      304,382      4,742,396
Net transfers(1)                                    (315,153)      (6,582,214)   (4,029,807)    (230,233)    (4,343,335)
Transfers for policy loans                           (36,648)        (223,837)      (90,074)     (42,395)      (368,698)
Policy charges                                      (120,154)      (1,366,876)     (488,332)    (222,043)    (4,482,013)
Contract terminations:
    Surrender benefits                              (203,388)      (1,810,543)     (809,557)    (320,009)    (5,702,027)
    Death benefits                                        --           (5,901)       (4,772)          --        (32,311)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   3,052,159       31,288,303    10,461,742    4,434,525     70,100,760
-----------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
24  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                INVESCO VI    INVESCO VI   INVESCO VI   INVESCO VANK VI   JANUS ASPEN
                                                 DIV DIVD,    INTL GRO,       TECH,        COMSTOCK,      ENTERPRISE,
PERIOD ENDED DEC. 31, 2011 (CONTINUED)           SER I(2)       SER II        SER I          SER II           SERV
 OPERATIONS
Investment income (loss) -- net                 $  (20,220)  $    67,635   $  (33,518)     $   27,162     $   (64,250)
Net realized gain (loss) on sales of
  investments                                      (58,506)      862,606      259,805          76,805         919,642
Distributions from capital gains                        --            --           --              --              --
Net change in unrealized appreciation or
  depreciation of investments                     (229,942)   (2,189,684)    (552,042)       (275,214)     (1,039,348)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (308,668)   (1,259,443)    (325,755)       (171,247)       (183,956)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         242,477     1,188,176      462,366         356,054         497,220
Net transfers(1)                                 4,019,707      (737,063)     451,160         299,600      (1,152,501)
Transfers for policy loans                         (37,761)     (237,520)     (67,221)        (79,191)       (187,019)
Policy charges                                     (92,273)     (507,951)    (172,655)       (146,126)       (390,164)
Contract terminations:
    Surrender benefits                             (89,747)     (827,635)    (201,640)       (138,735)       (734,415)
    Death benefits                                      --        (8,062)          --         (15,532)             --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   4,042,403    (1,130,055)     472,010         276,070      (1,966,879)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         --    17,730,090    4,711,560       4,922,441      10,447,744
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $3,733,735   $15,340,592   $4,857,815      $5,027,264     $ 8,296,909
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  --    17,456,510    3,602,078       5,364,510      10,699,660
Contract purchase payments                         267,323     1,161,705      356,972         398,659         424,000
Net transfers(1)                                 4,042,021    (2,394,074)     199,325          19,992      (3,231,906)
Transfers for policy loans                         (41,074)     (223,167)     (50,102)        (84,109)       (154,832)
Policy charges                                    (101,861)     (467,489)    (131,289)       (157,370)       (324,464)
Contract terminations:
    Surrender benefits                             (99,274)     (729,334)    (138,992)       (138,260)       (615,208)
    Death benefits                                      --        (7,629)          --         (18,987)             --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 4,067,135    14,796,522    3,837,992       5,384,435       6,797,250
---------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

(2) For the period April 29, 2011 (commencement of operations) to Dec. 31, 2011.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT  25

STATEMENTS OF CHANGES IN NET ASSETS

                                                JANUS ASPEN   JANUS ASPEN    JANUS ASPEN         MFS            MFS
                                               GLOBAL TECH,      JANUS,       OVERSEAS,    INV GRO STOCK,     NEW DIS,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               SERV           SERV          SERV           SERV CL        SERV CL
 OPERATIONS
Investment income (loss) -- net                 $   (89,001)  $   (35,517)  $   (362,971)    $  (146,006)   $  (186,262)
Net realized gain (loss) on sales of
  investments                                       705,764       314,757      5,157,412       1,659,642        781,916
Distributions from capital gains                         --            --        906,636              --      2,948,854
Net change in unrealized appreciation or
  depreciation of investments                    (1,728,203)     (813,817)   (39,349,118)     (1,574,665)    (6,293,487)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (1,111,440)     (534,577)   (33,648,041)        (61,029)    (2,748,979)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          843,495       689,199      5,870,420       1,992,286      1,577,609
Net transfers(1)                                 (1,213,250)   (1,716,086)   (11,732,472)       (726,876)     1,492,646
Transfers for policy loans                         (191,789)     (123,827)    (1,051,107)       (336,939)      (197,823)
Policy charges                                     (440,083)     (236,086)    (2,768,372)       (899,078)      (822,555)
Contract terminations:
    Surrender benefits                             (680,637)     (384,576)    (4,684,661)     (1,376,533)    (1,280,891)
    Death benefits                                       --       (11,705)       (17,274)           (177)        (6,478)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (1,682,264)   (1,783,081)   (14,383,466)     (1,347,317)       762,508
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  12,647,365     9,945,228    110,729,055      27,281,301     22,592,086
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 9,853,661   $ 7,627,570   $ 62,697,548     $25,872,955    $20,605,615
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           18,070,243     9,896,133     58,039,794      33,573,661     15,964,236
Contract purchase payments                        1,203,474       696,037      3,574,334       2,424,150      1,104,375
Net transfers(1)                                 (4,409,778)   (1,944,790)    (9,479,239)     (3,991,379)      (575,869)
Transfers for policy loans                         (245,028)     (114,084)      (598,929)       (374,899)      (137,879)
Policy charges                                     (583,450)     (237,567)    (1,659,415)     (1,041,798)      (560,518)
Contract terminations:
    Surrender benefits                             (810,066)     (374,518)    (2,680,877)     (1,445,434)      (820,353)
    Death benefits                                       --       (13,114)        (9,505)           (235)        (4,607)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 13,225,395     7,908,097     47,186,163      29,144,066     14,969,385
-----------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
26  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                               MFS            MS UIF           MS UIF           OPPEN          OPPEN GLOBAL
                                            UTILITIES,   GLOBAL REAL EST,   MID CAP GRO,   GLOBAL SEC VA,   STRATEGIC INC VA,
YEAR ENDED DEC. 31, 2011 (CONTINUED)         SERV CL           CL II            CL II           SERV               SRV
 OPERATIONS
Investment income (loss) -- net            $   474,512      $   233,708      $   (51,677)    $    9,350        $ 1,192,755
Net realized gain (loss) on sales of
  investments                                   41,316           41,217          314,091         (4,248)           480,585
Distributions from capital gains                    --               --            3,852             --            734,372
Net change in unrealized appreciation or
  depreciation of investments                  610,882       (1,325,490)      (1,165,552)      (755,562)        (2,482,784)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  1,126,710       (1,050,565)        (899,286)      (750,460)           (75,072)
-----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                   1,588,156          668,269          588,006        672,662          4,204,426
Net transfers(1)                             2,194,503        1,167,378        2,512,637        852,801         (1,557,211)
Transfers for policy loans                    (195,733)         (92,609)        (104,352)       (20,487)          (544,300)
Policy charges                                (744,803)        (220,299)        (276,919)      (225,119)        (1,956,464)
Contract terminations:
    Surrender benefits                        (706,973)        (351,180)        (307,771)      (375,212)        (2,801,644)
    Death benefits                              (1,007)             (24)              --         (5,147)            (7,026)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                               2,134,143        1,171,535        2,411,601        899,498         (2,662,219)
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year             19,532,740        8,517,726        7,631,440      6,457,574         60,599,773
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $22,793,593      $ 8,638,696      $ 9,143,755     $6,606,612        $57,862,482
-----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year       7,880,534        9,499,601        6,126,241      5,073,093         46,146,965
Contract purchase payments                     604,855          763,106          466,452        540,031          3,159,471
Net transfers(1)                             1,384,636          445,676        1,418,416        454,436         (1,375,537)
Transfers for policy loans                     (72,160)        (104,129)         (69,178)       (13,864)          (402,275)
Policy charges                                (293,034)        (243,286)        (212,219)      (178,537)        (1,463,636)
Contract terminations:
    Surrender benefits                        (303,040)        (361,618)        (231,937)      (309,469)        (2,086,513)
    Death benefits                                (376)             (29)              --         (3,933)            (5,168)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year             9,201,415        9,999,321        7,497,775      5,561,757         43,973,307
-----------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT  27

STATEMENTS OF CHANGES IN NET ASSETS

                                              OPPEN MAIN ST        PIMCO             PUT VT           PUT VT       PUT VT
                                             SM MID CAP VA,   VIT ALL ASSET,   GLOBAL HLTH CARE,    HI YIELD,     INTL EQ,
YEAR ENDED DEC. 31, 2011 (CONTINUED)              SERV          ADVISOR CL           CL IB            CL IB         CL IB
 OPERATIONS
Investment income (loss) -- net                $  (27,350)      $ 1,799,769        $   89,209      $   720,324   $   60,856
Net realized gain (loss) on sales of
  investments                                     207,261            59,766            20,372         (122,387)     (96,840)
Distributions from capital gains                       --                --                --               --           --
Net change in unrealized appreciation or
  depreciation of investments                    (358,552)       (1,623,112)         (189,825)        (476,998)    (429,561)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (178,641)          236,423           (80,244)         120,939     (465,545)
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        594,914         1,788,302           291,679          454,345      296,852
Net transfers(1)                                 (808,974)        4,202,359           285,458         (845,725)    (157,634)
Transfers for policy loans                        (34,468)         (163,675)          (98,434)         (76,362)     (27,956)
Policy charges                                   (204,492)         (712,108)         (135,085)        (376,490)    (100,496)
Contract terminations:
    Surrender benefits                           (146,661)       (1,287,551)         (179,089)        (598,729)     (97,701)
    Death benefits                                     --               (70)               --               --           --
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (599,681)        3,827,257           164,529       (1,442,961)     (86,935)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 6,285,380        24,033,044         3,473,382       10,796,688    2,706,385
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $5,507,058       $28,096,724        $3,557,667      $ 9,474,666   $2,153,905
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          5,116,133        19,732,389         2,756,623        6,266,201    2,004,717
Contract purchase payments                        490,455         1,447,372           227,148          261,486      231,646
Net transfers(1)                                 (782,401)        2,934,682           209,719         (398,854)    (129,568)
Transfers for policy loans                        (22,541)         (127,731)          (73,568)         (43,279)     (20,846)
Policy charges                                   (164,401)         (569,149)         (105,334)        (217,277)     (78,687)
Contract terminations:
    Surrender benefits                           (120,877)       (1,000,445)         (138,837)        (346,652)     (71,009)
    Death benefits                                     --               (59)               --               --           --
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                4,516,368        22,417,059         2,875,751        5,521,625    1,936,253
---------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
28  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                   PUT VT           PUT VT           ROYCE          THIRD           VP
                                               MULTI-CAP GRO,   MULTI-CAP GRO,    MICRO-CAP,         AVE          AGGR,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                CL IA            CL IB         INVEST CL         VAL           CL 2
 OPERATIONS
Investment income (loss) -- net                 $   (304,656)     $  (28,536)    $    995,152   $    465,812   $  (377,329)
Net realized gain (loss) on sales of
  investments                                     (2,339,974)        386,826        4,116,313     (5,018,728)       66,830
Distributions from capital gains                          --              --               --             --            --
Net change in unrealized appreciation or
  depreciation of investments                     (1,984,195)       (731,570)     (13,729,951)    (6,514,368)   (2,617,460)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (4,628,825)       (373,280)      (8,618,486)   (11,067,284)   (2,927,959)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         6,440,418         480,733        3,146,708      2,974,138     7,500,097
Net transfers(1)                                  (5,332,679)       (396,259)      (5,625,547)    (5,522,591)   29,855,145
Transfers for policy loans                          (393,759)       (100,537)        (767,301)      (405,164)     (179,881)
Policy charges                                    (5,494,278)       (257,149)      (2,297,144)    (1,965,513)   (1,361,593)
Contract terminations:
    Surrender benefits                            (6,584,313)       (538,924)      (4,384,173)    (3,609,178)   (1,568,665)
    Death benefits                                   (18,179)             --          (41,724)       (14,664)           --
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (11,382,790)       (812,136)      (9,969,181)    (8,542,972)   34,245,103
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   93,917,892       6,871,934       74,487,875     56,514,422    25,327,558
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 77,906,277      $5,686,518     $ 55,900,208   $ 36,904,166   $56,644,702
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            61,832,714       6,077,145       25,122,372     25,504,594    22,566,713
Contract purchase payments                         4,231,415         427,046        1,150,720      1,505,260     6,757,711
Net transfers(1)                                  (4,049,967)       (376,155)           3,533     (1,240,033)   25,929,780
Transfers for policy loans                          (254,487)        (87,186)        (263,681)      (191,697)     (149,277)
Policy charges                                    (3,637,240)       (229,050)        (841,836)      (993,254)   (1,228,539)
Contract terminations:
    Surrender benefits                            (4,290,989)       (483,628)      (1,617,918)    (1,800,271)   (1,386,680)
    Death benefits                                   (11,916)             --          (13,054)        (6,217)           --
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  53,819,530       5,328,172       23,540,136     22,778,382    52,489,708
--------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT  29

STATEMENTS OF CHANGES IN NET ASSETS

                                                       VP             VP            VP         VP DAVIS        VP GS
                                                      AGGR,        CONSERV,      CONSERV,    NY VENTURE,   MID CAP VAL,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                  CL 4           CL 2          CL 4          CL 3          CL 3
 OPERATIONS
Investment income (loss) -- net                   $ (2,209,813)  $   (77,572)  $  (257,417)   $  (32,818)   $  (10,633)
Net realized gain (loss) on sales of investments     3,742,534        72,602       537,333       144,211        61,189
Distributions from capital gains                            --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                      (11,495,505)      138,599       577,962      (281,788)     (153,451)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (9,962,784)      133,629       857,878      (170,395)     (102,895)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          31,669,597       723,470     2,116,077       318,444       126,277
Net transfers(1)                                   (13,410,258)   12,504,432    18,877,168      (176,928)      361,407
Transfers for policy loans                          (2,084,184)      (26,501)      (93,825)      (57,969)      (16,952)
Policy charges                                      (6,705,228)     (434,825)   (1,431,688)     (108,929)      (39,668)
Contract terminations:
    Surrender benefits                              (9,753,598)     (641,424)   (1,657,062)     (195,930)      (41,225)
    Death benefits                                    (219,071)           --            --          (153)           --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (502,742)   12,125,152    17,810,670      (221,465)      389,839
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    256,612,829     4,132,417    28,076,268     4,070,194     1,097,637
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $246,147,303   $16,391,198   $46,744,816    $3,678,334    $1,384,581
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             228,670,756     3,952,018    26,841,535     4,416,009       863,345
Contract purchase payments                          28,279,052       679,684     1,994,064       368,278       100,713
Net transfers(1)                                   (12,396,629)   11,700,386    17,802,126      (320,108)      239,178
Transfers for policy loans                          (1,842,398)      (25,054)      (87,454)      (52,465)      (12,317)
Policy charges                                      (6,004,234)     (409,019)   (1,348,933)     (121,257)      (31,529)
Contract terminations:
    Surrender benefits                              (8,741,184)     (595,811)   (1,559,183)     (195,328)      (32,405)
    Death benefits                                    (183,053)           --            --          (178)           --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   227,782,310    15,302,204    43,642,155     4,094,951     1,126,985
-----------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
30  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                     VP             VP             VP             VP             VP
                                                    MOD,           MOD,         MOD AGGR,      MOD AGGR,    MOD CONSERV,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                CL 2           CL 4           CL 2           CL 4           CL 2
 OPERATIONS
Investment income (loss) -- net                 $   (976,173)  $ (5,381,044)  $ (1,096,484)  $ (8,240,861)   $  (225,715)
Net realized gain (loss) on sales of
  investments                                         48,727      8,830,642        300,958     11,016,368        139,086
Distributions from capital gains                          --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                     (1,480,078)    (6,262,490)    (5,302,703)   (25,145,506)       106,246
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (2,407,524)    (2,812,892)    (6,098,229)   (22,369,999)        19,617
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        16,151,795     56,274,932     23,641,135    108,867,553      2,429,304
Net transfers(1)                                  99,091,912     (5,332,562)    96,708,722    (48,181,640)    29,874,114
Transfers for policy loans                          (766,876)    (3,092,984)    (1,450,172)    (7,802,659)        34,034
Policy charges                                    (4,701,502)   (23,752,208)    (4,350,174)   (27,584,522)    (1,185,170)
Contract terminations:
    Surrender benefits                            (5,792,987)   (28,528,726)    (3,612,342)   (36,944,391)      (691,197)
    Death benefits                                        --       (415,147)            --       (187,879)            --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   103,982,342     (4,846,695)   110,937,169    (11,833,538)    30,461,085
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   65,642,187    646,723,298     68,999,259    957,297,382     14,090,419
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $167,217,005   $639,063,711   $173,838,199   $923,093,845    $44,571,121
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            59,979,452    590,926,472     62,031,705    859,921,355     13,162,586
Contract purchase payments                        14,710,831     51,015,892     21,349,021     97,621,457      2,249,120
Net transfers(1)                                  89,109,072     (4,976,990)    84,909,801    (45,165,459)    27,491,402
Transfers for policy loans                          (703,203)    (2,807,010)    (1,291,622)    (6,947,653)        29,394
Policy charges                                    (4,284,132)   (21,539,418)    (3,932,145)   (24,749,575)    (1,096,462)
Contract terminations:
    Surrender benefits                            (5,263,054)   (25,847,603)    (3,270,714)   (33,230,386)      (641,938)
    Death benefits                                        --       (381,815)            --       (168,616)            --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 153,548,966    586,389,528    159,796,046    847,281,123     41,194,102
------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT  31

STATEMENTS OF CHANGES IN NET ASSETS

                                                      VP          VP PTNRS                                   WF ADV VT
                                                 MOD CONSERV,   SM CAP VAL,      WANGER         WANGER        INTL EQ,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                 CL 4           CL 3          INTL            USA           CL 2
 OPERATIONS
Investment income (loss) -- net                  $   (889,883)  $  (142,070)  $  3,837,224   $   (776,231)  $  (173,080)
Net realized gain (loss) on sales of
  investments                                       1,886,293       441,433     (3,314,707)     1,790,898     1,762,238
Distributions from capital gains                           --            --      2,374,225      8,402,124     1,209,429
Net change in unrealized appreciation or
  depreciation of investments                         455,087    (1,201,065)   (17,981,101)   (12,907,227)   (6,477,108)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   1,451,497      (901,702)   (15,084,359)    (3,490,436)   (3,678,521)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          7,991,965     1,551,581      6,846,223      7,132,254     1,635,903
Net transfers(1)                                   12,579,344      (932,483)    (8,987,000)    (9,144,185)   (3,045,538)
Transfers for policy loans                           (796,051)     (174,302)    (1,022,490)      (973,785)     (179,956)
Policy charges                                     (4,427,568)     (539,776)    (3,738,309)    (3,242,764)   (1,062,844)
Contract terminations:
    Surrender benefits                             (5,033,253)     (724,467)    (4,334,889)    (4,789,822)   (2,030,698)
    Death benefits                                    (61,230)       (7,381)       (40,527)       (17,913)       (8,409)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     10,253,207      (826,828)   (11,276,992)   (11,036,215)   (4,691,542)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   108,870,909    16,760,942    106,871,491     96,783,467    30,862,289
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $120,575,613   $15,032,412   $ 80,510,140   $ 82,256,816   $22,492,226
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            101,587,738     9,554,357     59,588,897     48,140,081    20,665,729
Contract purchase payments                          7,370,780       908,516      3,998,009      3,505,023     1,147,059
Net transfers(1)                                   11,788,220      (576,814)    (6,076,267)    (4,081,258)   (2,164,057)
Transfers for policy loans                           (739,303)     (100,284)      (573,058)      (466,737)     (120,817)
Policy charges                                     (4,082,973)     (317,182)    (1,842,397)    (1,604,150)     (743,684)
Contract terminations:
    Surrender benefits                             (4,645,131)     (428,226)    (2,789,146)    (2,379,774)   (1,386,086)
    Death benefits                                    (57,800)       (4,221)       (22,932)        (8,850)       (5,493)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  111,221,531     9,036,146     52,283,106     43,104,335    17,392,651
-----------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
32  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         WF ADV VT     WF ADV VT
                                                                            OPP,      SM CAP GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                                        CL 2          CL 2
 OPERATIONS
Investment income (loss) -- net                                         $   (66,837)  $  (101,223)
Net realized gain (loss) on sales of investments                             97,440       273,254
Distributions from capital gains                                                 --            --
Net change in unrealized appreciation or depreciation of investments        447,349      (876,043)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             477,952      (704,012)
-------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                                  676,559     1,053,821
Net transfers(1)                                                         12,965,759    (1,852,971)
Transfers for policy loans                                                  (60,538)     (211,118)
Policy charges                                                             (262,443)     (366,975)
Contract terminations:
    Surrender benefits                                                     (308,699)     (444,441)
    Death benefits                                                               --            --
-------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           13,010,638    (1,821,684)
-------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           3,567,010    13,036,268
-------------------------------------------------------------------------------------------------
Net assets at end of year                                               $17,055,600   $10,510,572
-------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                    2,197,922     6,958,602
Contract purchase payments                                                  436,413       586,415
Net transfers(1)                                                          8,654,132    (1,095,532)
Transfers for policy loans                                                  (38,362)     (111,248)
Policy charges                                                             (168,136)     (202,762)
Contract terminations:
    Surrender benefits                                                     (195,451)     (249,196)
    Death benefits                                                               --            --
-------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         10,886,518     5,886,279
-------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT  33

STATEMENTS OF CHANGES IN NET ASSETS

                                                      AB VPS        AB VPS         AB VPS        AC VP         AC VP
                                                    GRO & INC,     INTL VAL,    LG CAP GRO,      INTL,          VAL,
YEAR ENDED DEC. 31, 2010                               CL B          CL B           CL B          CL I          CL I
 OPERATIONS
Investment income (loss) -- net                    $  (126,982)  $  1,126,060    $  (10,403)  $   272,113   $   794,423
Net realized gain (loss) on sales of investments      (843,090)   (11,064,737)       17,577       232,582    (4,878,217)
Distributions from capital gains                            --             --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                        2,584,244      5,817,428       150,227     1,471,446    10,887,688
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    1,614,172     (4,121,249)      157,401     1,976,141     6,803,894
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           2,147,285      9,871,873       126,995     1,074,340     3,799,197
Net transfers(1)                                    (1,682,598)   (47,066,901)       61,647    (2,231,527)   (5,729,673)
Transfers for policy loans                            (107,725)      (720,547)      (16,008)     (100,867)     (459,701)
Policy charges                                        (585,121)    (2,817,404)      (60,081)     (600,676)   (2,462,371)
Contract terminations:
    Surrender benefits                                (749,511)    (4,079,077)      (65,196)   (1,551,179)   (4,647,374)
    Death benefits                                          --        (15,670)           --          (309)      (31,372)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (977,670)   (44,827,726)       47,357    (3,410,218)   (9,531,294)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     14,488,061    107,297,138     1,793,296    19,252,021    61,999,817
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $15,124,563   $ 58,348,163    $1,998,054   $17,817,944   $59,272,417
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              14,660,555     73,279,236     2,052,572    22,682,550    43,603,700
Contract purchase payments                           2,138,087      7,023,301       150,841     1,233,318     2,628,478
Net transfers(1)                                    (1,704,324)   (36,419,270)      (82,949)   (4,026,843)   (3,291,751)
Transfers for policy loans                            (108,578)      (514,576)      (19,399)     (101,771)     (320,035)
Policy charges                                        (584,681)    (2,004,190)      (68,585)     (689,651)   (1,715,155)
Contract terminations:
    Surrender benefits                                (744,150)    (2,882,714)      (74,849)   (1,640,788)   (3,236,464)
    Death benefits                                          --        (11,379)           --          (350)      (21,484)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    13,656,909     38,470,408     1,957,631    17,456,465    37,647,289
-----------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
34  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                    CALVERT       COL VP         COL VP          COL VP          COL VP
                                                    VP SRI         BAL,        CASH MGMT,      DIV BOND,      DIV EQ INC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                  BAL          CL 3           CL 3            CL 3            CL 3
 OPERATIONS
Investment income (loss) -- net                   $   39,128   $ (1,389,521)  $   (697,032)  $   7,194,797   $  (2,323,634)
Net realized gain (loss) on sales of investments    (154,459)    (4,198,181)        14,451      17,133,345     (23,969,580)
Distributions from capital gains                          --             --             --              --              --
Net change in unrealized appreciation or
  depreciation of investments                        840,728     23,079,855        (14,452)     (5,113,906)     57,318,947
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    725,397     17,492,153       (697,033)     19,214,236      31,025,733
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           715,667     12,832,791     17,748,995      21,842,276      28,222,110
Net transfers(1)                                    (530,382)   (11,295,862)    (9,387,809)   (234,161,151)   (160,244,739)
Transfers for policy loans                           (34,177)      (160,937)       (17,864)     (2,805,322)     (2,331,844)
Policy charges                                      (264,171)   (14,809,685)    (9,483,864)    (12,035,709)    (10,759,727)
Contract terminations:
    Surrender benefits                              (271,892)   (11,833,608)   (14,390,697)    (16,056,810)    (16,934,850)
    Death benefits                                        --       (490,413)      (308,470)       (281,166)        (60,858)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (384,955)   (25,757,714)   (15,839,709)   (243,497,882)   (162,109,908)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    6,786,209    171,763,004     90,667,494     381,120,376     365,134,205
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $7,126,651   $163,497,443   $ 74,130,752   $ 156,836,730   $ 234,050,030
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             6,956,867    176,742,892     78,439,959     261,434,376     261,044,587
Contract purchase payments                           705,762     13,056,331     15,516,286      14,533,538      19,720,625
Net transfers(1)                                    (679,579)   (13,461,582)    (6,973,663)   (152,264,597)   (115,377,707)
Transfers for policy loans                           (34,922)      (204,396)        25,273      (1,851,013)     (1,632,559)
Policy charges                                      (261,441)   (14,941,623)    (8,313,490)     (8,014,230)     (7,526,055)
Contract terminations:
    Surrender benefits                              (258,101)   (11,750,318)   (12,770,351)    (10,968,828)    (11,794,002)
    Death benefits                                        --       (477,761)      (273,270)       (206,792)        (42,841)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   6,428,586    148,963,543     65,650,744     102,662,454     144,392,048
--------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT  35

STATEMENTS OF CHANGES IN NET ASSETS

                                                 COL VP          COL VP          COL VP           COL VP          COL VP
                                                 DYN EQ,     EMER MKTS OPP,   GLOBAL BOND,   GLOBAL INFLATION     HI INC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              CL 3            CL 3            CL 3        PROT SEC, CL 3       CL 2
 OPERATIONS
Investment income (loss) -- net               $ (2,135,099)   $    470,706    $  2,094,751     $     (71,142)   $  418,362
Net realized gain (loss) on sales of
  investments                                  (12,600,429)      1,328,666       1,310,512        (1,069,003)       51,545
Distributions from capital gains                        --              --              --            33,369            --
Net change in unrealized appreciation or
  depreciation of investments                   52,676,871       6,452,522      (2,065,950)        3,515,057       157,675
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     37,941,343       8,251,894       1,339,313         2,408,281       627,582
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      25,964,529       6,693,523       6,121,621         6,274,092       555,840
Net transfers(1)                               (19,187,682)    (30,585,757)    (63,365,797)     (107,767,789)      729,400
Transfers for policy loans                        (699,852)     (1,116,080)       (899,988)         (629,033)      (72,021)
Policy charges                                 (22,021,312)     (2,368,450)     (2,579,655)       (1,902,877)     (196,694)
Contract terminations:
    Surrender benefits                         (20,164,344)     (3,756,748)     (4,104,637)       (2,957,318)     (329,288)
    Death benefits                                (302,488)        (22,478)        (10,920)          (16,083)         (920)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (36,411,149)    (31,155,990)    (64,839,376)     (106,999,008)      686,317
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                261,254,020      91,267,414     109,652,556       120,880,790     5,534,478
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $262,784,214    $ 68,363,318    $ 46,152,493     $  16,290,063    $6,848,377
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         411,679,420      39,714,463      64,714,680       106,344,405     4,800,458
Contract purchase payments                      38,690,832       2,853,105       3,571,213         5,475,282       456,231
Net transfers(1)                               (50,825,684)    (13,929,873)    (36,620,650)      (93,053,085)      528,159
Transfers for policy loans                        (919,395)       (468,962)       (518,539)         (545,063)      (58,744)
Policy charges                                 (32,965,972)     (1,014,975)     (1,526,975)       (1,659,875)     (161,161)
Contract terminations:
    Surrender benefits                         (29,138,960)     (1,620,548)     (2,526,403)       (2,581,251)     (266,062)
    Death benefits                                (403,004)         (9,670)         (6,197)          (13,935)         (791)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               336,117,237      25,523,540      27,087,129        13,966,478     5,298,090
--------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
36  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                    COL VP          COL VP         COL VP         COL VP         COL VP
                                                HI YIELD BOND,     INC OPP,       INTL OPP,     LG CAP GRO,   MID CAP GRO
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 CL 3            CL 3           CL 3           CL 3        OPP, CL 3
 OPERATIONS
Investment income (loss) -- net                   $ 5,210,271    $  1,284,674   $    632,020   $   (366,124)  $  (126,361)
Net realized gain (loss) on sales of
  investments                                         781,989      12,501,621      4,955,666       (695,395)      413,930
Distributions from capital gains                           --              --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                       1,719,398      (9,835,539)     7,302,269      7,419,594     3,014,685
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         7,711,658       3,950,756     12,889,955      6,358,075     3,302,254
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          4,617,977       5,398,508      7,669,386      4,185,034     1,316,559
Net transfers(1)                                   (7,214,488)    (88,749,000)    (9,489,903)    (6,486,820)     (607,022)
Transfers for policy loans                           (541,018)       (844,821)      (640,675)      (366,169)     (150,880)
Policy charges                                     (2,663,815)     (1,659,174)    (6,688,243)    (1,635,430)     (662,947)
Contract terminations:
    Surrender benefits                             (3,806,330)     (1,997,157)    (9,191,697)    (2,989,992)   (1,081,605)
    Death benefits                                    (21,859)        (13,455)      (135,953)       (31,633)       (1,447)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (9,629,533)    (87,865,099)   (18,477,085)    (7,325,010)   (1,187,342)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    65,183,417      98,987,291    117,038,344     45,397,694    13,983,703
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $63,265,542    $ 15,072,948   $111,451,214   $ 44,430,759   $16,098,615
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             41,361,544      79,575,495    136,196,535     97,663,356    11,363,588
Contract purchase payments                          2,789,935       4,232,281      8,761,546      8,714,378       998,410
Net transfers(1)                                   (4,143,143)    (69,573,659)   (16,058,312)   (20,336,511)     (923,630)
Transfers for policy loans                           (325,047)       (654,926)      (710,376)      (784,224)     (111,781)
Policy charges                                     (1,612,438)     (1,292,076)    (7,674,807)    (3,300,031)     (498,907)
Contract terminations:
    Surrender benefits                             (2,309,465)     (1,543,711)   (10,095,747)    (5,562,783)     (779,928)
    Death benefits                                    (12,773)        (10,569)      (164,306)       (69,109)       (1,123)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   35,748,613      10,732,835    110,254,533     76,325,076    10,046,629
-------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT  37

STATEMENTS OF CHANGES IN NET ASSETS

                                                 COL VP        COL VP     COL VP SELECT   COL VP SELECT        COL VP
                                              MID CAP VAL     S&P 500,        LG CAP          SM CAP      SHORT DURATION,
YEAR ENDED DEC. 31, 2010 (CONTINUED)           OPP, CL 3        CL 3        VAL, CL 3       VAL, CL 3           CL 3
 OPERATIONS
Investment income (loss) -- net               $   (85,904)  $  (331,819)    $  (22,520)    $  (126,920)     $      1,451
Net realized gain (loss) on sales of
  investments                                    (300,203)      171,212         91,656        (665,962)          373,827
Distributions from capital gains                       --            --             --              --                --
Net change in unrealized appreciation or
  depreciation of investments                   2,319,094     5,239,388        456,900       4,217,356           760,650
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     1,932,987     5,078,781        526,036       3,424,474         1,135,928
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      1,041,614     3,724,553        263,215       1,252,631         4,211,010
Net transfers(1)                               (1,540,739)   (3,849,935)     1,586,626      (1,282,590)      (17,061,469)
Transfers for policy loans                       (101,142)     (612,729)       (22,904)       (138,364)         (539,201)
Policy charges                                   (317,746)   (1,643,887)       (74,373)       (653,041)       (2,933,909)
Contract terminations:
    Surrender benefits                           (446,206)   (2,815,663)      (101,216)     (1,002,893)       (4,195,820)
    Death benefits                                     --       (33,110)            --          (2,491)         (203,677)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (1,364,219)   (5,230,771)     1,651,348      (1,826,748)      (20,723,066)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 9,886,964    40,714,510      1,400,560      14,606,836        61,320,908
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $10,455,732   $40,562,520     $3,577,944     $16,204,562      $ 41,733,770
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          9,730,749    49,543,986      1,541,904      12,053,793        47,726,935
Contract purchase payments                        987,482     4,432,686        274,026         963,868         3,273,944
Net transfers(1)                               (1,658,226)   (6,452,899)     1,587,217      (1,220,206)      (12,314,499)
Transfers for policy loans                        (94,259)     (679,206)       (23,195)       (107,702)         (419,364)
Policy charges                                   (297,021)   (1,931,572)       (74,888)       (498,555)       (2,268,982)
Contract terminations:
    Surrender benefits                           (400,665)   (3,154,672)       (99,884)       (751,846)       (3,362,823)
    Death benefits                                     --       (40,539)            --          (1,715)         (169,066)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                8,268,060    41,717,784      3,205,180      10,437,637        32,466,145
-------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
38  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                      CS           EV VT          FID VIP        FID VIP        FID VIP
                                                  COMMODITY    FLOATING-RATE    CONTRAFUND,    GRO & INC,      MID CAP,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                RETURN          INC          SERV CL 2       SERV CL        SERV CL
 OPERATIONS
Investment income (loss) -- net                  $   734,186    $    992,368   $     49,374   $   (137,686)  $   (885,092)
Net realized gain (loss) on sales of
  investments                                       (869,929)      3,881,456     (3,352,302)    (2,465,047)     6,339,097
Distributions from capital gains                          --              --         29,590             --        491,585
Net change in unrealized appreciation or
  depreciation of investments                      2,019,429      (1,872,323)    12,542,715      9,156,057     29,506,735
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  1,883,686       3,001,501      9,269,377      6,553,324     35,452,325
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           935,359       3,098,203      6,778,788      3,725,784      7,837,240
Net transfers(1)                                     966,886     (38,934,920)   (26,819,487)    (7,587,701)   (33,651,323)
Transfers for policy loans                          (150,950)       (380,320)      (771,182)      (250,179)    (1,183,281)
Policy charges                                      (331,356)     (1,033,374)    (2,187,980)    (2,214,092)    (5,236,586)
Contract terminations:
    Surrender benefits                              (585,705)     (1,562,559)    (3,202,623)    (4,518,208)   (11,578,169)
    Death benefits                                        --         (23,204)        (5,827)       (18,286)       (47,215)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       834,234     (38,836,174)   (26,208,311)   (10,862,682)   (43,859,334)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   11,392,421      53,480,440     86,835,987     56,897,627    158,794,653
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $14,110,341    $ 17,645,767   $ 69,897,053   $ 52,588,269   $150,387,644
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            12,827,354      52,241,598    103,401,103     61,093,095     76,756,274
Contract purchase payments                         1,082,116       2,931,071      7,843,563      3,854,783      3,557,803
Net transfers(1)                                     502,511     (36,932,235)   (36,052,210)   (10,448,895)   (11,096,355)
Transfers for policy loans                          (165,441)       (347,207)      (872,801)      (248,605)      (549,039)
Policy charges                                      (378,747)       (966,004)    (2,492,628)    (2,290,108)    (2,392,575)
Contract terminations:
    Surrender benefits                              (657,404)     (1,435,211)    (3,532,233)    (4,417,572)    (5,401,825)
    Death benefits                                        --         (22,225)        (6,939)       (20,053)       (20,062)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  13,210,389      15,469,787     68,287,855     47,522,645     60,854,221
-------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT  39

STATEMENTS OF CHANGES IN NET ASSETS

                                               FID VIP       FTVIPT FRANK     FTVIPT FRANK       FTVIPT         GS VIT
                                              OVERSEAS,    GLOBAL REAL EST,    SM CAP VAL,   MUTUAL SHARES   MID CAP VAL,
YEAR ENDED DEC. 31, 2010 (CONTINUED)           SERV CL           CL 2             CL 2         SEC, CL 2         INST
 OPERATIONS
Investment income (loss) -- net              $   102,355      $   896,833      $   (36,983)   $   130,248    $   (281,505)
Net realized gain (loss) on sales of
  investments                                 (1,358,959)      (6,750,568)        (277,028)      (349,657)     (8,352,800)
Distributions from capital gains                  46,626               --               --             --              --
Net change in unrealized appreciation or
  depreciation of investments                  3,961,606       14,120,129        8,850,280      2,052,956      30,359,986
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    2,751,628        8,266,394        8,536,269      1,833,547      21,725,681
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                     1,669,411        5,265,807        3,295,745      2,349,273      10,100,320
Net transfers(1)                              (3,585,761)      (4,847,908)      (3,956,975)      (490,774)    (43,886,213)
Transfers for policy loans                      (197,735)        (357,408)        (284,760)      (197,096)     (1,128,999)
Policy charges                                  (956,884)      (1,990,220)      (1,372,070)      (702,676)     (4,204,195)
Contract terminations:
    Surrender benefits                        (2,043,837)      (2,783,311)      (2,208,231)      (899,555)     (7,063,303)
    Death benefits                                  (493)          (8,700)            (739)        (1,402)        (41,989)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                (5,115,299)      (4,721,740)      (4,527,030)        57,770     (46,224,379)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               28,364,154       44,680,705       34,434,715     17,966,415     126,835,271
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $26,000,483      $48,225,359      $38,443,954    $19,857,732    $102,336,573
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        28,806,322       28,728,830       18,332,666     15,241,974      59,940,053
Contract purchase payments                     1,689,758        3,202,484        1,631,846      1,947,323       4,499,411
Net transfers(1)                              (4,957,038)      (2,672,112)      (1,523,312)      (505,166)    (17,760,691)
Transfers for policy loans                      (198,751)        (209,783)        (143,615)      (161,748)       (508,360)
Policy charges                                  (966,349)      (1,211,635)        (689,913)      (580,761)     (1,904,002)
Contract terminations:
    Surrender benefits                        (2,002,154)      (1,692,139)      (1,120,865)      (733,431)     (3,281,156)
    Death benefits                                  (580)          (5,714)            (377)        (1,186)        (18,014)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              22,371,208       26,139,931       16,486,430     15,207,005      40,967,241
-------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
40  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                    GS VIT          GS VIT       INVESCO VI    INVESCO VI    INVESCO VI
                                                STRUCTD SM CAP   STRUCTD U.S.    CAP APPR,      CAP DEV,      CORE EQ,
YEAR ENDED DEC. 31, 2010 (CONTINUED)               EQ, INST        EQ, INST        SER I         SER I          SER I
 OPERATIONS
Investment income (loss) -- net                   $  (16,071)     $   196,635   $   (11,263)  $   (56,847)  $    204,291
Net realized gain (loss) on sales of
  investments                                       (317,221)      (2,021,639)     (484,978)     (253,615)     2,419,925
Distributions from capital gains                          --               --            --            --             --
Net change in unrealized appreciation or
  depreciation of investments                      1,660,210        5,658,411     1,979,396     1,395,568      8,839,163
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        1,326,918        3,833,407     1,483,155     1,085,106     11,463,379
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           385,892        3,493,375       833,513       475,719      9,954,167
Net transfers(1)                                    (608,405)      (4,860,778)   (1,363,360)   (1,017,707)   (12,888,120)
Transfers for policy loans                           (40,102)        (207,414)      (53,822)     (134,547)    (1,014,820)
Policy charges                                      (203,739)      (1,434,326)     (457,152)     (315,043)    (9,058,446)
Contract terminations:
    Surrender benefits                              (386,053)      (2,288,132)     (775,068)     (616,113)   (13,027,312)
    Death benefits                                    (2,398)          (9,137)           --            --       (140,290)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (854,805)      (5,306,412)   (1,815,889)   (1,607,691)   (26,174,821)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    5,122,628       36,440,536    11,765,088     7,408,234    156,013,482
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $5,594,741      $34,967,531   $11,432,354   $ 6,885,649   $141,302,040
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             4,291,276       46,493,615    19,454,189     6,539,103     92,896,781
Contract purchase payments                           294,549        4,341,960     1,324,393       401,066      6,038,471
Net transfers(1)                                    (570,538)      (7,808,342)   (3,779,279)   (1,116,491)    (4,540,611)
Transfers for policy loans                           (28,930)        (261,109)      (96,674)     (107,443)      (625,734)
Policy charges                                      (154,682)      (1,757,709)     (710,585)     (263,336)    (5,482,219)
Contract terminations:
    Surrender benefits                              (290,034)      (2,703,077)   (1,126,908)     (508,076)    (7,918,642)
    Death benefits                                    (2,034)         (11,430)           --            --        (81,298)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   3,539,607       38,293,908    15,065,136     4,944,823     80,286,748
------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT  41

STATEMENTS OF CHANGES IN NET ASSETS

                                                INVESCO VI    INVESCO VI   INVESCO VANK VI   JANUS ASPEN    JANUS ASPEN
                                                INTL GRO,        TECH,        COMSTOCK,      ENTERPRISE,   GLOBAL TECH,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              SER II         SER I          SER II           SERV          SERV
 OPERATIONS
Investment income (loss) -- net               $    (122,695)  $  (34,509)    $   (105,910)   $   (80,683)   $   (93,685)
Net realized gain (loss) on sales of
  investments                                     2,291,847      147,310       (2,476,102)       403,947        362,093
Distributions from capital gains                         --           --               --             --             --
Net change in unrealized appreciation or
  depreciation of investments                    (7,711,699)     677,462        3,120,651      1,822,928      2,116,635
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (5,542,547)     790,263          538,639      2,146,192      2,385,043
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        6,068,757      471,612        2,544,986        563,688        942,952
Net transfers(1)                                (87,239,269)     438,200      (41,855,464)    (1,169,588)      (192,541)
Transfers for policy loans                         (360,016)    (145,130)         (95,202)      (174,034)      (129,649)
Policy charges                                   (1,653,191)    (146,326)        (652,751)      (429,382)      (427,310)
Contract terminations:
    Surrender benefits                           (2,574,222)    (141,101)        (861,741)      (710,244)      (668,941)
    Death benefits                                  (24,471)          --           (5,482)        (7,648)        (4,765)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (85,782,412)     477,255      (40,925,654)    (1,927,208)      (480,254)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 109,055,049    3,444,042       45,309,456     10,228,760     10,742,576
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $  17,730,090   $4,711,560     $  4,922,441    $10,447,744    $12,647,365
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          131,263,561    3,266,360       60,210,817     16,060,792     22,230,599
Contract purchase payments                        7,331,584      441,335        3,303,880        797,789      1,827,256
Net transfers(1)                               (115,699,869)     294,169      (56,103,827)    (4,346,987)    (3,712,530)
Transfers for policy loans                         (437,938)    (133,661)        (127,794)      (247,642)      (280,774)
Policy charges                                   (1,963,304)    (135,675)        (833,457)      (586,746)      (797,379)
Contract terminations:
    Surrender benefits                           (3,007,688)    (130,450)      (1,077,828)      (966,333)    (1,186,753)
    Death benefits                                  (29,836)          --           (7,281)       (11,213)       (10,176)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 17,456,510    3,602,078        5,364,510     10,699,660     18,070,243
-----------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
42  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                 JANUS ASPEN     JANUS ASPEN         MFS            MFS           MFS
                                                    JANUS,        OVERSEAS,    INV GRO STOCK,     NEW DIS,     UTILITIES,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 SERV           SERV           SERV CL        SERV CL       SERV CL
 OPERATIONS
Investment income (loss) -- net                 $    (375,334)  $   (319,269)   $    (168,516)  $  (162,944)  $   378,970
Net realized gain (loss) on sales of
  investments                                      (2,216,756)     5,447,684       19,274,681       338,559      (431,903)
Distributions from capital gains                           --             --               --            --            --
Net change in unrealized appreciation or
  depreciation of investments                       1,143,238     17,027,825      (19,660,303)    5,710,565     2,210,874
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (1,448,852)    22,156,240         (554,138)    5,886,180     2,157,941
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          6,276,436      6,669,234        8,759,094     1,543,578     1,660,142
Net transfers(1)                                 (104,776,327)    (7,728,037)    (129,100,793)     (654,740)     (196,678)
Transfers for policy loans                           (379,586)    (1,320,604)        (588,463)     (187,590)     (220,997)
Policy charges                                     (1,541,237)    (3,171,808)      (2,520,832)     (734,797)     (687,381)
Contract terminations:
    Surrender benefits                             (2,120,033)    (6,053,075)      (4,359,610)   (1,548,850)     (866,624)
    Death benefits                                    (13,654)       (30,420)         (24,487)       (6,679)      (11,894)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (102,554,401)   (11,634,710)    (127,835,091)   (1,589,078)     (323,432)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   113,948,481    100,207,525      155,670,530    18,294,984    17,698,231
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $   9,945,228   $110,729,055    $  27,281,301   $22,592,086   $19,532,740
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            134,460,615     66,841,103      226,867,261    18,411,315     7,666,242
Contract purchase payments                          7,364,591      4,113,038       12,700,622     1,410,621       714,383
Net transfers(1)                                 (127,269,818)    (6,585,532)    (195,695,401)   (1,753,004)      296,665
Transfers for policy loans                           (447,498)      (786,714)        (849,320)     (153,656)      (97,518)
Policy charges                                     (1,787,670)    (1,931,240)      (3,607,034)     (662,761)     (301,099)
Contract terminations:
    Surrender benefits                             (2,407,786)    (3,591,954)      (5,806,099)   (1,281,938)     (393,508)
    Death benefits                                    (16,301)       (18,907)         (36,368)       (6,341)       (4,631)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    9,896,133     58,039,794       33,573,661    15,964,236     7,880,534
-------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT  43

STATEMENTS OF CHANGES IN NET ASSETS

                                             MS UIF           MS UIF           OPPEN          OPPEN GLOBAL      OPPEN MAIN ST
                                        GLOBAL REAL EST,   MID CAP GRO,   GLOBAL SEC VA,   STRATEGIC INC VA,   SM MID CAP VA,
YEAR ENDED DEC. 31, 2010 (CONTINUED)          CL II            CL II           SERV               SRV               SERV
 OPERATIONS
Investment income (loss) -- net           $    632,408      $  (44,611)     $   14,220       $  12,679,544       $  (26,055)
Net realized gain (loss) on sales of
  investments                                 (364,533)         (5,524)        (56,742)         (4,458,539)          21,264
Distributions from capital gains                    --              --              --                  --               --
Net change in unrealized appreciation
  or depreciation of investments               952,157       1,567,627         831,096           2,492,356        1,172,507
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  1,220,032       1,517,492         788,574          10,713,361        1,167,716
-----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                   1,493,284         428,366         652,324           9,740,701          663,248
Net transfers(1)                           (16,812,852)      1,885,843         938,804        (105,109,430)        (762,689)
Transfers for policy loans                    (138,041)         (9,521)       (119,317)         (1,093,209)         (56,926)
Policy charges                                (408,417)       (177,566)       (200,780)         (3,358,288)        (211,248)
Contract terminations:
    Surrender benefits                        (590,733)       (227,789)       (304,546)         (5,223,425)        (192,131)
    Death benefits                              (3,018)             --            (848)            (22,635)              --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                             (16,459,777)      1,899,333         965,637        (105,066,286)        (559,746)
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year             23,757,471       4,214,615       4,703,363         154,952,698        5,677,410
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $  8,517,726      $7,631,440      $6,457,574       $  60,599,773       $6,285,380
-----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year      34,565,764       4,620,588       4,322,955         134,754,116        5,749,915
Contract purchase payments                   2,100,798         422,057         583,347           8,099,707          635,597
Net transfers(1)                           (25,621,781)      1,469,970         703,693         (88,736,302)        (838,326)
Transfers for policy loans                    (184,652)        (10,875)       (104,123)           (895,442)         (54,617)
Policy charges                                (562,957)       (168,450)       (178,285)         (2,777,116)        (199,363)
Contract terminations:
    Surrender benefits                        (793,328)       (207,049)       (253,967)         (4,279,155)        (177,073)
    Death benefits                              (4,243)             --            (527)            (18,843)              --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year             9,499,601       6,126,241       5,073,093          46,146,965        5,116,133
-----------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
44  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                   PIMCO             PUT VT           PUT VT       PUT VT         PUT VT
                                              VIT ALL ASSET,   GLOBAL HLTH CARE,    HI YIELD,     INTL EQ,    MULTI-CAP GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)            ADVISOR CL           CL IB            CL IB         CL IB          CL IA
 OPERATIONS
Investment income (loss) -- net                $  2,186,034        $   37,549      $   731,236   $   69,048    $   (181,187)
Net realized gain (loss) on sales of
  investments                                      (535,888)           (6,325)        (231,465)    (175,603)    (10,537,882)
Distributions from capital gains                         --                --               --           --              --
Net change in unrealized appreciation or
  depreciation of investments                     3,470,899             8,100          842,150      322,137      26,030,827
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       5,121,045            39,324        1,341,921      215,582      15,311,758
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        5,330,006           345,678          536,293      330,530       7,550,031
Net transfers(1)                                (72,073,177)         (111,686)        (931,115)    (252,376)     (6,903,285)
Transfers for policy loans                         (454,655)          (51,861)        (129,476)     (25,159)       (566,268)
Policy charges                                   (1,488,800)         (131,502)        (413,726)    (105,826)     (6,005,858)
Contract terminations:
    Surrender benefits                           (2,420,307)         (199,121)        (907,406)    (141,306)     (7,502,860)
    Death benefits                                  (10,836)               --           (1,137)        (186)        (47,979)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (71,117,769)         (148,492)      (1,846,567)    (194,323)    (13,476,219)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  90,029,768         3,582,550       11,301,334    2,685,126      92,082,353
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 24,033,044        $3,473,382      $10,796,688   $2,706,385    $ 93,917,892
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           84,797,787         2,891,248        7,313,701    2,171,546      73,635,329
Contract purchase payments                        4,870,424           283,163          332,682      274,796       5,798,486
Net transfers(1)                                (66,024,317)         (102,936)        (474,265)    (217,014)     (6,790,227)
Transfers for policy loans                         (405,121)          (43,349)         (80,582)     (21,073)       (424,261)
Policy charges                                   (1,345,443)         (107,630)        (257,693)     (87,684)     (4,631,610)
Contract terminations:
    Surrender benefits                           (2,150,913)         (163,873)        (566,989)    (115,683)     (5,717,488)
    Death benefits                                  (10,028)               --             (653)        (171)        (37,515)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 19,732,389         2,756,623        6,266,201    2,004,717      61,832,714
----------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT  45

STATEMENTS OF CHANGES IN NET ASSETS

                                                     PUT VT          ROYCE          THIRD           VP            VP
                                                 MULTI-CAP GRO,    MICRO-CAP,        AVE          AGGR,          AGGR,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)              CL IB(2)       INVEST CL         VAL         CL 2(3)        CL 4(2)
 OPERATIONS
Investment income (loss) -- net                    $  (14,528)    $   665,299   $  1,673,536   $   (63,977)  $ (1,303,054)
Net realized gain (loss) on sales of
  investments                                          90,045       1,553,808     (5,520,503)        7,310        412,349
Distributions from capital gains                           --              --             --            --             --
Net change in unrealized appreciation or
  depreciation of investments                         732,699      15,084,178     10,456,384     2,268,754     30,933,414
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     808,216      17,303,285      6,609,417     2,212,087     30,042,709
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            167,029       3,655,283      3,691,579     1,636,437     22,666,893
Net transfers(1)                                    6,147,891      (5,638,419)    (7,137,029)   21,760,301    215,513,197
Transfers for policy loans                            (36,064)       (677,227)      (434,344)      111,668     (1,502,265)
Policy charges                                        (72,538)     (2,455,020)    (2,302,505)     (218,903)    (4,356,722)
Contract terminations:
    Surrender benefits                               (142,600)     (4,834,710)    (4,175,757)     (174,032)    (5,738,051)
    Death benefits                                         --         (11,242)       (23,612)           --        (12,932)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      6,063,718      (9,961,335)   (10,381,668)   23,115,471    226,570,120
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            --      67,145,925     60,286,673            --             --
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $6,871,934     $74,487,875   $ 56,514,422   $25,327,558   $256,612,829
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     --      27,157,177     29,474,844            --             --
Contract purchase payments                            155,583       1,428,022      1,842,920     1,571,548     22,276,014
Net transfers(1)                                    6,157,212        (277,474)    (2,339,917)   21,267,952    217,761,694
Transfers for policy loans                            (33,729)       (284,200)      (210,967)      102,548     (1,445,078)
Policy charges                                        (68,168)       (972,186)    (1,154,683)     (209,144)    (4,282,344)
Contract terminations:
    Surrender benefits                               (133,753)     (1,924,647)    (2,096,591)     (166,191)    (5,628,014)
    Death benefits                                         --          (4,320)       (11,012)           --        (11,516)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    6,077,145      25,122,372     25,504,594    22,566,713    228,670,756
-------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

(2) For the period Sept. 24, 2010 (commencement of operations) to Dec. 31, 2010.

(3) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
46  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                      VP            VP          VP DAVIS         VP GS           VP
                                                   CONSERV,      CONSERV,     NY VENTURE,    MID CAP VAL,       MOD,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)              CL 2(2)      CL 4(2)          CL 3           CL 3         CL 2(2)
 OPERATIONS
Investment income (loss) -- net                   $  (12,835)  $  (155,948)  $    (419,963)   $   (6,782)   $  (168,995)
Net realized gain (loss) on sales of investments      19,196       220,312       6,816,576        20,809         19,064
Distributions from capital gains                          --            --              --            --             --
Net change in unrealized appreciation or
  depreciation of investments                        132,019     1,484,352      (8,438,915)      160,073      4,022,009
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    138,380     1,548,716      (2,042,302)      174,100      3,872,078
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           559,267     1,663,445       6,724,174        85,384      3,629,989
Net transfers(1)                                   3,683,938    27,713,150    (121,400,072)      319,664     60,118,279
Transfers for policy loans                           (19,006)     (229,808)       (368,780)      (11,005)      (269,372)
Policy charges                                       (92,528)     (943,842)     (1,609,629)      (26,474)      (794,895)
Contract terminations:
    Surrender benefits                              (137,634)   (1,675,393)     (2,132,733)      (16,456)      (913,892)
    Death benefits                                        --            --         (15,820)           --             --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     3,994,037    26,527,552    (118,802,860)      351,113     61,770,109
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           --            --     124,915,356       572,424             --
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $4,132,417   $28,076,268   $   4,070,194    $1,097,637    $65,642,187
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    --            --     159,817,017       559,072             --
Contract purchase payments                           543,136     1,637,410       8,476,641        77,660      3,469,556
Net transfers(1)                                   3,651,596    28,003,015    (158,791,927)      272,640     58,392,618
Transfers for policy loans                           (18,405)     (224,496)       (466,124)       (6,936)      (257,365)
Policy charges                                       (89,898)     (929,023)     (2,007,361)      (23,853)      (757,129)
Contract terminations:
    Surrender benefits                              (134,411)   (1,645,371)     (2,591,855)      (15,238)      (868,228)
    Death benefits                                        --            --         (20,382)           --             --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   3,952,018    26,841,535       4,416,009       863,345     59,979,452
-----------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

(2) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT  47

STATEMENTS OF CHANGES IN NET ASSETS

                                                     VP             VP            VP             VP             VP
                                                    MOD,        MOD AGGR,      MOD AGGR,    MOD CONSERV,   MOD CONSERV,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)             CL 4(2)       CL 2(2)        CL 4(2)        CL 2(2)        CL 4(2)
 OPERATIONS
Investment income (loss) -- net                 $ (3,395,328)  $  (173,316)  $ (4,949,700)   $   (38,562)  $   (562,176)
Net realized gain (loss) on sales of
  investments                                      1,487,468        40,482      1,197,224         20,492        379,503
Distributions from capital gains                          --            --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                     58,581,540     5,258,808    101,523,621        629,250      7,554,464
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       56,673,680     5,125,974     97,771,145        611,180      7,371,791
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        40,100,621     4,748,233     78,467,501        776,583      5,833,046
Net transfers(1)                                 586,602,363    60,815,601    827,613,341     13,264,215    103,341,121
Transfers for policy loans                        (2,583,139)     (589,128)    (3,856,918)      (204,531)      (655,515)
Policy charges                                   (15,181,836)     (661,394)   (17,646,887)      (218,027)    (2,820,369)
Contract terminations:
    Surrender benefits                           (18,822,683)     (440,027)   (25,043,323)      (139,001)    (3,821,035)
    Death benefits                                   (65,708)           --         (7,477)            --       (378,130)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   590,049,618    63,873,285    859,526,237     13,479,239    101,499,118
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           --            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $646,723,298   $68,999,259   $957,297,382    $14,090,419   $108,870,909
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    --            --             --             --             --
Contract purchase payments                        39,089,989     4,504,670     76,497,154        751,431      5,685,524
Net transfers(1)                                 587,503,231    59,153,294    828,705,230     12,949,382    103,372,705
Transfers for policy loans                        (2,553,723)     (573,989)    (3,807,442)      (194,447)      (638,660)
Policy charges                                   (14,787,938)     (628,001)   (17,199,903)      (209,843)    (2,755,963)
Contract terminations:
    Surrender benefits                           (18,261,805)     (424,269)   (24,266,935)      (133,937)    (3,709,456)
    Death benefits                                   (63,282)           --         (6,749)            --       (366,412)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 590,926,472    62,031,705    859,921,355     13,162,586    101,587,738
-----------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

(2) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
48  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                    VP PTNRS                                    WF ADV VT     WF ADV VT
                                                   SM CAP VAL,      WANGER         WANGER        INTL EQ,       OPP,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                  CL 3           INTL            USA           CL 2         CL 2
 OPERATIONS
Investment income (loss) -- net                   $   (386,535)  $  1,451,963   $   (855,999)  $   (16,484)  $   (4,211)
Net realized gain (loss) on sales of investments     6,939,576      5,621,894      1,924,383     2,249,129      (58,479)
Distributions from capital gains                            --             --             --     1,023,600           --
Net change in unrealized appreciation or
  depreciation of investments                          944,432     13,050,910     17,481,162     1,078,282      713,183
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    7,497,473     20,124,767     18,549,546     4,334,527      650,493
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           5,849,646      9,971,179      9,995,086     1,979,921      318,241
Net transfers(1)                                   (82,637,864)   (46,877,225)   (39,604,866)   (3,270,494)         116
Transfers for policy loans                            (449,964)    (1,293,571)      (886,294)     (197,066)     (28,338)
Policy charges                                      (1,526,269)    (3,906,208)    (3,699,305)   (1,190,375)    (111,613)
Contract terminations:
    Surrender benefits                              (2,132,520)    (6,503,259)    (5,911,148)   (2,574,201)    (111,222)
    Death benefits                                      (9,686)       (47,973)       (44,755)           --           --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (80,906,657)   (48,657,057)   (40,151,282)   (5,252,215)      67,184
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     90,170,126    135,403,781    118,385,203    31,779,977    2,849,333
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 16,760,942   $106,871,491   $ 96,783,467   $30,862,289   $3,567,010
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              63,459,356     94,689,050     71,518,537    24,621,647    2,162,971
Contract purchase payments                           3,857,726      6,674,742      5,818,471     1,503,438      227,531
Net transfers(1)                                   (55,054,157)   (34,069,951)   (23,040,074)   (2,448,718)     (13,760)
Transfers for policy loans                            (296,080)      (844,900)      (509,461)     (148,357)     (20,330)
Policy charges                                      (1,003,215)    (2,589,393)    (2,159,094)     (907,838)     (79,489)
Contract terminations:
    Surrender benefits                              (1,402,661)    (4,239,006)    (3,462,039)   (1,954,443)     (79,001)
    Death benefits                                      (6,612)       (31,645)       (26,259)           --           --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     9,554,357     59,588,897     48,140,081    20,665,729    2,197,922
-----------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT  49

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                WF ADV VT
                                                                               SM CAP GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                                               CL 2
 OPERATIONS
Investment income (loss) -- net                                                $   (96,544)
Net realized gain (loss) on sales of investments                                   (49,852)
Distributions from capital gains                                                        --
Net change in unrealized appreciation or depreciation of investments             2,774,093
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                  2,627,697
------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                                       1,152,359
Net transfers(1)                                                                   103,318
Transfers for policy loans                                                        (143,270)
Policy charges                                                                    (365,187)
Contract terminations:
    Surrender benefits                                                            (407,178)
    Death benefits                                                                      --
------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                     340,042
------------------------------------------------------------------------------------------
Net assets at beginning of year                                                 10,068,529
------------------------------------------------------------------------------------------
Net assets at end of year                                                      $13,036,268
------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                           6,818,317
Contract purchase payments                                                         729,287
Net transfers(1)                                                                   (16,035)
Transfers for policy loans                                                         (89,212)
Policy charges                                                                    (229,932)
Contract terminations:
    Surrender benefits                                                            (253,823)
    Death benefits                                                                      --
------------------------------------------------------------------------------------------
Units outstanding at end of year                                                 6,958,602
------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
50  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
RiverSource Variable Life Separate Account (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for RiverSource(R) Variable Second-To-Die Life Insurance (V2D) policies issued by RiverSource Life.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through V2D policies and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under V2D policies. Each division is comprised of subaccounts. Individual variable life insurance policies invest in subaccounts. These financial statements are of the Divisions of the Account offered through V2D.

DIVISION                        FUND
-------------------------------------------------------------------------------------------------
AB VPS Gro & Inc, Cl B          AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B           AllianceBernstein VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B         AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Intl, Cl I                American Century VP International, Class I
AC VP Val, Cl I                 American Century VP Value, Class I
Calvert VP SRI Bal              Calvert VP SRI Balanced Portfolio
Col VP Bal, Cl 3                Columbia Variable Portfolio - Balanced Fund (Class 3)
Col VP Cash Mgmt, Cl 3          Columbia Variable Portfolio - Cash Management Fund (Class 3)
Col VP Div Bond, Cl 3           Columbia Variable Portfolio - Diversified Bond Fund (Class 3)
Col VP Div Eq Inc, Cl 3         Columbia Variable Portfolio - Diversified Equity Income Fund
                                  (Class 3)
Col VP Dyn Eq, Cl 3             Columbia Variable Portfolio - Dynamic Equity Fund (Class 3)
Col VP Emer Mkts Opp, Cl 3      Columbia Variable Portfolio - Emerging Markets Opportunity Fund
                                  (Class 3)
Col VP Global Bond, Cl 3        Columbia Variable Portfolio - Global Bond Fund (Class 3)
Col VP Global Inflation Prot    Columbia Variable Portfolio - Global Inflation Protected
Sec, Cl 3                         Securities Fund (Class 3)
Col VP Hi Inc, Cl 2             Columbia Variable Portfolio - High Income Fund (Class 2)
Col VP Hi Yield Bond, Cl 3      Columbia Variable Portfolio - High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 3            Columbia Variable Portfolio - Income Opportunities Fund (Class 3)
Col VP Intl Opp, Cl 3           Columbia Variable Portfolio - International Opportunity Fund
                                  (Class 3)
Col VP Lg Cap Gro, Cl 3         Columbia Variable Portfolio - Large Cap Growth Fund (Class 3)
Col VP Mid Cap Gro Opp, Cl 3    Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund
                                  (Class 3)
Col VP Mid Cap Val Opp, Cl 3    Columbia Variable Portfolio - Mid Cap Value Opportunity Fund
                                  (Class 3)
Col VP S&P 500, Cl 3            Columbia Variable Portfolio - S&P 500 Index Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3  Columbia Variable Portfolio - Select Large-Cap Value Fund (Class
                                  3)
Col VP Select Sm Cap Val, Cl 3  Columbia Variable Portfolio - Select Smaller-Cap Value Fund
                                  (Class 3)
Col VP Short Duration, Cl 3     Columbia Variable Portfolio - Short Duration U.S. Government Fund
                                  (Class 3)
CS Commodity Return             Credit Suisse Trust - Commodity Return Strategy Portfolio
EV VT Floating-Rate Inc         Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2   Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl      Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Mid Cap, Serv Cl        Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Overseas, Serv Cl       Fidelity(R) VIP Overseas Portfolio Service Class
FTVIPT Frank Global Real Est,
Cl 2                            FTVIPT Franklin Global Real Estate Securities Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2   FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2  FTVIPT Mutual Shares Securities Fund - Class 2
GS VIT Mid Cap Val, Inst        Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares
GS VIT Structd Sm Cap Eq, Inst  Goldman Sachs VIT Structured Small Cap Equity
                                  Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst    Goldman Sachs VIT Structured U.S. Equity Fund - Institutional
                                  Shares
Invesco VI Cap Appr, Ser I      Invesco V.I. Capital Appreciation Fund, Series I Shares(1)
Invesco VI Cap Dev, Ser I       Invesco V.I. Capital Development Fund, Series I Shares(2)
Invesco VI Core Eq, Ser I       Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Div Divd, Ser I      Invesco V.I. Diversified Dividend Fund, Series I Shares(3)
                                  (previously Invesco V.I. Dividend Growth Fund, Series I
                                  Shares)
Invesco VI Intl Gro, Ser II     Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Tech, Ser I          Invesco V.I. Technology Fund, Series I Shares
Invesco VanK VI Comstock, Ser
II                              Invesco Van Kampen V.I. Comstock Fund, Series II Shares
Janus Aspen Enterprise, Serv    Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Global Tech, Serv   Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv         Janus Aspen Series Janus Portfolio: Service Shares


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT  51

DIVISION                        FUND
-------------------------------------------------------------------------------------------------
Janus Aspen Overseas, Serv      Janus Aspen Series Overseas Portfolio: Service Shares
MFS Inv Gro Stock, Serv Cl      MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl            MFS(R) New Discovery Series - Service Class
MFS Utilities, Serv Cl          MFS(R) Utilities Series - Service Class
MS UIF Global Real Est, Cl II   Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II       Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
Oppen Global Sec VA, Serv       Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Global Strategic Inc VA,
Srv                             Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Mid Cap VA,    Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA, Service
Serv                              Shares
PIMCO VIT All Asset, Advisor
Cl                              PIMCO VIT All Asset Portfolio, Advisor Share Class
Put VT Global Hlth Care, Cl IB  Putnam VT Global Health Care Fund - Class IB Shares
Put VT Hi Yield, Cl IB          Putnam VT High Yield Fund - Class IB Shares
Put VT Intl Eq, Cl IB           Putnam VT International Equity Fund - Class IB Shares
Put VT Multi-Cap Gro, Cl IA     Putnam VT Multi-Cap Growth Fund - Class IA Shares
Put VT Multi-Cap Gro, Cl IB     Putnam VT Multi-Cap Growth Fund - Class IB Shares(4)
Royce Micro-Cap, Invest Cl      Royce Capital Fund - Micro-Cap Portfolio, Investment Class
Third Ave Val                   Third Avenue Value Portfolio
VP Aggr, Cl 2                   Variable Portfolio - Aggressive Portfolio (Class 2)(5)
VP Aggr, Cl 4                   Variable Portfolio - Aggressive Portfolio (Class 4)
VP Conserv, Cl 2                Variable Portfolio - Conservative Portfolio (Class 2)(6)
VP Conserv, Cl 4                Variable Portfolio - Conservative Portfolio (Class 4)
VP Davis NY Venture, Cl 3       Variable Portfolio - Davis New York Venture Fund (Class 3)
VP GS Mid Cap Val, Cl 3         Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 3)
VP Mod, Cl 2                    Variable Portfolio - Moderate Portfolio (Class 2)(7)
VP Mod, Cl 4                    Variable Portfolio - Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2               Variable Portfolio - Moderately Aggressive Portfolio (Class 2)(8)
VP Mod Aggr, Cl 4               Variable Portfolio - Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2            Variable Portfolio - Moderately Conservative Portfolio (Class
                                  2)(9)
VP Mod Conserv, Cl 4            Variable Portfolio - Moderately Conservative Portfolio (Class 4)
VP Ptnrs Sm Cap Val, Cl 3       Variable Portfolio - Partners Small Cap Value Fund (Class 3)
Wanger Intl                     Wanger International
Wanger USA                      Wanger USA
WF Adv VT Intl Eq, Cl 2         Wells Fargo Advantage VT International Equity Fund - Class 2(10)
WF Adv VT Opp, Cl 2             Wells Fargo Advantage VT Opportunity Fund - Class 2(11)
WF Adv VT Sm Cap Gro, Cl 2      Wells Fargo Advantage VT Small Cap Growth Fund - Class 2
-------------------------------------------------------------------------------------------------



 (1) Invesco V.I. Capital Appreciation Fund, Series I Shares is scheduled to be merged into Invesco Van Kampen V.I. Capital Growth Fund, Series I Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series I Shares changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series I Shares.
 (2) Invesco V.I. Capital Development Fund, Series I Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap Growth Fund, Series I Shares on April 27, 2012.
 (3) Invesco V.I. Financial Services Fund, Series I Shares merged into Invesco V.I. Diversified Dividend Fund, Series I Shares on April 29, 2011.
 (4) Putnam VT Vista Fund - Class IB Shares merged into Putnam VT Multi-Cap Growth Fund - Class IB Shares on Sept. 24, 2010.
 (5) Disciplined Asset Allocation Portfolios - Aggressive merged into Variable Portfolio - Aggressive Portfolio (Class 2) on April 29, 2011.
 (6) Disciplined Asset Allocation Portfolios - Conservative merged into Variable Portfolio - Conservative Portfolio (Class 2) on April 29, 2011.
 (7) Disciplined Asset Allocation Portfolios - Moderate merged into Variable Portfolio -- Moderate Portfolio (Class 2) on April 29, 2011.
 (8) Disciplined Asset Allocation Portfolios - Moderately Aggressive merged into Variable Portfolio - Moderately Aggressive Portfolio (Class 2) on April 29, 2011.
 (9) Disciplined Asset Allocation Portfolios - Moderately Conservative merged into Variable Portfolio - Moderately Conservative Portfolio (Class 2) on April 29, 2011.
(10) Evergreen VA International Equity Fund - Class 2 merged into Wells Fargo Advantage VT International Core Fund on July 16, 2010. In addition, Wells Fargo Advantage VT International Core Fund changed its name to Wells Fargo Advantage VT International Equity Fund - Class 2. The historical financial information for Evergreen VA International Equity Fund - Class 2 was retained from the inception date to the date of the merger.
(11) Wells Fargo Advantage VT Core Equity Fund - Class 2 merged into Wells Fargo Advantage VT Opportunity Fund - Class 2 on Aug. 26, 2011.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the policy.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division's share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.


--------------------------------------------------------------------------------
52  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

     Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

     Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the periods ended Dec. 31, 2011.

FEDERAL INCOME TAXES
RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the policies.

SUBSEQUENT EVENTS
Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 20, 2012. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account's financial statements.

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES
For V2D policies, RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.90% of the average daily net assets of each subaccount. The financial statements include other subaccounts that are not offered through V2D policies.

4. POLICY CHARGES
A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee may be deducted each month to reimburse RiverSource Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

RiverSource Life deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life for expenses associated with administering and distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.

Each month RiverSource Life deducts charges for any optional insurance benefits added to the policy by rider.

This product may also charge a death benefit guarantee charge.

Additional information can be found in the product prospectus.

5. SURRENDER CHARGES
RiverSource Life will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the product's prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from surrender benefits paid by RiverSource Life. Charges by RiverSource Life for surrenders are not identified on an individual division basis.

6. RELATED PARTY TRANSACTIONS
RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT  53

On May 1, 2010, Ameriprise Financial announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, certain Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. Certain divisions invest in Funds managed by Columbia Management Investment Advisers, LLC and Columbia Wanger Asset Management, LLC, both affiliates of Ameriprise Financial.

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund's Annual Report.

FEE AGREEMENT:                                                 FEES PAID TO:
---------------------------------------------------------------------------------------------------------------------
Investment Management Services Agreement                       Columbia Management Investment Advisers, LLC
---------------------------------------------------------------------------------------------------------------------
Administrative Services Agreement                              Columbia Management Investment Advisers, LLC
---------------------------------------------------------------------------------------------------------------------
Transfer Agency and Servicing Agreement                        Columbia Management Investment Services Corp.
---------------------------------------------------------------------------------------------------------------------
Plan and Agreement of Distribution Pursuant to Rule 12b-1      Columbia Management Investment Distributors, Inc.
---------------------------------------------------------------------------------------------------------------------



During the second quarter of 2010, assets of policyholders participating in the Portfolio Navigator program were reallocated to affiliated fund of funds investment options that corresponded to their model portfolio, pursuant to their consent. This reallocation in part resulted in a movement of assets from non-affiliated funds and RiverSource Life's general account to affiliated funds.

7. INVESTMENT TRANSACTIONS
The divisions' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2011 were as follows:

                                                     ----

DIVISION                               PURCHASES
---------------------------------------------------------
AB VPS Gro & Inc, Cl B                 $  2,114,020
AB VPS Intl Val, Cl B                     5,682,266
AB VPS Lg Cap Gro, Cl B                   1,825,117
AC VP Intl, Cl I                          4,163,326
AC VP Val, Cl I                          10,322,755
Calvert VP SRI Bal                        1,187,956
Col VP Bal, Cl 3                          4,713,778
Col VP Cash Mgmt, Cl 3                   39,683,221
Col VP Div Bond, Cl 3                    21,669,033
Col VP Div Eq Inc, Cl 3                  19,265,187
Col VP Dyn Eq, Cl 3                      19,668,123
Col VP Emer Mkts Opp, Cl 3                8,877,788
Col VP Global Bond, Cl 3                  7,116,278
Col VP Global Inflation Prot
Sec, Cl 3                                 6,591,400
Col VP Hi Inc, Cl 2                       2,356,907
Col VP Hi Yield Bond, Cl 3               11,099,064
Col VP Inc Opp, Cl 3                      5,718,280
Col VP Intl Opp, Cl 3                     5,541,220
Col VP Lg Cap Gro, Cl 3                   5,961,137
Col VP Mid Cap Gro Opp, Cl 3              3,376,881
Col VP Mid Cap Val Opp, Cl 3              1,558,291
Col VP S&P 500, Cl 3                      5,921,520
Col VP Select Lg Cap Val, Cl 3            2,628,471
Col VP Select Sm Cap Val, Cl 3            2,991,370
Col VP Short Duration, Cl 3               8,088,511
CS Commodity Return                       5,292,870
EV VT Floating-Rate Inc                   9,859,743
Fid VIP Contrafund, Serv Cl 2            11,594,773
Fid VIP Gro & Inc, Serv Cl               10,331,738
Fid VIP Mid Cap, Serv Cl                 24,593,481
Fid VIP Overseas, Serv Cl                 4,918,329
FTVIPT Frank Global Real Est, Cl
2                                         8,784,426
FTVIPT Frank Sm Cap Val, Cl 2             3,771,230
FTVIPT Mutual Shares Sec, Cl 2            2,047,975
GS VIT Mid Cap Val, Inst                 10,364,344
GS VIT Structd Sm Cap Eq, Inst            1,667,557
GS VIT Structd U.S. Eq, Inst              4,928,050
Invesco VI Cap Appr, Ser I                2,872,039
Invesco VI Cap Dev, Ser I                 2,606,225
Invesco VI Core Eq, Ser I                10,245,072
Invesco VI Div Divd, Ser I                4,701,295
Invesco VI Intl Gro, Ser II               4,495,162
Invesco VI Tech, Ser I                    1,813,790
Invesco VanK VI Comstock, Ser II          1,734,689
Janus Aspen Enterprise, Serv              2,593,276
Janus Aspen Global Tech, Serv             2,198,786
Janus Aspen Janus, Serv                   1,448,726
Janus Aspen Overseas, Serv               15,358,188
MFS Inv Gro Stock, Serv Cl                5,344,775
MFS New Dis, Serv Cl                      8,998,956
MFS Utilities, Serv Cl                    5,187,955
MS UIF Global Real Est, Cl II             3,136,406
MS UIF Mid Cap Gro, Cl II                 4,828,759
Oppen Global Sec VA, Serv                 2,485,032
Oppen Global Strategic Inc VA,
Srv                                      10,454,870
Oppen Main St Sm Mid Cap VA,
Serv                                      1,012,604
PIMCO VIT All Asset, Advisor Cl           9,778,330
Put VT Global Hlth Care, Cl IB            1,205,158
Put VT Hi Yield, Cl IB                    2,869,852
Put VT Intl Eq, Cl IB                       408,130
Put VT Multi-Cap Gro, Cl IA               6,250,104
Put VT Multi-Cap Gro, Cl IB               2,923,002
Royce Micro-Cap, Invest Cl               13,146,858
Third Ave Val                            10,279,901
VP Aggr, Cl 2                            40,640,738
VP Aggr, Cl 4                            30,520,530
VP Conserv, Cl 2                         15,164,709
VP Conserv, Cl 4                         27,272,883
VP Davis NY Venture, Cl 3                 1,043,527
VP GS Mid Cap Val, Cl 3                   1,010,748
VP Mod, Cl 2                            108,940,918
VP Mod, Cl 4                             77,335,317
VP Mod Aggr, Cl 2                       120,387,580
VP Mod Aggr, Cl 4                        93,527,700
VP Mod Conserv, Cl 2                     34,860,260
VP Mod Conserv, Cl 4                     33,600,840
VP Ptnrs Sm Cap Val, Cl 3                 1,657,579
Wanger Intl                              17,483,649
Wanger USA                               17,576,842
WF Adv VT Intl Eq, Cl 2                   4,669,931
WF Adv VT Opp, Cl 2                      16,589,344
WF Adv VT Sm Cap Gro, Cl 2                1,595,630
=========================================================





--------------------------------------------------------------------------------
54  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2011:

                                                   AB VPS        AB VPS        AB VPS         AC VP         AC VP
                                                 GRO & INC,     INTL VAL,    LG CAP GRO,      INTL,         VAL,
SUBACCOUNT                                          CL B          CL B          CL B          CL I          CL I
                                                --------------------------------------------------------------------
0.45%                                               $1.48         $1.29         $1.52         $1.46         $1.48
0.65%                                                  --            --            --            --            --
0.90%                                                1.16          1.21          0.90          0.81          1.62
--------------------------------------------------------------------------------------------------------------------





                                                 CALVERT VP      COL VP        COL VP        COL VP        COL VP
                                                     SRI          BAL,       CASH MGMT,     DIV BOND,    DIV EQ INC,
SUBACCOUNT                                           BAL          CL 3          CL 3          CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                               $1.49         $1.50         $0.99         $1.30         $1.54
0.65%                                                  --          1.26          1.10          1.37            --
0.90%                                                1.11          1.08          1.14          1.68          1.52
--------------------------------------------------------------------------------------------------------------------





                                                                                             COL VP
                                                                                             GLOBAL
                                                   COL VP        COL VP        COL VP       INFLATION      COL VP
                                                   DYN EQ,      EMER MKTS   GLOBAL BOND,      PROT         HI INC,
SUBACCOUNT                                          CL 3        OPP, CL 3       CL 3        SEC, CL 3       CL 2
                                                --------------------------------------------------------------------
0.45%                                               $1.69         $1.82         $1.26         $1.22         $1.63
0.65%                                                1.14            --            --            --            --
0.90%                                                0.75          2.15          1.90          1.28          1.34
--------------------------------------------------------------------------------------------------------------------





                                                   COL VP
                                                  HI YIELD       COL VP        COL VP        COL VP        COL VP
                                                    BOND,       INC OPP,      INTL OPP,    LG CAP GRO,   MID CAP GRO
SUBACCOUNT                                          CL 3          CL 3          CL 3          CL 3        OPP, CL 3
                                                --------------------------------------------------------------------
0.45%                                               $1.75         $1.60         $1.41         $1.62         $1.84
0.65%                                                  --            --            --            --            --
0.90%                                                1.87          1.46          0.82          0.50          1.28
--------------------------------------------------------------------------------------------------------------------





                                                                               COL VP        COL VP        COL VP
                                                   COL VP        COL VP       SELECT LG     SELECT SM       SHORT
                                                 MID CAP VAL    S&P 500,         CAP           CAP        DURATION,
SUBACCOUNT                                        OPP, CL 3       CL 3        VAL, CL 3     VAL, CL 3       CL 3
                                                --------------------------------------------------------------------
0.45%                                               $1.69         $1.58         $1.64         $1.75         $1.08
0.65%                                                  --            --            --            --          1.14
0.90%                                                1.11          0.92          1.04          1.37          1.33
--------------------------------------------------------------------------------------------------------------------





                                                                  EV VT
                                                     CS         FLOATING-      FID VIP       FID VIP       FID VIP
                                                  COMMODITY       RATE       CONTRAFUND,   GRO & INC,     MID CAP,
SUBACCOUNT                                         RETURN          INC        SERV CL 2      SERV CL       SERV CL
                                                --------------------------------------------------------------------
0.45%                                               $1.28         $1.51         $1.66         $1.60         $1.68
0.65%                                                  --            --            --            --            --
0.90%                                                0.87          1.11          0.92          1.05          2.40
--------------------------------------------------------------------------------------------------------------------





                                                              FTVIPT FRANK                   FTVIPT
                                                   FID VIP     GLOBAL REAL  FTVIPT FRANK     MUTUAL        GS VIT
                                                  OVERSEAS,       EST,       SM CAP VAL,     SHARES     MID CAP VAL,
SUBACCOUNT                                         SERV CL        CL 2          CL 2        SEC, CL 2       INST
                                                --------------------------------------------------------------------
0.45%                                               $1.33         $1.55         $1.77         $1.45         $1.64
0.65%                                                  --            --            --            --            --
0.90%                                                0.89          1.75          2.30          1.27          2.49
--------------------------------------------------------------------------------------------------------------------





                                                   GS VIT
                                                 STRUCTD SM      GS VIT        INVESCO       INVESCO       INVESCO
                                                     CAP      STRUCTD U.S.  VI CAP APPR,   VI CAP DEV,   VI CORE EQ,
SUBACCOUNT                                        EQ, INST      EQ, INST        SER I         SER I         SER I
                                                --------------------------------------------------------------------
0.45%                                               $1.87         $1.53         $1.32         $1.62         $1.50
0.65%                                                  --            --            --            --            --
0.90%                                                1.52          0.89          0.61          1.21          1.86
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT  55

                                                   INVESCO       INVESCO       INVESCO    INVESCO VANK   JANUS ASPEN
                                                VI DIV DIVD,  VI INTL GRO,    VI TECH,    VI COMSTOCK,   ENTERPRISE,
SUBACCOUNT                                          SER I        SER II         SER I        SER II         SERV
                                                --------------------------------------------------------------------
0.45%                                               $0.92         $1.50         $1.88         $1.61         $1.88
0.65%                                                  --            --            --            --            --
0.90%                                                0.92          0.84          1.18          0.82          0.74
--------------------------------------------------------------------------------------------------------------------





                                                                                               MFS
                                                 JANUS ASPEN   JANUS ASPEN   JANUS ASPEN     INV GRO         MFS
                                                   GLOBAL        JANUS,       OVERSEAS,      STOCK,       NEW DIS,
SUBACCOUNT                                       TECH, SERV       SERV          SERV         SERV CL       SERV CL
                                                --------------------------------------------------------------------
0.45%                                               $1.85         $1.52         $1.57         $1.64         $2.13
0.65%                                                  --            --            --            --            --
0.90%                                                0.52          0.88          1.23          0.74          1.17
--------------------------------------------------------------------------------------------------------------------





                                                                                                        OPPEN GLOBAL
                                                     MFS         MS UIF        MS UIF         OPPEN       STRATEGIC
                                                 UTILITIES,    GLOBAL REAL     MID CAP     GLOBAL SEC        INC
SUBACCOUNT                                         SERV CL     EST, CL II    GRO, CL II     VA, SERV       VA, SRV
                                                --------------------------------------------------------------------
0.45%                                               $1.64         $1.79         $2.04         $1.60         $1.36
0.65%                                                  --            --            --            --            --
0.90%                                                2.80          0.73          1.08          1.12          1.30
--------------------------------------------------------------------------------------------------------------------





                                                 OPPEN MAIN       PIMCO        PUT VT
                                                  ST SM MID      VIT ALL     GLOBAL HLTH     PUT VT        PUT VT
                                                     CAP         ASSET,         CARE,       HI YIELD,     INTL EQ,
SUBACCOUNT                                        VA, SERV     ADVISOR CL       CL IB         CL IB         CL IB
                                                --------------------------------------------------------------------
0.45%                                               $1.83         $1.44         $1.27         $1.65         $1.28
0.65%                                                  --            --            --            --            --
0.90%                                                1.15          1.19          1.23          1.77          1.11
--------------------------------------------------------------------------------------------------------------------





                                                   PUT VT        PUT VT
                                                  MULTI-CAP     MULTI-CAP       ROYCE         THIRD          VP
                                                    GRO,          GRO,       MICRO-CAP,        AVE          AGGR,
SUBACCOUNT                                          CL IA         CL IB       INVEST CL        VAL          CL 2
                                                --------------------------------------------------------------------
0.45%                                               $1.56         $1.07         $1.92         $1.41         $1.09
0.65%                                                  --            --            --            --            --
0.90%                                                1.38          1.06          2.87          1.84          1.08
--------------------------------------------------------------------------------------------------------------------





                                                     VP            VP            VP         VP DAVIS        VP GS
                                                    AGGR,       CONSERV,      CONSERV,     NY VENTURE,  MID CAP VAL,
SUBACCOUNT                                          CL 4          CL 2          CL 4          CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                               $1.09         $1.08         $1.08         $1.56         $1.66
0.65%                                                  --            --            --            --            --
0.90%                                                1.08          1.07          1.07          0.81          1.13
--------------------------------------------------------------------------------------------------------------------





                                                     VP            VP            VP            VP            VP
                                                    MOD,          MOD,        MOD AGGR,     MOD AGGR,   MOD CONSERV,
SUBACCOUNT                                          CL 2          CL 4          CL 2          CL 4          CL 2
                                                --------------------------------------------------------------------
0.45%                                               $1.10         $1.10         $1.09         $1.10         $1.09
0.65%                                                  --            --            --            --            --
0.90%                                                1.09          1.09          1.09          1.09          1.08
--------------------------------------------------------------------------------------------------------------------





                                                     VP         VP PTNRS                                  WF ADV VT
                                                MOD CONSERV,   SM CAP VAL,     WANGER        WANGER       INTL EQ,
SUBACCOUNT                                          CL 4          CL 3          INTL           USA          CL 2
                                                --------------------------------------------------------------------
0.45%                                               $1.09         $1.76         $1.71         $1.79         $1.30
0.65%                                                  --            --            --            --            --
0.90%                                                1.08          1.66          1.49          1.94          1.29
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
56  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT

                                                                         WF ADV VT     WF ADV VT
                                                                           OPP,       SM CAP GRO,
SUBACCOUNT                                                                 CL 2          CL 2
                                                                       --------------------------
0.45%                                                                      $1.81         $2.05
0.65%                                                                         --            --
0.90%                                                                       1.51          1.75
-------------------------------------------------------------------------------------------------



The following is a summary of units outstanding at Dec. 31, 2011:


                                                   AB VPS        AB VPS        AB VPS         AC VP         AC VP
                                                 GRO & INC,     INTL VAL,    LG CAP GRO,      INTL,         VAL,
SUBACCOUNT                                          CL B          CL B          CL B          CL I          CL I
                                                --------------------------------------------------------------------
0.45%                                               371,621     3,561,081       433,501     4,135,990    15,533,087
0.65%                                                    --            --            --            --            --
0.90%                                            13,361,499    31,401,203     2,285,408     9,192,600    17,719,469
--------------------------------------------------------------------------------------------------------------------
Total                                            13,733,120    34,962,284     2,718,909    13,328,590    33,252,556
--------------------------------------------------------------------------------------------------------------------





                                                   CALVERT       COL VP        COL VP        COL VP        COL VP
                                                   VP SRI         BAL,       CASH MGMT,     DIV BOND,    DIV EQ INC,
SUBACCOUNT                                           BAL          CL 3          CL 3          CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                             1,019,339     10,281,452   23,060,518    23,650,349     28,617,662
0.65%                                                    --      6,612,262      651,787     1,297,505             --
0.90%                                             4,566,752    112,468,614   49,603,429    66,639,453     97,743,762
--------------------------------------------------------------------------------------------------------------------
Total                                             5,586,091    129,362,328   73,315,734    91,587,307    126,361,424
--------------------------------------------------------------------------------------------------------------------





                                                                                             COL VP
                                                                                             GLOBAL
                                                   COL VP        COL VP        COL VP       INFLATION      COL VP
                                                   DYN EQ,      EMER MKTS   GLOBAL BOND,  PROT SEC, CL     HI INC,
SUBACCOUNT                                          CL 3        OPP, CL 3       CL 3            3           CL 2
                                                --------------------------------------------------------------------
0.45%                                             31,123,691    6,117,662     8,247,271     3,926,856       838,723
0.65%                                              2,064,714           --            --            --            --
0.90%                                            249,471,694   17,278,177    17,474,296    11,089,293     4,606,861
--------------------------------------------------------------------------------------------------------------------
Total                                            282,660,099   23,395,839    25,721,567    15,016,149     5,445,584
--------------------------------------------------------------------------------------------------------------------





                                                   COL VP
                                                  HI YIELD       COL VP        COL VP        COL VP        COL VP
                                                    BOND,       INC OPP,      INTL OPP,    LG CAP GRO,   MID CAP GRO
SUBACCOUNT                                          CL 3          CL 3          CL 3          CL 3        OPP, CL 3
                                                --------------------------------------------------------------------
0.45%                                             6,841,485     2,268,979    11,330,811     6,395,237     2,144,856
0.65%                                                    --            --            --            --            --
0.90%                                            25,063,082     8,898,602    82,581,166    54,664,559     6,483,457
--------------------------------------------------------------------------------------------------------------------
Total                                            31,904,567    11,167,581    93,911,977    61,059,796     8,628,313
--------------------------------------------------------------------------------------------------------------------





                                                                               COL VP        COL VP        COL VP
                                                   COL VP        COL VP       SELECT LG     SELECT SM       SHORT
                                                 MID CAP VAL    S&P 500,         CAP           CAP        DURATION,
SUBACCOUNT                                        OPP, CL 3       CL 3        VAL, CL 3     VAL, CL 3       CL 3
                                                --------------------------------------------------------------------
0.45%                                               984,758     6,306,775       507,470     2,134,876     8,145,648
0.65%                                                    --            --            --            --       708,495
0.90%                                             6,424,440    29,373,254     3,110,482     7,028,466    21,439,285
--------------------------------------------------------------------------------------------------------------------
Total                                             7,409,198    35,680,029     3,617,952     9,163,342    30,293,428
--------------------------------------------------------------------------------------------------------------------





                                                                  EV VT
                                                     CS         FLOATING-      FID VIP       FID VIP       FID VIP
                                                  COMMODITY       RATE       CONTRAFUND,   GRO & INC,     MID CAP,
SUBACCOUNT                                         RETURN          INC        SERV CL 2      SERV CL       SERV CL
                                                --------------------------------------------------------------------
0.45%                                             3,156,171     3,813,330    10,168,793    11,123,789    29,019,495
0.65%                                                    --            --            --            --            --
0.90%                                            11,368,486    13,609,547    53,049,375    25,843,296    26,259,974
--------------------------------------------------------------------------------------------------------------------
Total                                            14,524,657    17,422,877    63,218,168    36,967,085    55,279,469
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT  57

                                                              FTVIPT FRANK                   FTVIPT
                                                   FID VIP     GLOBAL REAL  FTVIPT FRANK     MUTUAL        GS VIT
                                                  OVERSEAS,       EST,       SM CAP VAL,     SHARES     MID CAP VAL,
SUBACCOUNT                                         SERV CL        CL 2          CL 2        SEC, CL 2       INST
                                                --------------------------------------------------------------------
0.45%                                             5,783,862     5,615,015     3,778,596     1,304,439    12,489,165
0.65%                                                    --            --            --            --            --
0.90%                                            11,493,421    18,683,420    11,089,665    12,692,438    25,213,051
--------------------------------------------------------------------------------------------------------------------
Total                                            17,277,283    24,298,435    14,868,261    13,996,877    37,702,216
--------------------------------------------------------------------------------------------------------------------





                                                   GS VIT
                                                 STRUCTD SM      GS VIT        INVESCO       INVESCO       INVESCO
                                                     CAP      STRUCTD U.S.  VI CAP APPR,   VI CAP DEV,   VI CORE EQ,
SUBACCOUNT                                        EQ, INST      EQ, INST        SER I         SER I         SER I
                                                --------------------------------------------------------------------
0.45%                                             1,223,416     5,274,320     3,376,309     1,491,242    28,434,190
0.65%                                                    --            --            --            --            --
0.90%                                             1,828,743    26,013,983     7,085,433     2,943,283    41,666,570
--------------------------------------------------------------------------------------------------------------------
Total                                             3,052,159    31,288,303    10,461,742     4,434,525    70,100,760
--------------------------------------------------------------------------------------------------------------------





                                                   INVESCO       INVESCO       INVESCO    INVESCO VANK   JANUS ASPEN
                                                VI DIV DIVD,  VI INTL GRO,    VI TECH,    VI COMSTOCK,   ENTERPRISE,
SUBACCOUNT                                          SER I        SER II         SER I        SER II         SERV
                                                --------------------------------------------------------------------
0.45%                                               748,289     4,383,361       474,104       754,502     2,868,264
0.65%                                                    --            --            --            --            --
0.90%                                             3,318,846    10,413,161     3,363,888     4,629,933     3,928,986
--------------------------------------------------------------------------------------------------------------------
Total                                             4,067,135    14,796,522     3,837,992     5,384,435     6,797,250
--------------------------------------------------------------------------------------------------------------------





                                                                                               MFS
                                                 JANUS ASPEN   JANUS ASPEN   JANUS ASPEN     INV GRO         MFS
                                                   GLOBAL        JANUS,       OVERSEAS,      STOCK,       NEW DIS,
SUBACCOUNT                                       TECH, SERV       SERV          SERV         SERV CL       SERV CL
                                                --------------------------------------------------------------------
0.45%                                             2,245,183       988,967    13,417,125     4,669,952     3,258,617
0.65%                                                    --            --            --            --            --
0.90%                                            10,980,212     6,919,130    33,769,038    24,474,114    11,710,768
--------------------------------------------------------------------------------------------------------------------
Total                                            13,225,395     7,908,097    47,186,163    29,144,066    14,969,385
--------------------------------------------------------------------------------------------------------------------





                                                                                                        OPPEN GLOBAL
                                                     MFS         MS UIF        MS UIF         OPPEN       STRATEGIC
                                                 UTILITIES,    GLOBAL REAL  MID CAP GRO,   GLOBAL SEC        INC
SUBACCOUNT                                         SERV CL     EST, CL II       CL II       VA, SERV       VA, SRV
                                                --------------------------------------------------------------------
0.45%                                             2,547,542     1,300,317     1,115,314       752,987     9,287,458
0.65%                                                    --            --            --            --            --
0.90%                                             6,653,873     8,699,004     6,382,461     4,808,770    34,685,849
--------------------------------------------------------------------------------------------------------------------
Total                                             9,201,415     9,999,321     7,497,775     5,561,757    43,973,307
--------------------------------------------------------------------------------------------------------------------





                                                 OPPEN MAIN       PIMCO
                                                     ST          VIT ALL       PUT VT        PUT VT        PUT VT
                                                 SM MID CAP      ASSET,      GLOBAL HLTH    HI YIELD,     INTL EQ,
SUBACCOUNT                                        VA, SERV     ADVISOR CL    CARE, CL IB      CL IB         CL IB
                                                --------------------------------------------------------------------
0.45%                                               438,444     5,439,589       401,253     2,604,769        38,212
0.65%                                                    --            --            --            --            --
0.90%                                             4,077,924    16,977,470     2,474,498     2,916,856     1,898,041
--------------------------------------------------------------------------------------------------------------------
Total                                             4,516,368    22,417,059     2,875,751     5,521,625     1,936,253
--------------------------------------------------------------------------------------------------------------------





                                                   PUT VT        PUT VT         ROYCE         THIRD          VP
                                                  MULTI-CAP     MULTI-CAP    MICRO-CAP,        AVE          AGGR,
SUBACCOUNT                                       GRO, CL IA    GRO, CL IB     INVEST CL        VAL          CL 2
                                                --------------------------------------------------------------------
0.45%                                            19,378,904     3,421,026    12,286,950    11,563,530    11,411,764
0.65%                                                    --            --            --            --            --
0.90%                                            34,440,626     1,907,146    11,253,186    11,214,852    41,077,944
--------------------------------------------------------------------------------------------------------------------
Total                                            53,819,530     5,328,172    23,540,136    22,778,382    52,489,708
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
58  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT

                                                     VP            VP            VP         VP DAVIS        VP GS
                                                    AGGR,       CONSERV,      CONSERV,     NY VENTURE,  MID CAP VAL,
SUBACCOUNT                                          CL 4          CL 2          CL 4          CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                             35,856,453    3,131,187     8,666,649       469,653       201,314
0.65%                                                     --           --            --            --            --
0.90%                                            191,925,857   12,171,017    34,975,506     3,625,298       925,671
--------------------------------------------------------------------------------------------------------------------
Total                                            227,782,310   15,302,204    43,642,155     4,094,951     1,126,985
--------------------------------------------------------------------------------------------------------------------





                                                     VP            VP            VP            VP            VP
                                                    MOD,          MOD,        MOD AGGR,     MOD AGGR,   MOD CONSERV,
SUBACCOUNT                                          CL 2          CL 4          CL 2          CL 4          CL 2
                                                --------------------------------------------------------------------
0.45%                                             33,311,488   115,028,171    32,132,329   131,206,976    8,253,245
0.65%                                                     --            --            --            --           --
0.90%                                            120,237,478   471,361,357   127,663,717   716,074,147   32,940,857
--------------------------------------------------------------------------------------------------------------------
Total                                            153,548,966   586,389,528   159,796,046   847,281,123   41,194,102
--------------------------------------------------------------------------------------------------------------------





                                                     VP         VP PTNRS                                   WF ADV
                                                MOD CONSERV,   SM CAP VAL,     WANGER        WANGER      VT INTL EQ,
SUBACCOUNT                                          CL 4          CL 3          INTL           USA          CL 2
                                                --------------------------------------------------------------------
0.45%                                             24,147,752      642,566    11,970,049     9,579,158     7,807,141
0.65%                                                     --           --            --            --            --
0.90%                                             87,073,779    8,393,580    40,313,057    33,525,177     9,585,510
--------------------------------------------------------------------------------------------------------------------
Total                                            111,221,531    9,036,146    52,283,106    43,104,335    17,392,651
--------------------------------------------------------------------------------------------------------------------





                                                                         WF ADV VT     WF ADV VT
                                                                           OPP,       SM CAP GRO,
SUBACCOUNT                                                                 CL 2          CL 2
                                                                       --------------------------
0.45%                                                                    1,998,623       770,886
0.65%                                                                           --            --
0.90%                                                                    8,887,895     5,115,393
-------------------------------------------------------------------------------------------------
Total                                                                   10,886,518     5,886,279
-------------------------------------------------------------------------------------------------




The following is a summary of net assets at Dec. 31, 2011:


                                                   AB VPS        AB VPS        AB VPS         AC VP         AC VP
                                                 GRO & INC,     INTL VAL,    LG CAP GRO,      INTL,         VAL,
SUBACCOUNT                                          CL B          CL B          CL B          CL I          CL I
                                                --------------------------------------------------------------------
0.45%                                            $   551,525   $ 4,598,642   $  659,424    $ 6,018,321   $22,912,909
0.65%                                                     --            --           --             --            --
0.90%                                             15,511,730    37,888,670    2,056,560      7,485,672    28,637,706
--------------------------------------------------------------------------------------------------------------------
Total                                            $16,063,255   $42,487,312   $2,715,984    $13,503,993   $51,550,615
--------------------------------------------------------------------------------------------------------------------





                                                 CALVERT VP      COL VP        COL VP        COL VP        COL VP
                                                     SRI          BAL,       CASH MGMT,     DIV BOND,    DIV EQ INC,
SUBACCOUNT                                           BAL          CL 3          CL 3          CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                            $1,518,477   $ 15,406,948   $22,789,419  $ 30,710,557  $ 44,144,763
0.65%                                                    --      8,304,179       718,447     1,780,389            --
0.90%                                             5,054,817    121,643,144    56,660,947   111,679,428   148,997,699
--------------------------------------------------------------------------------------------------------------------
Total                                            $6,573,294   $145,354,271   $80,168,813  $144,170,374  $193,142,462
--------------------------------------------------------------------------------------------------------------------





                                                                                             COL VP
                                                                                             GLOBAL
                                                   COL VP        COL VP        COL VP       INFLATION      COL VP
                                                   DYN EQ,      EMER MKTS   GLOBAL BOND,  PROT SEC, CL     HI INC,
SUBACCOUNT                                          CL 3        OPP, CL 3       CL 3            3           CL 2
                                                --------------------------------------------------------------------
0.45%                                           $ 52,526,725   $11,117,983   $10,384,709   $ 4,797,662   $1,365,581
0.65%                                              2,344,902            --            --            --           --
0.90%                                            187,447,199    37,171,504    33,194,883    14,214,963    6,191,243
--------------------------------------------------------------------------------------------------------------------
Total                                           $242,318,826   $48,289,487   $43,579,592   $19,012,625   $7,556,824
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT  59

                                                   COL VP
                                                  HI YIELD       COL VP        COL VP        COL VP        COL VP
                                                    BOND,       INC OPP,      INTL OPP,    LG CAP GRO,   MID CAP GRO
SUBACCOUNT                                          CL 3          CL 3          CL 3          CL 3        OPP, CL 3
                                                --------------------------------------------------------------------
0.45%                                            $11,965,033   $ 3,637,220   $16,029,905   $10,378,118   $ 3,954,180
0.65%                                                     --            --            --            --            --
0.90%                                             46,859,109    13,017,764    68,027,929    27,542,045     8,310,767
--------------------------------------------------------------------------------------------------------------------
Total                                            $58,824,142   $16,654,984   $84,057,834   $37,920,163   $12,264,947
--------------------------------------------------------------------------------------------------------------------





                                                                               COL VP        COL VP        COL VP
                                                   COL VP        COL VP       SELECT LG     SELECT SM       SHORT
                                                 MID CAP VAL    S&P 500,         CAP           CAP        DURATION,
SUBACCOUNT                                        OPP, CL 3       CL 3        VAL, CL 3     VAL, CL 3       CL 3
                                                --------------------------------------------------------------------
0.45%                                            $1,659,697    $ 9,964,456   $  830,709    $ 3,745,239   $ 8,824,848
0.65%                                                    --             --           --             --       811,000
0.90%                                             7,117,768     26,975,121    3,243,301      9,625,755    28,608,336
--------------------------------------------------------------------------------------------------------------------
Total                                            $8,777,465    $36,939,577   $4,074,010    $13,370,994   $38,244,184
--------------------------------------------------------------------------------------------------------------------





                                                                  EV VT
                                                     CS         FLOATING-      FID VIP       FID VIP       FID VIP
                                                  COMMODITY       RATE       CONTRAFUND,   GRO & INC,     MID CAP,
SUBACCOUNT                                         RETURN          INC        SERV CL 2      SERV CL       SERV CL
                                                --------------------------------------------------------------------
0.45%                                            $ 4,036,587   $ 5,748,000   $16,832,205   $17,832,278  $ 48,678,948
0.65%                                                     --            --            --            --            --
0.90%                                              9,936,761    15,165,258    48,853,701    27,023,929    63,028,561
--------------------------------------------------------------------------------------------------------------------
Total                                            $13,973,348   $20,913,258   $65,685,906   $44,856,207  $111,707,509
--------------------------------------------------------------------------------------------------------------------





                                                              FTVIPT FRANK                   FTVIPT
                                                   FID VIP     GLOBAL REAL  FTVIPT FRANK     MUTUAL        GS VIT
                                                  OVERSEAS,       EST,       SM CAP VAL,     SHARES     MID CAP VAL,
SUBACCOUNT                                         SERV CL        CL 2          CL 2        SEC, CL 2       INST
                                                --------------------------------------------------------------------
0.45%                                            $ 7,703,341   $ 8,704,177   $ 6,684,011   $ 1,893,475   $20,483,039
0.65%                                                     --            --            --            --            --
0.90%                                             10,220,126    32,725,941    25,528,476    16,127,560    62,664,285
--------------------------------------------------------------------------------------------------------------------
Total                                            $17,923,467   $41,430,118   $32,212,487   $18,021,035   $83,147,324
--------------------------------------------------------------------------------------------------------------------





                                                   GS VIT
                                                 STRUCTD SM      GS VIT        INVESCO       INVESCO       INVESCO
                                                     CAP      STRUCTD U.S.  VI CAP APPR,   VI CAP DEV,   VI CORE EQ,
SUBACCOUNT                                        EQ, INST      EQ, INST        SER I         SER I         SER I
                                                --------------------------------------------------------------------
0.45%                                            $2,284,720    $ 8,081,001   $4,456,436    $2,414,364   $ 42,610,570
0.65%                                                    --             --           --            --             --
0.90%                                             2,787,078     23,171,061    4,328,937     3,554,150     77,320,313
--------------------------------------------------------------------------------------------------------------------
Total                                            $5,071,798    $31,252,062   $8,785,373    $5,968,514   $119,930,883
--------------------------------------------------------------------------------------------------------------------





                                                   INVESCO       INVESCO       INVESCO    INVESCO VANK   JANUS ASPEN
                                                VI DIV DIVD,  VI INTL GRO,    VI TECH,    VI COMSTOCK,   ENTERPRISE,
SUBACCOUNT                                          SER I        SER II         SER I        SER II         SERV
                                                --------------------------------------------------------------------
0.45%                                            $  688,660    $ 6,584,741   $  892,160    $1,217,704    $5,380,014
0.65%                                                    --             --           --            --            --
0.90%                                             3,045,075      8,755,851    3,965,655     3,809,560     2,916,895
--------------------------------------------------------------------------------------------------------------------
Total                                            $3,733,735    $15,340,592   $4,857,815    $5,027,264    $8,296,909
--------------------------------------------------------------------------------------------------------------------





                                                                                               MFS
                                                 JANUS ASPEN   JANUS ASPEN   JANUS ASPEN     INV GRO         MFS
                                                   GLOBAL        JANUS,       OVERSEAS,      STOCK,       NEW DIS,
SUBACCOUNT                                       TECH, SERV       SERV          SERV         SERV CL       SERV CL
                                                --------------------------------------------------------------------
0.45%                                            $4,150,497    $1,504,328    $21,112,310   $ 7,668,863   $ 6,957,031
0.65%                                                    --            --             --            --            --
0.90%                                             5,703,164     6,123,242     41,585,238    18,204,092    13,648,584
--------------------------------------------------------------------------------------------------------------------
Total                                            $9,853,661    $7,627,570    $62,697,548   $25,872,955   $20,605,615
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
60  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT

                                                                                                        OPPEN GLOBAL
                                                     MFS         MS UIF        MS UIF         OPPEN       STRATEGIC
                                                 UTILITIES,    GLOBAL REAL  MID CAP GRO,   GLOBAL SEC        INC
SUBACCOUNT                                         SERV CL     EST, CL II       CL II       VA, SERV       VA, SRV
                                                --------------------------------------------------------------------
0.45%                                            $ 4,189,602   $2,331,884    $2,272,380    $1,203,025    $12,674,873
0.65%                                                     --           --            --            --             --
0.90%                                             18,603,991    6,306,812     6,871,375     5,403,587     45,187,609
--------------------------------------------------------------------------------------------------------------------
Total                                            $22,793,593   $8,638,696    $9,143,755    $6,606,612    $57,862,482
--------------------------------------------------------------------------------------------------------------------





                                                 OPPEN MAIN       PIMCO        PUT VT
                                                  ST SM MID      VIT ALL     GLOBAL HLTH     PUT VT        PUT VT
                                                     CAP         ASSET,         CARE,       HI YIELD,     INTL EQ,
SUBACCOUNT                                        VA, SERV     ADVISOR CL       CL IB         CL IB         CL IB
                                                --------------------------------------------------------------------
0.45%                                            $  800,533    $ 7,830,507   $  508,923    $4,298,369    $   49,100
0.65%                                                    --             --           --            --            --
0.90%                                             4,706,525     20,266,217    3,048,744     5,176,297     2,104,805
--------------------------------------------------------------------------------------------------------------------
Total                                            $5,507,058    $28,096,724   $3,557,667    $9,474,666    $2,153,905
--------------------------------------------------------------------------------------------------------------------





                                                   PUT VT        PUT VT         ROYCE         THIRD          VP
                                                  MULTI-CAP     MULTI-CAP    MICRO-CAP,        AVE          AGGR,
SUBACCOUNT                                       GRO, CL IA    GRO, CL IB     INVEST CL        VAL          CL 2
                                                --------------------------------------------------------------------
0.45%                                            $30,220,258   $3,658,537    $23,614,863   $16,256,061   $12,390,116
0.65%                                                     --           --             --            --            --
0.90%                                             47,686,019    2,027,981     32,285,345    20,648,105    44,254,586
--------------------------------------------------------------------------------------------------------------------
Total                                            $77,906,277   $5,686,518    $55,900,208   $36,904,166   $56,644,702
--------------------------------------------------------------------------------------------------------------------





                                                     VP            VP            VP         VP DAVIS        VP GS
                                                    AGGR,       CONSERV,      CONSERV,     NY VENTURE,  MID CAP VAL,
SUBACCOUNT                                          CL 4          CL 2          CL 4          CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                           $ 39,002,218   $ 3,374,753   $ 9,340,953   $  732,588    $  334,156
0.65%                                                     --            --            --           --            --
0.90%                                            207,145,085    13,016,445    37,403,863    2,945,746     1,050,425
--------------------------------------------------------------------------------------------------------------------
Total                                           $246,147,303   $16,391,198   $46,744,816   $3,678,334    $1,384,581
--------------------------------------------------------------------------------------------------------------------





                                                     VP            VP            VP            VP            VP
                                                    MOD,          MOD,        MOD AGGR,     MOD AGGR,   MOD CONSERV,
SUBACCOUNT                                          CL 2          CL 4          CL 2          CL 4          CL 2
                                                --------------------------------------------------------------------
0.45%                                           $ 36,498,425  $126,148,401  $ 35,174,365  $143,889,502   $ 8,985,429
0.65%                                                     --            --            --            --            --
0.90%                                            130,718,580   512,915,310   138,663,834   779,204,343    35,585,692
--------------------------------------------------------------------------------------------------------------------
Total                                           $167,217,005  $639,063,711  $173,838,199  $923,093,845   $44,571,121
--------------------------------------------------------------------------------------------------------------------





                                                     VP         VP PTNRS                                  WF ADV VT
                                                MOD CONSERV,   SM CAP VAL,     WANGER        WANGER       INTL EQ,
SUBACCOUNT                                          CL 4          CL 3          INTL           USA          CL 2
                                                --------------------------------------------------------------------
0.45%                                           $ 26,338,723   $ 1,128,130   $20,411,012   $17,171,840   $10,168,660
0.65%                                                     --            --            --            --            --
0.90%                                             94,236,890    13,904,282    60,099,128    65,084,976    12,323,566
--------------------------------------------------------------------------------------------------------------------
Total                                           $120,575,613   $15,032,412   $80,510,140   $82,256,816   $22,492,226
--------------------------------------------------------------------------------------------------------------------





                                                                         WF ADV VT     WF ADV VT
                                                                           OPP,         SM CAP
SUBACCOUNT                                                                 CL 2        GRO, CL 2
                                                                       --------------------------
0.45%                                                                   $ 3,620,938   $ 1,579,168
0.65%                                                                            --            --
0.90%                                                                    13,434,662     8,931,404
-------------------------------------------------------------------------------------------------
Total                                                                   $17,055,600   $10,510,572
-------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT  61

9.  FINANCIAL HIGHLIGHTS
The following is a summary for each period in the five year period ended Dec. 31, 2011 of units, net assets and investment income ratios. The accumulation unit values and total returns are based on the life insurance policies with the lowest and highest expense ratios.

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
AB VPS GRO & INC, CL B
2011        13,733  $1.48  to  $1.16   $16,063         1.09%    0.45%   to  0.90%     5.60%    to    5.12%
2010        13,657  $1.41  to  $1.10   $15,125            --    0.45%   to  0.90%    12.29%    to   11.79%
2009        14,661  $1.25  to  $0.99   $14,488         3.57%    0.45%   to  0.90%    23.96%(5) to   19.27%
2008        16,010  $0.83  to  $0.83   $13,261         1.77%    0.90%   to  0.90%   (41.23%)   to  (41.23%)
2007        17,280  $1.41  to  $1.41   $24,352         1.25%    0.90%   to  0.90%     3.92%    to    3.92%
---------------------------------------------------------------------------------------------------------------
AB VPS INTL VAL, CL B
2011        34,962  $1.29  to  $1.21   $42,487         3.82%    0.45%   to  0.90%   (19.80%)   to  (20.16%)
2010        38,470  $1.61  to  $1.51   $58,348         2.39%    0.45%   to  0.90%     3.83%    to    3.37%
2009        73,279  $1.55  to  $1.46  $107,297         1.11%    0.45%   to  0.90%    56.91%(5) to   33.15%
2008        60,384  $1.10  to  $1.10   $66,302         0.84%    0.90%   to  0.90%   (53.70%)   to  (53.70%)
2007        33,667  $2.37  to  $2.37   $79,845         1.03%    0.90%   to  0.90%     4.63%    to    4.63%
---------------------------------------------------------------------------------------------------------------
AB VPS LG CAP GRO, CL B
2011         2,719  $1.52  to  $0.90    $2,716         0.09%    0.45%   to  0.90%    (3.71%)   to   (4.14%)
2010         1,958  $1.58  to  $0.94    $1,998         0.27%    0.45%   to  0.90%     9.34%    to    8.85%
2009         2,053  $1.44  to  $0.86    $1,793            --    0.45%   to  0.90%    42.62%(5) to   35.88%
2008         1,475  $0.63  to  $0.63      $936            --    0.90%   to  0.90%   (40.36%)   to  (40.36%)
2007           370  $1.06  to  $1.06      $394            --    0.90%   to  0.90%     6.50%(4) to    6.50%(4)
---------------------------------------------------------------------------------------------------------------
AC VP INTL, CL I
2011        13,329  $1.46  to  $0.81   $13,504         1.44%    0.45%   to  0.90%   (12.44%)   to  (12.83%)
2010        17,456  $1.66  to  $0.93   $17,818         2.39%    0.45%   to  0.90%    12.78%    to   12.28%
2009        22,683  $1.47  to  $0.83   $19,252         2.16%    0.45%   to  0.90%    48.72%(5) to   32.57%
2008        30,010  $0.63  to  $0.63   $18,835         0.90%    0.90%   to  0.90%   (45.32%)   to  (45.32%)
2007        42,295  $1.15  to  $1.15   $48,545         0.65%    0.90%   to  0.90%    16.99%    to   16.99%
---------------------------------------------------------------------------------------------------------------
AC VP VAL, CL I
2011        33,253  $1.48  to  $1.62   $51,551         2.02%    0.45%   to  0.90%     0.56%    to    0.11%
2010        37,647  $1.47  to  $1.61   $59,272         2.18%    0.45%   to  0.90%    12.91%    to   12.41%
2009        43,604  $1.30  to  $1.44   $62,000         5.84%    0.45%   to  0.90%    29.91%(5) to   18.79%
2008        51,496  $1.21  to  $1.21   $62,260         2.71%    0.90%   to  0.90%   (27.43%)   to  (27.43%)
2007        76,953  $1.67  to  $1.67  $128,212         1.54%    0.90%   to  0.90%    (5.99%)   to   (5.99%)
---------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BAL
2011         5,586  $1.49  to  $1.11    $6,573         1.28%    0.45%   to  0.90%     4.10%    to    3.63%
2010         6,429  $1.43  to  $1.07    $7,127         1.42%    0.45%   to  0.90%    11.60%    to   11.09%
2009         6,957  $1.28  to  $0.96    $6,786         2.18%    0.45%   to  0.90%    27.63%(5) to   24.17%
2008         7,610  $0.77  to  $0.77    $5,892         2.35%    0.90%   to  0.90%   (31.94%)   to  (31.94%)
2007         9,295  $1.14  to  $1.14   $10,575         2.45%    0.90%   to  0.90%     1.83%    to    1.83%
---------------------------------------------------------------------------------------------------------------
COL VP BAL, CL 3
2011       129,362  $1.50  to  $1.08  $145,354            --    0.45%   to  0.90%     1.93%    to    1.47%
2010       148,964  $1.47  to  $1.07  $163,497            --    0.45%   to  0.90%    12.03%    to   11.52%
2009       176,743  $1.31  to  $0.96  $171,763            --    0.45%   to  0.90%    30.33%(5) to   23.11%
2008       214,306  $0.89  to  $0.78  $167,410         0.26%    0.65%   to  0.90%   (30.37%)   to  (30.54%)
2007       277,699  $1.29  to  $1.12  $312,062         2.86%    0.65%   to  0.90%     1.08%    to    0.82%
---------------------------------------------------------------------------------------------------------------
COL VP CASH MGMT, CL 3
2011        73,316  $0.99  to  $1.14   $80,169         0.01%    0.45%   to  0.90%    (0.44%)   to   (0.89%)
2010        65,651  $0.99  to  $1.15   $74,131         0.01%    0.45%   to  0.90%    (0.44%)   to   (0.89%)
2009        78,440  $1.00  to  $1.16   $90,667         0.07%    0.45%   to  0.90%    (0.30%)(5)to   (0.74%)
2008       108,600  $1.12  to  $1.17  $127,182         2.26%    0.65%   to  0.90%     1.61%    to    1.35%
2007        98,464  $1.10  to  $1.16  $113,767         4.72%    0.65%   to  0.90%     4.15%    to    3.89%
---------------------------------------------------------------------------------------------------------------
COL VP DIV BOND, CL 3
2011        91,587  $1.30  to  $1.68  $144,170         4.50%    0.45%   to  0.90%     6.21%    to    5.72%
2010       102,662  $1.22  to  $1.59  $156,837         3.82%    0.45%   to  0.90%     7.84%    to    7.35%
2009       261,434  $1.13  to  $1.48  $381,120         4.02%    0.45%   to  0.90%    13.37%(5) to   13.40%
2008       221,289  $1.06  to  $1.30  $287,710         0.40%    0.65%   to  0.90%    (6.92%)   to   (7.15%)
2007       191,510  $1.14  to  $1.40  $268,071         4.75%    0.65%   to  0.90%     4.51%    to    4.25%
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
62  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
COL VP DIV EQ INC, CL 3
2011       126,361  $1.54  to  $1.52  $193,142            --    0.45%   to  0.90%    (5.43%)   to   (5.86%)
2010       144,392  $1.63  to  $1.62  $234,050            --    0.45%   to  0.90%    16.31%    to   15.78%
2009       261,045  $1.40  to  $1.40  $365,134            --    0.45%   to  0.90%    39.18%(5) to   26.32%
2008       268,902  $1.11  to  $1.11  $297,729         0.08%    0.90%   to  0.90%   (41.00%)   to  (41.00%)
2007       267,422  $1.88  to  $1.88  $501,851         1.56%    0.90%   to  0.90%     7.05%    to    7.05%
---------------------------------------------------------------------------------------------------------------
COL VP DYN EQ, CL 3
2011       282,660  $1.69  to  $0.75  $242,319            --    0.45%   to  0.90%     4.76%    to    4.28%
2010       336,117  $1.61  to  $0.72  $262,784            --    0.45%   to  0.90%    16.81%    to   16.28%
2009       411,679  $1.38  to  $0.62  $261,254            --    0.45%   to  0.90%    36.80%(5) to   23.04%
2008       494,270  $0.76  to  $0.50  $249,703         0.23%    0.65%   to  0.90%   (42.54%)   to  (42.68%)
2007       631,216  $1.31  to  $0.88  $556,056         1.31%    0.65%   to  0.90%     2.26%    to    2.01%
---------------------------------------------------------------------------------------------------------------
COL VP EMER MKTS OPP, CL 3
2011        23,396  $1.82  to  $2.15   $48,289         1.14%    0.45%   to  0.90%   (21.37%)   to  (21.73%)
2010        25,524  $2.31  to  $2.75   $68,363         1.51%    0.45%   to  0.90%    19.22%    to   18.68%
2009        39,714  $1.94  to  $2.32   $91,267         0.36%    0.45%   to  0.90%    93.74%(5) to   72.52%
2008        45,673  $1.34  to  $1.34   $61,313         0.71%    0.90%   to  0.90%   (54.12%)   to  (54.12%)
2007        31,068  $2.93  to  $2.93   $90,908         0.59%    0.90%   to  0.90%    36.86%    to   36.86%
---------------------------------------------------------------------------------------------------------------
COL VP GLOBAL BOND, CL 3
2011        25,722  $1.26  to  $1.90   $43,580         2.88%    0.45%   to  0.90%     4.32%    to    3.84%
2010        27,087  $1.21  to  $1.83   $46,152         3.85%    0.45%   to  0.90%     6.11%    to    5.63%
2009        64,715  $1.14  to  $1.73  $109,653         1.82%    0.45%   to  0.90%    13.99%(5) to   10.38%
2008        60,052  $1.57  to  $1.57   $94,219         7.11%    0.90%   to  0.90%    (1.33%)   to   (1.33%)
2007        46,890  $1.59  to  $1.59   $74,559         3.65%    0.90%   to  0.90%     6.67%    to    6.67%
---------------------------------------------------------------------------------------------------------------
COL VP GLOBAL INFLATION PROT SEC, CL 3
2011        15,016  $1.22  to  $1.28   $19,013         7.19%    0.45%   to  0.90%     9.54%    to    9.04%
2010        13,966  $1.12  to  $1.18   $16,290         0.75%    0.45%   to  0.90%     3.67%    to    3.19%
2009       106,344  $1.08  to  $1.14  $120,881         9.70%    0.45%   to  0.90%     8.14%(5) to    5.88%
2008        48,769  $1.08  to  $1.08   $52,470         2.60%    0.90%   to  0.90%    (0.76%)   to   (0.76%)
2007        12,082  $1.08  to  $1.08   $13,098         2.58%    0.90%   to  0.90%     6.97%    to    6.97%
---------------------------------------------------------------------------------------------------------------
COL VP HI INC, CL 2
2011         5,446  $1.63  to  $1.34    $7,557         7.33%    0.45%   to  0.90%     6.04%    to    5.56%
2010         5,298  $1.54  to  $1.27    $6,848         7.73%    0.45%   to  0.90%    11.40%    to   10.90%
2009         4,800  $1.38  to  $1.15    $5,534        10.83%    0.45%   to  0.90%    38.00%(5) to   42.62%
2008         3,270  $0.80  to  $0.80    $2,632        11.41%    0.90%   to  0.90%   (25.43%)   to  (25.43%)
2007         1,802  $1.08  to  $1.08    $1,945         5.70%    0.90%   to  0.90%     0.78%    to    0.78%
---------------------------------------------------------------------------------------------------------------
COL VP HI YIELD BOND, CL 3
2011        31,905  $1.75  to  $1.87   $58,824         8.24%    0.45%   to  0.90%     5.21%    to    4.73%
2010        35,749  $1.66  to  $1.79   $63,266         9.09%    0.45%   to  0.90%    13.45%    to   12.94%
2009        41,362  $1.47  to  $1.58   $65,183        10.26%    0.45%   to  0.90%    48.28%(5) to   52.47%
2008        45,491  $1.04  to  $1.04   $47,163         0.33%    0.90%   to  0.90%   (25.85%)   to  (25.85%)
2007        69,118  $1.40  to  $1.40   $96,634         7.42%    0.90%   to  0.90%     0.94%    to    0.94%
---------------------------------------------------------------------------------------------------------------
COL VP INC OPP, CL 3
2011        11,168  $1.60  to  $1.46   $16,655         9.12%    0.45%   to  0.90%     5.79%    to    5.31%
2010        10,733  $1.52  to  $1.39   $15,073         3.72%    0.45%   to  0.90%    12.55%    to   12.03%
2009        79,575  $1.35  to  $1.24   $98,987         4.93%    0.45%   to  0.90%    34.82%(5) to   41.12%
2008        41,258  $0.88  to  $0.88   $36,252         0.08%    0.90%   to  0.90%   (19.54%)   to  (19.54%)
2007        10,554  $1.09  to  $1.09   $11,525         6.97%    0.90%   to  0.90%     1.71%    to    1.71%
---------------------------------------------------------------------------------------------------------------
COL VP INTL OPP, CL 3
2011        93,912  $1.41  to  $0.82   $84,058         1.34%    0.45%   to  0.90%   (12.80%)   to  (13.20%)
2010       110,255  $1.62  to  $0.95  $111,451         1.43%    0.45%   to  0.90%    13.38%    to   12.87%
2009       136,197  $1.43  to  $0.84  $117,038         1.56%    0.45%   to  0.90%    44.19%(5) to   26.40%
2008       167,808  $0.67  to  $0.67  $111,637         2.32%    0.90%   to  0.90%   (40.97%)   to  (40.97%)
2007       222,332  $1.13  to  $1.13  $250,572         0.99%    0.90%   to  0.90%    11.66%    to   11.66%
---------------------------------------------------------------------------------------------------------------
COL VP LG CAP GRO, CL 3
2011        61,060  $1.62  to  $0.50   $37,920            --    0.45%   to  0.90%    (3.66%)   to   (4.10%)
2010        76,325  $1.68  to  $0.53   $44,431            --    0.45%   to  0.90%    16.64%    to   16.11%
2009        97,663  $1.44  to  $0.45   $45,398            --    0.45%   to  0.90%    42.81%(5) to   35.76%
2008       268,527  $0.33  to  $0.33   $89,491         0.24%    0.90%   to  0.90%   (44.84%)   to  (44.84%)
2007       215,184  $0.60  to  $0.60  $130,021         1.00%    0.90%   to  0.90%     2.14%    to    2.14%
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT  63

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
COL VP MID CAP GRO OPP, CL 3
2011         8,628  $1.84  to  $1.28   $12,265            --    0.45%   to  0.90%   (15.45%)   to  (15.83%)
2010        10,047  $2.18  to  $1.52   $16,099            --    0.45%   to  0.90%    25.72%    to   25.15%
2009        11,364  $1.73  to  $1.22   $13,984            --    0.45%   to  0.90%    70.03%(5) to   61.94%
2008         9,321  $0.75  to  $0.75    $7,004         0.02%    0.90%   to  0.90%   (45.34%)   to  (45.34%)
2007        11,572  $1.37  to  $1.37   $15,910         0.05%    0.90%   to  0.90%    12.72%    to   12.72%
---------------------------------------------------------------------------------------------------------------
COL VP MID CAP VAL OPP, CL 3
2011         7,409  $1.69  to  $1.11    $8,777            --    0.45%   to  0.90%    (8.90%)   to   (9.31%)
2010         8,268  $1.85  to  $1.22   $10,456            --    0.45%   to  0.90%    21.97%    to   21.41%
2009         9,731  $1.52  to  $1.01    $9,887            --    0.45%   to  0.90%    49.83%(5) to   39.68%
2008         8,371  $0.72  to  $0.72    $6,031         0.00%    0.90%   to  0.90%   (45.60%)   to  (45.60%)
2007         4,303  $1.32  to  $1.32    $5,698         0.77%    0.90%   to  0.90%     9.36%    to    9.36%
---------------------------------------------------------------------------------------------------------------
COL VP S&P 500, CL 3
2011        35,680  $1.58  to  $0.92   $36,940            --    0.45%   to  0.90%     1.17%    to    0.71%
2010        41,718  $1.56  to  $0.91   $40,563            --    0.45%   to  0.90%    14.19%    to   13.67%
2009        49,544  $1.37  to  $0.80   $40,715            --    0.45%   to  0.90%    36.77%(5) to   24.87%
2008        54,578  $0.64  to  $0.64   $35,061         0.08%    0.90%   to  0.90%   (37.66%)   to  (37.66%)
2007        65,036  $1.03  to  $1.03   $67,021         1.63%    0.90%   to  0.90%     4.07%    to    4.07%
---------------------------------------------------------------------------------------------------------------
COL VP SELECT LG CAP VAL, CL 3
2011         3,618  $1.64  to  $1.04    $4,074            --    0.45%   to  0.90%    (2.13%)   to   (2.58%)
2010         3,205  $1.67  to  $1.07    $3,578            --    0.45%   to  0.90%    19.99%    to   19.44%
2009         1,542  $1.39  to  $0.90    $1,401            --    0.45%   to  0.90%    37.30%(5) to   25.00%
2008           707  $0.72  to  $0.72      $507         0.06%    0.90%   to  0.90%   (40.00%)   to  (40.00%)
2007           430  $1.19  to  $1.19      $514         1.54%    0.90%   to  0.90%    (1.35%)   to   (1.35%)
---------------------------------------------------------------------------------------------------------------
COL VP SELECT SM CAP VAL, CL 3
2011         9,163  $1.75  to  $1.37   $13,371            --    0.45%   to  0.90%    (8.92%)   to   (9.34%)
2010        10,438  $1.93  to  $1.51   $16,205            --    0.45%   to  0.90%    26.23%    to   25.66%
2009        12,054  $1.53  to  $1.20   $14,607            --    0.45%   to  0.90%    52.13%(5) to   38.56%
2008        13,843  $0.87  to  $0.87   $12,010         0.00%    0.90%   to  0.90%   (39.15%)   to  (39.15%)
2007        19,240  $1.43  to  $1.43   $27,430         0.16%    0.90%   to  0.90%    (5.05%)   to   (5.05%)
---------------------------------------------------------------------------------------------------------------
COL VP SHORT DURATION, CL 3
2011        30,293  $1.08  to  $1.33   $38,244         0.88%    0.45%   to  0.90%     0.93%    to    0.47%
2010        32,466  $1.07  to  $1.33   $41,734         0.86%    0.45%   to  0.90%     2.54%    to    2.07%
2009        47,727  $1.05  to  $1.30   $61,321         2.85%    0.45%   to  0.90%     4.67%(5) to    4.58%
2008        41,046  $1.06  to  $1.24   $50,877         0.14%    0.65%   to  0.90%    (3.27%)   to   (3.51%)
2007        43,231  $1.09  to  $1.29   $55,522         4.18%    0.65%   to  0.90%     4.64%    to    4.38%
---------------------------------------------------------------------------------------------------------------
CS COMMODITY RETURN
2011        14,525  $1.28  to  $0.87   $13,973         2.51%    0.45%   to  0.90%   (13.04%)   to  (13.43%)
2010        13,210  $1.47  to  $1.01   $14,110         7.14%    0.45%   to  0.90%    16.14%    to   15.62%
2009        12,827  $1.27  to  $0.87   $11,392        12.95%    0.45%   to  0.90%    23.31%(5) to   18.40%
2008         9,269  $0.74  to  $0.74    $6,837         1.41%    0.90%   to  0.90%   (34.33%)   to  (34.33%)
2007           827  $1.12  to  $1.12      $928         9.23%    0.90%   to  0.90%    10.66%(4) to   10.66%(4)
---------------------------------------------------------------------------------------------------------------
EV VT FLOATING-RATE INC
2011        17,423  $1.51  to  $1.11   $20,913         4.23%    0.45%   to  0.90%     2.09%    to    1.63%
2010        15,470  $1.48  to  $1.10   $17,646         4.20%    0.45%   to  0.90%     8.63%    to    8.15%
2009        52,242  $1.36  to  $1.01   $53,480         4.76%    0.45%   to  0.90%    35.92%(5) to   43.02%
2008        29,685  $0.71  to  $0.71   $21,044         5.80%    0.90%   to  0.90%   (27.79%)   to  (27.79%)
2007         6,045  $0.98  to  $0.98    $5,935         6.31%    0.90%   to  0.90%    (1.82%)(4)to   (1.82%)(4)
---------------------------------------------------------------------------------------------------------------
FID VIP CONTRAFUND, SERV CL 2
2011        63,218  $1.66  to  $0.92   $65,686         0.79%    0.45%   to  0.90%    (3.22%)   to   (3.65%)
2010        68,288  $1.71  to  $0.96   $69,897         0.92%    0.45%   to  0.90%    16.40%    to   15.88%
2009       103,401  $1.47  to  $0.82   $86,836         1.00%    0.45%   to  0.90%    45.16%(5) to   34.25%
2008       153,178  $0.61  to  $0.61   $94,112         1.27%    0.90%   to  0.90%   (43.21%)   to  (43.21%)
2007        30,598  $1.08  to  $1.08   $33,100         2.88%    0.90%   to  0.90%     8.02%(4) to    8.02%(4)
---------------------------------------------------------------------------------------------------------------
FID VIP GRO & INC, SERV CL
2011        36,967  $1.60  to  $1.05   $44,856         1.61%    0.45%   to  0.90%     1.12%    to    0.67%
2010        47,523  $1.59  to  $1.04   $52,588         0.58%    0.45%   to  0.90%    14.15%    to   13.63%
2009        61,093  $1.39  to  $0.91   $56,898         0.95%    0.45%   to  0.90%    37.33%(5) to   26.02%
2008        79,159  $0.73  to  $0.73   $57,420         0.99%    0.90%   to  0.90%   (42.30%)   to  (42.30%)
2007       105,489  $1.26  to  $1.26  $132,611         1.68%    0.90%   to  0.90%    10.99%    to   10.99%
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
64  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
FID VIP MID CAP, SERV CL
2011        55,279  $1.68  to  $2.40  $111,708         0.14%    0.45%   to  0.90%   (11.12%)   to  (11.51%)
2010        60,854  $1.89  to  $2.71  $150,388         0.24%    0.45%   to  0.90%    28.12%    to   27.55%
2009        76,756  $1.47  to  $2.13  $158,795         0.57%    0.45%   to  0.90%    47.47%(5) to   38.76%
2008        91,782  $1.53  to  $1.53  $140,666         0.36%    0.90%   to  0.90%   (40.05%)   to  (40.05%)
2007       109,304  $2.56  to  $2.56  $279,439         0.72%    0.90%   to  0.90%    14.45%    to   14.45%
---------------------------------------------------------------------------------------------------------------
FID VIP OVERSEAS, SERV CL
2011        17,277  $1.33  to  $0.89   $17,923         1.22%    0.45%   to  0.90%   (17.60%)   to  (17.97%)
2010        22,371  $1.62  to  $1.08   $26,000         1.24%    0.45%   to  0.90%    12.48%    to   11.98%
2009        28,806  $1.44  to  $0.97   $28,364         1.93%    0.45%   to  0.90%    45.20%(5) to   25.31%
2008        37,532  $0.77  to  $0.77   $28,995         2.20%    0.90%   to  0.90%   (44.37%)   to  (44.37%)
2007        51,558  $1.39  to  $1.39   $71,598         3.14%    0.90%   to  0.90%    16.15%    to   16.15%
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANK GLOBAL REAL EST, CL 2
2011        24,298  $1.55  to  $1.75   $41,430         7.82%    0.45%   to  0.90%    (6.08%)   to   (6.50%)
2010        26,140  $1.65  to  $1.87   $48,225         2.86%    0.45%   to  0.90%    20.43%    to   19.89%
2009        28,729  $1.37  to  $1.56   $44,681        12.93%    0.45%   to  0.90%    36.46%(5) to   18.02%
2008        31,693  $1.32  to  $1.32   $41,963         1.01%    0.90%   to  0.90%   (42.91%)   to  (42.91%)
2007        44,221  $2.32  to  $2.32  $102,557         2.45%    0.90%   to  0.90%   (21.58%)   to  (21.58%)
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANK SM CAP VAL, CL 2
2011        14,868  $1.77  to  $2.30   $32,212         0.70%    0.45%   to  0.90%    (4.19%)   to   (4.62%)
2010        16,486  $1.85  to  $2.41   $38,444         0.76%    0.45%   to  0.90%    27.65%    to   27.07%
2009        18,333  $1.45  to  $1.90   $34,435         1.67%    0.45%   to  0.90%    44.49%(5) to   28.00%
2008        21,085  $1.48  to  $1.48   $31,287         1.14%    0.90%   to  0.90%   (33.62%)   to  (33.62%)
2007        27,555  $2.24  to  $2.24   $61,595         0.66%    0.90%   to  0.90%    (3.26%)   to   (3.26%)
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SEC, CL 2
2011        13,997  $1.45  to  $1.27   $18,021         2.33%    0.45%   to  0.90%    (1.49%)   to   (1.93%)
2010        15,207  $1.47  to  $1.30   $19,858         1.58%    0.45%   to  0.90%    10.69%    to   10.20%
2009        15,242  $1.33  to  $1.18   $17,966         1.96%    0.45%   to  0.90%    32.61%(5) to   24.92%
2008        14,083  $0.94  to  $0.94   $13,255         2.98%    0.90%   to  0.90%   (37.67%)   to  (37.67%)
2007        14,489  $1.51  to  $1.51   $21,880         1.48%    0.90%   to  0.90%     2.55%    to    2.55%
---------------------------------------------------------------------------------------------------------------
GS VIT MID CAP VAL, INST
2011        37,702  $1.64  to  $2.49   $83,147         0.73%    0.45%   to  0.90%    (6.80%)   to   (7.22%)
2010        40,967  $1.76  to  $2.68  $102,337         0.59%    0.45%   to  0.90%    24.44%    to   23.88%
2009        59,940  $1.41  to  $2.16  $126,835         1.80%    0.45%   to  0.90%    40.55%(5) to   31.96%
2008        65,878  $1.64  to  $1.64  $107,948         1.01%    0.90%   to  0.90%   (37.62%)   to  (37.62%)
2007        77,828  $2.63  to  $2.63  $204,428         0.77%    0.90%   to  0.90%     2.27%    to    2.27%
---------------------------------------------------------------------------------------------------------------
GS VIT STRUCTD SM CAP EQ, INST
2011         3,052  $1.87  to  $1.52    $5,072         0.80%    0.45%   to  0.90%     0.22%    to   (0.23%)
2010         3,540  $1.86  to  $1.53    $5,595         0.54%    0.45%   to  0.90%    29.53%    to   28.95%
2009         4,291  $1.44  to  $1.18    $5,123         1.17%    0.45%   to  0.90%    43.13%(5) to   26.53%
2008         4,941  $0.94  to  $0.94    $4,625         0.63%    0.90%   to  0.90%   (34.62%)   to  (34.62%)
2007         6,368  $1.43  to  $1.43    $9,117         0.34%    0.90%   to  0.90%   (17.24%)   to  (17.24%)
---------------------------------------------------------------------------------------------------------------
GS VIT STRUCTD U.S. EQ, INST
2011        31,288  $1.53  to  $0.89   $31,252         1.66%    0.45%   to  0.90%     3.58%    to    3.12%
2010        38,294  $1.48  to  $0.86   $34,968         1.43%    0.45%   to  0.90%    12.34%    to   11.83%
2009        46,494  $1.32  to  $0.77   $36,441         1.97%    0.45%   to  0.90%    30.78%(5) to   20.06%
2008        57,899  $0.64  to  $0.64   $37,251         1.34%    0.90%   to  0.90%   (37.56%)   to  (37.56%)
2007        90,955  $1.03  to  $1.03   $93,727         0.97%    0.90%   to  0.90%    (2.51%)   to   (2.51%)
---------------------------------------------------------------------------------------------------------------
INVESCO VI CAP APPR, SER I
2011        10,462  $1.32  to  $0.61    $8,785         0.15%    0.45%   to  0.90%    (8.32%)   to   (8.73%)
2010        15,065  $1.44  to  $0.67   $11,432         0.73%    0.45%   to  0.90%    14.97%    to   14.45%
2009        19,454  $1.25  to  $0.58   $11,765         0.59%    0.45%   to  0.90%    25.94%(5) to   19.99%
2008        26,041  $0.49  to  $0.49   $12,693            --    0.90%   to  0.90%   (43.01%)   to  (43.01%)
2007        39,833  $0.86  to  $0.86   $34,066            --    0.90%   to  0.90%    11.00%    to   11.00%
---------------------------------------------------------------------------------------------------------------
INVESCO VI CAP DEV, SER I
2011         4,435  $1.62  to  $1.21    $5,969            --    0.45%   to  0.90%    (7.57%)   to   (7.99%)
2010         4,945  $1.75  to  $1.31    $6,886            --    0.45%   to  0.90%    18.25%    to   17.71%
2009         6,539  $1.48  to  $1.11    $7,408            --    0.45%   to  0.90%    46.96%(5) to   41.10%
2008         8,729  $0.79  to  $0.79    $6,897            --    0.90%   to  0.90%   (47.50%)   to  (47.50%)
2007        12,672  $1.51  to  $1.51   $19,073            --    0.90%   to  0.90%     9.85%    to    9.85%
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT  65

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
INVESCO VI CORE EQ, SER I
2011        70,101  $1.50  to  $1.86  $119,931         0.94%    0.45%   to  0.90%    (0.51%)   to   (0.96%)
2010        80,287  $1.51  to  $1.87  $141,302         0.95%    0.45%   to  0.90%     9.06%    to    8.57%
2009        92,897  $1.38  to  $1.73  $156,013         1.78%    0.45%   to  0.90%    37.81%(5) to   27.15%
2008       108,878  $1.36  to  $1.36  $147,770         2.01%    0.90%   to  0.90%   (30.77%)   to  (30.77%)
2007       137,964  $1.96  to  $1.96  $270,463         1.07%    0.90%   to  0.90%     7.14%    to    7.14%
---------------------------------------------------------------------------------------------------------------
INVESCO VI DIV DIVD, SER I
2011         4,067  $0.92  to  $0.92    $3,734            --    0.45%   to  0.90%    (7.97%)(9)to   (8.25%)(9)
2010            --     --         --        --            --       --          --        --             --
2009            --     --         --        --            --       --          --        --             --
2008            --     --         --        --            --       --          --        --             --
2007            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
INVESCO VI INTL GRO, SER II
2011        14,797  $1.50  to  $0.84   $15,341         1.16%    0.45%   to  0.90%    (7.41%)   to   (7.82%)
2010        17,457  $1.62  to  $0.91   $17,730         0.61%    0.45%   to  0.90%    12.10%    to   11.60%
2009       131,264  $1.45  to  $0.82  $109,055         1.90%    0.45%   to  0.90%    44.73%(5) to   33.70%
2008        50,902  $0.61  to  $0.61   $31,119         0.85%    0.90%   to  0.90%   (41.08%)   to  (41.08%)
2007         8,431  $1.04  to  $1.04    $8,748         1.19%    0.90%   to  0.90%     3.35%(4) to    3.35%(4)
---------------------------------------------------------------------------------------------------------------
INVESCO VI TECH, SER I
2011         3,838  $1.88  to  $1.18    $4,858         0.19%    0.45%   to  0.90%    (5.48%)   to   (5.90%)
2010         3,602  $1.99  to  $1.25    $4,712            --    0.45%   to  0.90%    20.76%    to   20.22%
2009         3,266  $1.65  to  $1.04    $3,444            --    0.45%   to  0.90%    61.95%(5) to   55.99%
2008         1,330  $0.67  to  $0.67      $889            --    0.90%   to  0.90%   (45.00%)   to  (45.00%)
2007         1,370  $1.21  to  $1.21    $1,665            --    0.90%   to  0.90%     6.73%    to    6.73%
---------------------------------------------------------------------------------------------------------------
INVESCO VANK VI COMSTOCK, SER II
2011         5,384  $1.61  to  $0.82    $5,027         1.35%    0.45%   to  0.90%    (2.55%)   to   (2.98%)
2010         5,365  $1.66  to  $0.85    $4,922         0.32%    0.45%   to  0.90%    15.18%    to   14.66%
2009        60,211  $1.44  to  $0.74   $45,309         4.57%    0.45%   to  0.90%    43.00%(5) to   27.26%
2008        63,397  $0.58  to  $0.58   $36,850         1.42%    0.90%   to  0.90%   (36.38%)   to  (36.38%)
2007        12,704  $0.91  to  $0.91   $11,606            --    0.90%   to  0.90%    (8.81%)(4)to   (8.81%)(4)
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN ENTERPRISE, SERV
2011         6,797  $1.88  to  $0.74    $8,297            --    0.45%   to  0.90%    (2.09%)   to   (2.53%)
2010        10,700  $1.92  to  $0.76   $10,448            --    0.45%   to  0.90%    24.96%    to   24.40%
2009        16,061  $1.53  to  $0.61   $10,229            --    0.45%   to  0.90%    52.61%(5) to   43.15%
2008        21,924  $0.43  to  $0.43    $9,378         0.06%    0.90%   to  0.90%   (44.36%)   to  (44.36%)
2007        23,594  $0.77  to  $0.77   $18,139         0.07%    0.90%   to  0.90%    20.64%    to   20.64%
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN GLOBAL TECH, SERV
2011        13,225  $1.85  to  $0.52    $9,854            --    0.45%   to  0.90%    (9.07%)   to   (9.47%)
2010        18,070  $2.03  to  $0.57   $12,647            --    0.45%   to  0.90%    23.84%    to   23.28%
2009        22,231  $1.64  to  $0.47   $10,743            --    0.45%   to  0.90%    62.40%(5) to   55.49%
2008        21,385  $0.30  to  $0.30    $6,401         0.09%    0.90%   to  0.90%   (44.47%)   to  (44.47%)
2007        26,110  $0.54  to  $0.54   $14,074         0.38%    0.90%   to  0.90%    20.60%    to   20.60%
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN JANUS, SERV
2011         7,908  $1.52  to  $0.88    $7,628         0.44%    0.45%   to  0.90%    (5.96%)   to   (6.38%)
2010         9,896  $1.62  to  $0.95    $9,945         0.07%    0.45%   to  0.90%    13.75%    to   13.23%
2009       134,461  $1.42  to  $0.83  $113,948         0.40%    0.45%   to  0.90%    40.49%(5) to   34.79%
2008       106,794  $0.62  to  $0.62   $66,143         0.71%    0.90%   to  0.90%   (40.41%)   to  (40.41%)
2007        20,251  $1.04  to  $1.04   $21,047         1.08%    0.90%   to  0.90%     3.81%(4) to    3.81%(4)
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS, SERV
2011        47,186  $1.57  to  $1.23   $62,698         0.38%    0.45%   to  0.90%   (32.64%)   to  (32.94%)
2010        58,040  $2.34  to  $1.84  $110,729         0.54%    0.45%   to  0.90%    24.46%    to   23.90%
2009        66,841  $1.88  to  $1.48  $100,208         0.41%    0.45%   to  0.90%    85.75%(5) to   77.47%
2008        77,280  $0.84  to  $0.84   $64,545         1.12%    0.90%   to  0.90%   (52.66%)   to  (52.66%)
2007        90,519  $1.76  to  $1.76  $159,691         0.46%    0.90%   to  0.90%    26.87%    to   26.87%
---------------------------------------------------------------------------------------------------------------
MFS INV GRO STOCK, SERV CL
2011        29,144  $1.64  to  $0.74   $25,873         0.26%    0.45%   to  0.90%    (0.08%)   to   (0.53%)
2010        33,574  $1.64  to  $0.75   $27,281         0.63%    0.45%   to  0.90%    11.65%    to   11.15%
2009       226,867  $1.47  to  $0.67  $155,671         0.12%    0.45%   to  0.90%    46.08%(5) to   37.85%
2008        41,404  $0.49  to  $0.49   $20,207         0.30%    0.90%   to  0.90%   (37.55%)   to  (37.55%)
2007        52,721  $0.78  to  $0.78   $41,198         0.08%    0.90%   to  0.90%    10.02%    to   10.02%
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
66  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
MFS NEW DIS, SERV CL
2011        14,969  $2.13  to  $1.17   $20,606            --    0.45%   to  0.90%   (10.90%)   to  (11.30%)
2010        15,964  $2.40  to  $1.31   $22,592            --    0.45%   to  0.90%    35.33%    to   34.72%
2009        18,411  $1.77  to  $0.98   $18,295            --    0.45%   to  0.90%    75.37%(5) to   61.46%
2008        20,640  $0.60  to  $0.60   $12,467            --    0.90%   to  0.90%   (40.06%)   to  (40.06%)
2007        25,701  $1.01  to  $1.01   $25,900            --    0.90%   to  0.90%     1.33%    to    1.33%
---------------------------------------------------------------------------------------------------------------
MFS UTILITIES, SERV CL
2011         9,201  $1.64  to  $2.80   $22,794         3.10%    0.45%   to  0.90%     6.03%    to    5.55%
2010         7,881  $1.55  to  $2.65   $19,533         3.00%    0.45%   to  0.90%    13.00%    to   12.49%
2009         7,666  $1.37  to  $2.35   $17,698         4.64%    0.45%   to  0.90%    35.47%(5) to   31.68%
2008         7,679  $1.79  to  $1.79   $13,733         1.26%    0.90%   to  0.90%   (38.37%)   to  (38.37%)
2007         5,321  $2.90  to  $2.90   $15,438         0.71%    0.90%   to  0.90%    26.41%    to   26.41%
---------------------------------------------------------------------------------------------------------------
MS UIF GLOBAL REAL EST, CL II
2011         9,999  $1.79  to  $0.73    $8,639         3.38%    0.45%   to  0.90%   (10.56%)   to  (10.96%)
2010         9,500  $2.00  to  $0.81    $8,518         5.49%    0.45%   to  0.90%    21.77%    to   21.22%
2009        34,566  $1.65  to  $0.67   $23,757         0.02%    0.45%   to  0.90%    63.94%(5) to   40.15%
2008        39,824  $0.48  to  $0.48   $19,086         2.84%    0.90%   to  0.90%   (44.84%)   to  (44.84%)
2007         4,908  $0.87  to  $0.87    $4,265         0.27%    0.90%   to  0.90%   (12.27%)(4)to  (12.27%)(4)
---------------------------------------------------------------------------------------------------------------
MS UIF MID CAP GRO, CL II
2011         7,498  $2.04  to  $1.08    $9,144         0.25%    0.45%   to  0.90%    (7.59%)   to   (8.00%)
2010         6,126  $2.20  to  $1.17    $7,631            --    0.45%   to  0.90%    31.68%    to   31.09%
2009         4,621  $1.67  to  $0.89    $4,215            --    0.45%   to  0.90%    65.91%(5) to   55.95%
2008         3,367  $0.57  to  $0.57    $1,928         0.85%    0.90%   to  0.90%   (47.29%)   to  (47.29%)
2007           867  $1.09  to  $1.09      $942            --    0.90%   to  0.90%     8.39%(4) to    8.39%(4)
---------------------------------------------------------------------------------------------------------------
OPPEN GLOBAL SEC VA, SERV
2011         5,562  $1.60  to  $1.12    $6,607         0.99%    0.45%   to  0.90%    (8.94%)   to   (9.35%)
2010         5,073  $1.75  to  $1.24    $6,458         1.13%    0.45%   to  0.90%    15.18%    to   14.67%
2009         4,323  $1.52  to  $1.08    $4,703         1.74%    0.45%   to  0.90%    52.47%(5) to   38.11%
2008         3,352  $0.78  to  $0.78    $2,624         1.17%    0.90%   to  0.90%   (40.87%)   to  (40.87%)
2007         2,597  $1.32  to  $1.32    $3,437         0.93%    0.90%   to  0.90%     5.13%    to    5.13%
---------------------------------------------------------------------------------------------------------------
OPPEN GLOBAL STRATEGIC INC VA, SRV
2011        43,973  $1.36  to  $1.30   $57,862         2.81%    0.45%   to  0.90%     0.20%    to   (0.25%)
2010        46,147  $1.36  to  $1.31   $60,600        14.17%    0.45%   to  0.90%    14.26%    to   13.74%
2009       134,754  $1.19  to  $1.15  $154,953         0.23%    0.45%   to  0.90%    19.74%(5) to   17.35%
2008       117,872  $0.98  to  $0.98  $115,342         3.21%    0.90%   to  0.90%   (15.25%)   to  (15.25%)
2007        33,282  $1.15  to  $1.15   $38,429         1.53%    0.90%   to  0.90%     8.56%    to    8.56%
---------------------------------------------------------------------------------------------------------------
OPPEN MAIN ST SM MID CAP VA, SERV
2011         4,516  $1.83  to  $1.15    $5,507         0.40%    0.45%   to  0.90%    (2.82%)   to   (3.26%)
2010         5,116  $1.88  to  $1.19    $6,285         0.42%    0.45%   to  0.90%    22.50%    to   21.95%
2009         5,750  $1.53  to  $0.98    $5,677         0.56%    0.45%   to  0.90%    52.02%(5) to   35.66%
2008         4,375  $0.72  to  $0.72    $3,155         0.23%    0.90%   to  0.90%   (38.56%)   to  (38.56%)
2007         2,738  $1.17  to  $1.17    $3,214         0.12%    0.90%   to  0.90%    (2.28%)   to   (2.28%)
---------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET, ADVISOR CL
2011        22,417  $1.44  to  $1.19   $28,097         7.70%    0.45%   to  0.90%     1.47%    to    1.01%
2010        19,732  $1.42  to  $1.18   $24,033         5.50%    0.45%   to  0.90%    12.50%    to   11.99%
2009        84,798  $1.26  to  $1.06   $90,030         7.16%    0.45%   to  0.90%    25.97%(5) to   20.34%
2008        79,807  $0.88  to  $0.88   $69,978         7.58%    0.90%   to  0.90%   (16.67%)   to  (16.67%)
2007        17,575  $1.05  to  $1.05   $18,492        17.57%    0.90%   to  0.90%     4.96%(4) to    4.96%(4)
---------------------------------------------------------------------------------------------------------------
PUT VT GLOBAL HLTH CARE, CL IB
2011         2,876  $1.27  to  $1.23    $3,558         3.35%    0.45%   to  0.90%    (1.62%)   to   (2.06%)
2010         2,757  $1.29  to  $1.26    $3,473         1.93%    0.45%   to  0.90%     2.01%    to    1.55%
2009         2,891  $1.26  to  $1.24    $3,583        11.39%    0.45%   to  0.90%    26.74%(5) to   24.87%
2008         2,745  $0.99  to  $0.99    $2,723            --    0.90%   to  0.90%   (17.81%)   to  (17.81%)
2007         2,265  $1.21  to  $1.21    $2,735         0.79%    0.90%   to  0.90%    (1.50%)   to   (1.50%)
---------------------------------------------------------------------------------------------------------------
PUT VT HI YIELD, CL IB
2011         5,522  $1.65  to  $1.77    $9,475         7.89%    0.45%   to  0.90%     1.30%    to    0.84%
2010         6,266  $1.63  to  $1.76   $10,797         7.55%    0.45%   to  0.90%    13.53%    to   13.02%
2009         7,314  $1.43  to  $1.56   $11,301        10.52%    0.45%   to  0.90%    43.77%(5) to   48.84%
2008         8,945  $1.05  to  $1.05    $9,357        10.35%    0.90%   to  0.90%   (26.73%)   to  (26.73%)
2007        14,449  $1.43  to  $1.43   $20,630         7.40%    0.90%   to  0.90%     1.87%    to    1.87%
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT  67

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
PUT VT INTL EQ, CL IB
2011         1,936  $1.28  to  $1.11    $2,154         3.31%    0.45%   to  0.90%   (17.31%)   to  (17.68%)
2010         2,005  $1.55  to  $1.35    $2,706         3.59%    0.45%   to  0.90%     9.53%    to    9.04%
2009         2,172  $1.42  to  $1.24    $2,685            --    0.45%   to  0.90%    42.55%(5) to   23.52%
2008         2,361  $1.00  to  $1.00    $2,361         2.33%    0.90%   to  0.90%   (44.45%)   to  (44.45%)
2007         3,246  $1.80  to  $1.80    $5,845         2.67%    0.90%   to  0.90%     7.39%    to    7.39%
---------------------------------------------------------------------------------------------------------------
PUT VT MULTI-CAP GRO, CL IA
2011        53,820  $1.56  to  $1.38   $77,906         0.40%    0.45%   to  0.90%    (5.30%)   to   (5.73%)
2010        61,833  $1.65  to  $1.47   $93,918         0.59%    0.45%   to  0.90%    19.33%    to   18.80%
2009        73,635  $1.38  to  $1.24   $92,082         0.69%    0.45%   to  0.90%    37.02%(5) to   31.30%
2008        88,750  $0.94  to  $0.94   $83,567         0.32%    0.90%   to  0.90%   (39.17%)   to  (39.17%)
2007       112,780  $1.55  to  $1.55  $174,572         0.16%    0.90%   to  0.90%     5.06%    to    5.06%
---------------------------------------------------------------------------------------------------------------
PUT VT MULTI-CAP GRO, CL IB
2011         5,328  $1.07  to  $1.06    $5,687         0.26%    0.45%   to  0.90%    (5.51%)   to   (5.93%)
2010         6,077  $1.13  to  $1.13    $6,872            --    0.45%   to  0.90%    13.18%(8) to   13.04%(8)
2009            --     --         --        --            --       --          --        --             --
2008            --     --         --        --            --       --          --        --             --
2007            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP, INVEST CL
2011        23,540  $1.92  to  $2.87   $55,900         2.25%    0.45%   to  0.90%   (12.49%)   to  (12.89%)
2010        25,122  $2.20  to  $3.29   $74,488         1.84%    0.45%   to  0.90%    29.38%    to   28.80%
2009        27,157  $1.70  to  $2.56   $67,146            --    0.45%   to  0.90%    69.16%(5) to   56.63%
2008        31,756  $1.63  to  $1.63   $51,844         2.37%    0.90%   to  0.90%   (43.78%)   to  (43.78%)
2007        41,807  $2.90  to  $2.90  $121,404         1.41%    0.90%   to  0.90%     3.04%    to    3.04%
---------------------------------------------------------------------------------------------------------------
THIRD AVE VAL
2011        22,778  $1.41  to  $1.84   $36,904         1.73%    0.45%   to  0.90%   (21.66%)   to  (22.01%)
2010        25,505  $1.79  to  $2.36   $56,514         3.86%    0.45%   to  0.90%    13.55%    to   13.04%
2009        29,475  $1.58  to  $2.09   $60,287            --    0.45%   to  0.90%    55.77%(5) to   44.05%
2008        35,765  $1.45  to  $1.45   $51,851         0.79%    0.90%   to  0.90%   (44.16%)   to  (44.16%)
2007        51,180  $2.60  to  $2.60  $132,886         2.16%    0.90%   to  0.90%    (5.66%)   to   (5.66%)
---------------------------------------------------------------------------------------------------------------
VP AGGR, CL 2
2011        52,490  $1.09  to  $1.08   $56,645            --    0.45%   to  0.90%    (3.53%)   to   (3.97%)
2010        22,567  $1.13  to  $1.12   $25,328            --    0.45%   to  0.90%    13.71%(7) to   13.37%(7)
2009            --     --         --        --            --       --          --        --             --
2008            --     --         --        --            --       --          --        --             --
2007            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
VP AGGR, CL 4
2011       227,782  $1.09  to  $1.08  $246,147            --    0.45%   to  0.90%    (3.35%)   to   (3.79%)
2010       228,671  $1.13  to  $1.12  $256,613            --    0.45%   to  0.90%    13.71%(7) to   13.37%(7)
2009            --     --         --        --            --       --          --        --             --
2008            --     --         --        --            --       --          --        --             --
2007            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
VP CONSERV, CL 2
2011        15,302  $1.08  to  $1.07   $16,391            --    0.45%   to  0.90%     2.77%    to    2.31%
2010         3,952  $1.05  to  $1.05    $4,132            --    0.45%   to  0.90%     5.63%(7) to    5.32%(7)
2009            --     --         --        --            --       --          --        --             --
2008            --     --         --        --            --       --          --        --             --
2007            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
VP CONSERV, CL 4
2011        43,642  $1.08  to  $1.07   $46,745            --    0.45%   to  0.90%     2.77%    to    2.31%
2010        26,842  $1.05  to  $1.05   $28,076            --    0.45%   to  0.90%     5.63%(7) to    5.32%(7)
2009            --     --         --        --            --       --          --        --             --
2008            --     --         --        --            --       --          --        --             --
2007            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
VP DAVIS NY VENTURE, CL 3
2011         4,095  $1.56  to  $0.81    $3,678            --    0.45%   to  0.90%    (3.93%)   to   (4.37%)
2010         4,416  $1.62  to  $0.85    $4,070            --    0.45%   to  0.90%    11.03%    to   10.52%
2009       159,817  $1.46  to  $0.77  $124,915            --    0.45%   to  0.90%    44.68%(5) to   30.15%
2008        76,989  $0.59  to  $0.59   $45,474         0.02%    0.90%   to  0.90%   (39.13%)   to  (39.13%)
2007        15,004  $0.97  to  $0.97   $14,560         1.21%    0.90%   to  0.90%    (3.23%)(4)to   (3.23%)(4)
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
68  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
VP GS MID CAP VAL, CL 3
2011         1,127  $1.66  to  $1.13    $1,385            --    0.45%   to  0.90%    (6.86%)   to   (7.28%)
2010           863  $1.78  to  $1.22    $1,098            --    0.45%   to  0.90%    21.32%    to   20.77%
2009           559  $1.47  to  $1.01      $572            --    0.45%   to  0.90%    45.45%(5) to   35.40%
2008           492  $0.75  to  $0.75      $368         0.00%    0.90%   to  0.90%   (37.25%)   to  (37.25%)
2007           215  $1.19  to  $1.19      $257         1.11%    0.90%   to  0.90%     5.08%    to    5.08%
---------------------------------------------------------------------------------------------------------------
VP MOD, CL 2
2011       153,549  $1.10  to  $1.09  $167,217            --    0.45%   to  0.90%    (0.17%)   to   (0.63%)
2010        59,979  $1.10  to  $1.09   $65,642            --    0.45%   to  0.90%     9.89%(7) to    9.56%(7)
2009            --     --         --        --            --       --          --        --             --
2008            --     --         --        --            --       --          --        --             --
2007            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
VP MOD, CL 4
2011       586,390  $1.10  to  $1.09  $639,064            --    0.45%   to  0.90%    (0.08%)   to   (0.54%)
2010       590,926  $1.10  to  $1.09  $646,723            --    0.45%   to  0.90%     9.89%(7) to    9.56%(7)
2009            --     --         --        --            --       --          --        --             --
2008            --     --         --        --            --       --          --        --             --
2007            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
VP MOD AGGR, CL 2
2011       159,796  $1.09  to  $1.09  $173,838            --    0.45%   to  0.90%    (1.87%)   to   (2.32%)
2010        62,032  $1.12  to  $1.11   $68,999            --    0.45%   to  0.90%    11.69%(7) to   11.35%(7)
2009            --     --         --        --            --       --          --        --             --
2008            --     --         --        --            --       --          --        --             --
2007            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
VP MOD AGGR, CL 4
2011       847,281  $1.10  to  $1.09  $923,094            --    0.45%   to  0.90%    (1.78%)   to   (2.22%)
2010       859,921  $1.12  to  $1.11  $957,297            --    0.45%   to  0.90%    11.79%(7) to   11.45%(7)
2009            --     --         --        --            --       --          --        --             --
2008            --     --         --        --            --       --          --        --             --
2007            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
VP MOD CONSERV, CL 2
2011        41,194  $1.09  to  $1.08   $44,571            --    0.45%   to  0.90%     1.41%    to    0.94%
2010        13,163  $1.07  to  $1.07   $14,090            --    0.45%   to  0.90%     7.50%(7) to    7.17%(7)
2009            --     --         --        --            --       --          --        --             --
2008            --     --         --        --            --       --          --        --             --
2007            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
VP MOD CONSERV, CL 4
2011       111,222  $1.09  to  $1.08  $120,576            --    0.45%   to  0.90%     1.50%    to    1.03%
2010       101,588  $1.07  to  $1.07  $108,871            --    0.45%   to  0.90%     7.60%(7) to    7.27%(7)
2009            --     --         --        --            --       --          --        --             --
2008            --     --         --        --            --       --          --        --             --
2007            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
VP PTNRS SM CAP VAL, CL 3
2011         9,036  $1.76  to  $1.66   $15,032            --    0.45%   to  0.90%    (4.88%)   to   (5.32%)
2010         9,554  $1.85  to  $1.75   $16,761            --    0.45%   to  0.90%    23.87%    to   23.31%
2009        63,459  $1.49  to  $1.42   $90,170            --    0.45%   to  0.90%    48.03%(5) to   35.33%
2008        53,130  $1.05  to  $1.05   $55,702         0.07%    0.90%   to  0.90%   (32.19%)   to  (32.19%)
2007        20,614  $1.55  to  $1.55   $31,870         0.90%    0.90%   to  0.90%    (5.75%)   to   (5.75%)
---------------------------------------------------------------------------------------------------------------
WANGER INTL
2011        52,283  $1.71  to  $1.49   $80,510         4.78%    0.45%   to  0.90%   (15.00%)   to  (15.39%)
2010        59,589  $2.01  to  $1.76  $106,871         2.17%    0.45%   to  0.90%    24.36%    to   23.80%
2009        94,689  $1.61  to  $1.42  $135,404         3.80%    0.45%   to  0.90%    62.34%(5) to   48.44%
2008       113,596  $0.96  to  $0.96  $108,909         0.97%    0.90%   to  0.90%   (46.09%)   to  (46.09%)
2007       110,580  $1.78  to  $1.78  $196,656         0.82%    0.90%   to  0.90%    15.26%    to   15.26%
---------------------------------------------------------------------------------------------------------------
WANGER USA
2011        43,104  $1.79  to  $1.94   $82,257            --    0.45%   to  0.90%    (3.92%)   to   (4.36%)
2010        48,140  $1.87  to  $2.03   $96,783            --    0.45%   to  0.90%    22.80%    to   22.25%
2009        71,519  $1.52  to  $1.66  $118,385            --    0.45%   to  0.90%    51.36%(5) to   40.95%
2008        73,536  $1.18  to  $1.18   $86,627            --    0.90%   to  0.90%   (40.23%)   to  (40.23%)
2007        80,677  $1.97  to  $1.97  $158,998            --    0.90%   to  0.90%     4.44%    to    4.44%
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT  69

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
WF ADV VT INTL EQ, CL 2
2011        17,393  $1.30  to  $1.29   $22,492         0.11%    0.45%   to  0.90%   (13.30%)   to  (13.69%)
2010        20,666  $1.50  to  $1.49   $30,862         0.74%    0.45%   to  0.90%    15.98%    to   15.46%
2009        24,622  $1.30  to  $1.29   $31,780         3.91%    0.45%   to  0.90%    30.30%(6) to   29.79%(6)
2008            --     --         --        --            --       --          --        --             --
2007            --     --         --        --            --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
WF ADV VT OPP, CL 2
2011        10,887  $1.81  to  $1.51   $17,056         0.06%    0.45%   to  0.90%    (5.94%)   to   (6.36%)
2010         2,198  $1.93  to  $1.61    $3,567         0.75%    0.45%   to  0.90%    23.20%    to   22.65%
2009         2,163  $1.56  to  $1.32    $2,849            --    0.45%   to  0.90%    55.37%(5) to   46.41%
2008         2,051  $0.90  to  $0.90    $1,844         1.92%    0.90%   to  0.90%   (40.64%)   to  (40.64%)
2007         2,303  $1.51  to  $1.51    $3,487         0.62%    0.90%   to  0.90%     5.67%    to    5.67%
---------------------------------------------------------------------------------------------------------------
WF ADV VT SM CAP GRO, CL 2
2011         5,886  $2.05  to  $1.75   $10,511            --    0.45%   to  0.90%    (5.02%)   to   (5.45%)
2010         6,959  $2.16  to  $1.85   $13,036            --    0.45%   to  0.90%    26.20%    to   25.64%
2009         6,818  $1.71  to  $1.47   $10,069            --    0.45%   to  0.90%    70.90%(5) to   51.27%
2008         5,442  $0.97  to  $0.97    $5,287            --    0.90%   to  0.90%   (41.95%)   to  (41.95%)
2007         4,798  $1.67  to  $1.67    $8,030            --    0.90%   to  0.90%    12.79%    to   12.79%
---------------------------------------------------------------------------------------------------------------



(1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.
(2) These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.
(4) New subaccount operations commenced on June 11, 2007.
(5) New subaccount operations commenced on Jan. 23, 2009.
(6) New subaccount operations commenced on Feb. 13, 2009.
(7) New subaccount operations commenced on May 7, 2010.
(8) New subaccount operations commenced on Sept. 24, 2010.
(9) New subaccount operations commenced on April 29, 2011.


--------------------------------------------------------------------------------
70  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE - 2011 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
RIVERSOURCE LIFE INSURANCE COMPANY:

We have audited the accompanying consolidated balance sheet of RiverSource Life Insurance Company and its subsidiaries (the "Company") as of December 31, 2011 and the related consolidated statements of income, shareholder's equity, and cash flows for the year ended December 31, 2011. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Company at December 31, 2011, and the results of its operations and its cash flows for the year ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America.

                                             /s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

February 24, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheet of RiverSource Life Insurance Company, (a wholly owned subsidiary of Ameriprise Financial, Inc.) (the Company) as of December 31, 2010, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the two years in the period ended December 31, 2010. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of RiverSource Life Insurance Company at December 31, 2010, and the consolidated results of its operations and its cash flows for each of the two years in the period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 3 to the consolidated financial statements, in 2009 the Company adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments.

                                             /s/ Ernst & Young LLP

Minneapolis, Minnesota

February 23, 2011

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE AMOUNTS)


DECEMBER 31,                                                               2011          2010

ASSETS
Investments:
Available-for-Sale:
  Fixed maturities, at fair value (amortized cost: 2011, $24,398;
  2010, $24,818)                                                         $ 26,577      $ 26,442
  Common stocks, at fair value (cost: 2011, $1; 2010, $1)                       2             2
Commercial mortgage loans, at cost (less allowance for loan losses:
2011, $32; 2010, $36)                                                       2,473         2,470
Policy loans                                                                  739           729
Other investments                                                             730           496
-------------------------------------------------------------------------------------------------
    Total investments                                                      30,521        30,139
Cash and cash equivalents                                                     828            76
Restricted cash                                                                26            66
Reinsurance recoverables                                                    1,953         1,829
Other receivables                                                             162           166
Accrued investment income                                                     307           309
Deferred acquisition costs                                                  4,367         4,578
Deferred sales inducement costs                                               464           545
Other assets                                                                3,578         1,123
Separate account assets                                                    63,174        63,795
-------------------------------------------------------------------------------------------------
Total assets                                                             $105,380      $102,626
=================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                   $ 31,182      $ 29,680
Policy claims and other policyholders' funds                                  121           134
Deferred income taxes, net                                                    620           514
Borrowings under repurchase agreements                                        504           397
Line of credit with Ameriprise Financial, Inc.                                300             3
Other liabilities                                                           3,607         1,555
Separate account liabilities                                               63,174        63,795
-------------------------------------------------------------------------------------------------
Total liabilities                                                          99,508        96,078
-------------------------------------------------------------------------------------------------
Shareholder's equity:
Common stock, $30 par value; 100,000 shares authorized, issued and
outstanding                                                                     3             3
Additional paid-in capital                                                  2,461         2,460
Retained earnings                                                           2,589         3,410
Accumulated other comprehensive income, net of tax                            819           675
-------------------------------------------------------------------------------------------------
Total shareholder's equity                                                  5,872         6,548
-------------------------------------------------------------------------------------------------
Total liabilities and shareholder's equity                               $105,380      $102,626
=================================================================================================



See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                           2011          2010          2009

REVENUES
Premiums                                                          $  493        $  489        $  450
Net investment income                                              1,593         1,629         1,526
Policy and contract charges                                        1,540         1,389         1,156
Other revenues                                                       303           272           233
Net realized investment gains                                          5            16            59
-------------------------------------------------------------------------------------------------------
    Total revenues                                                 3,934         3,795         3,424
-------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                     950         1,203           841
Interest credited to fixed accounts                                  853           909           903
Amortization of deferred acquisition costs                           539            53           145
Other insurance and operating expenses                               645           582           550
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                    2,987         2,747         2,439
-------------------------------------------------------------------------------------------------------
Pretax income                                                        947         1,048           985
Income tax provision                                                 168           252           245
-------------------------------------------------------------------------------------------------------
Net income                                                        $  779        $  796        $  740
=======================================================================================================

Supplemental Disclosures:
Net realized investment gains:
  Net realized investment gains before impairment losses on
  securities                                                      $   29        $   44        $  121
-------------------------------------------------------------------------------------------------------
  Total other-than-temporary impairment losses on securities         (47)          (22)          (53)
  Portion of gain (loss) recognized in other comprehensive
  income                                                              23            (6)           (9)
-------------------------------------------------------------------------------------------------------
  Net impairment losses recognized in net realized investment
  gains                                                              (24)          (28)          (62)
-------------------------------------------------------------------------------------------------------
Net realized investment gains                                     $    5        $   16        $   59
=======================================================================================================



See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                           2011          2010          2009

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                        $   779       $   796      $    740
Adjustments to reconcile net income to net cash provided by
(used in) operating activities:
  Depreciation, amortization and accretion, net                       (73)          (79)          (68)
  Deferred income tax expense (benefit)                                28           416           (81)
  Contractholder and policyholder charges, non-cash                  (264)         (259)         (259)
  Net realized investment gains                                       (26)          (46)         (135)
  Other-than-temporary impairments and provision for loan
  losses recognized in net realized investment gains                   21            29            76
Change in operating assets and liabilities:
  Deferred acquisition costs                                          120          (406)         (412)
  Deferred sales inducement costs                                      72           (38)          (73)
  Equity method investments                                            33            29           136
  Future policy benefits for traditional life, disability
  income and long term care insurance                                 253           302           282
  Policy claims and other policyholders' funds                        (13)           11           (49)
  Reinsurance recoverables                                           (127)         (143)          (96)
  Other receivables                                                    25           (53)           (5)
  Accrued investment income                                             2            (6)          (64)
  Derivatives collateral, net                                         649            55        (1,928)
  Other assets and liabilities, net                                   189           271           684
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) operating activities                 1,668           879        (1,252)
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                                 664         1,268         5,215
  Maturities, sinking fund payments and calls                       3,200         3,719         3,486
  Purchases                                                        (4,084)       (4,970)      (13,696)
Proceeds from sales, maturities and repayments of commercial
mortgage loans                                                        202           207           279
Funding of commercial mortgage loans                                 (207)         (154)         (104)
Proceeds from sales of other investments                              114            95            43
Purchase of other investments                                        (296)          (86)          (11)
Purchase of land, buildings, equipment and software                    (6)          (15)          (14)
Change in policy loans, net                                           (10)          (14)            7
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) investing activities                  (423)           50        (4,795)
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder and contractholder account values:
  Considerations received                                           1,378         1,593         4,863
  Net transfers from (to) separate accounts                            39        (1,337)          195
  Surrenders and other benefits                                    (1,311)       (1,338)       (1,923)
Change in borrowings under repurchase agreements, net                 107           397            --
Proceeds from line of credit with Ameriprise Financial, Inc.          415            13           500
Payments on line of credit with Ameriprise Financial, Inc.           (118)         (310)           --
Deferred premium options, net                                        (254)         (182)          (82)
Tax adjustment on share-based incentive compensation plan               1            --            (2)
Cash dividend to Ameriprise Financial, Inc.                          (750)         (500)           --
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) financing activities                  (493)       (1,664)        3,551
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents                  752          (735)       (2,496)
Cash and cash equivalents at beginning of period                       76           811         3,307
-------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of period                        $   828       $    76      $    811
=======================================================================================================

Supplemental Disclosures:
  Income taxes paid, net                                          $   176       $   112      $     72
  Interest paid on borrowings                                           5             3             1
Non-cash investing activity:
  Capital contributions from Ameriprise Financial, Inc.           $    --       $    14      $    331
  Dividend to Ameriprise Financial, Inc.                              850            --            --
  Affordable housing partnership commitments not yet remitted         137           171            --


See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
THREE YEARS ENDED DECEMBER 31, 2011
(IN MILLIONS)


                                                                                        ACCUMULATED
                                                           ADDITIONAL                      OTHER
                                               COMMON        PAID-IN      RETAINED     COMPREHENSIVE
                                               SHARES        CAPITAL      EARNINGS     INCOME (LOSS)       TOTAL
-------------------------------------------------------------------------------------------------------------------
BALANCES AT JANUARY 1, 2009                      $ 3         $2,116        $2,336          $ (716)        $3,739
Change in accounting principles, net of
tax                                               --             --            38             (38)            --
Comprehensive income:
  Net income                                      --             --           740              --            740
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    losses                                        --             --            --           1,109          1,109
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                --             --            --              23             23
    Change in net unrealized derivative
    losses                                        --             --            --               4              4
                                                                                                       ------------
Total comprehensive income                                                                                 1,876
Tax adjustment on share-based incentive
compensation plan                                 --             (2)           --              --             (2)
Non-cash capital contribution from
Ameriprise Financial, Inc.                        --            331            --              --            331
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2009                      3          2,445         3,114             382          5,944
Comprehensive income:
  Net income                                      --             --           796              --            796
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    gains                                         --             --            --             285            285
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                --             --            --               4              4
    Change in net unrealized derivative
    losses                                        --             --            --               4              4
                                                                                                       ------------
Total comprehensive income                                                                                 1,089
Tax adjustment on share-based incentive
compensation plan                                 --              1            --              --              1
Cash dividends to Ameriprise Financial,
Inc.                                              --             --          (500)             --           (500)
Non-cash capital contribution from
Ameriprise Financial, Inc.                        --             14            --              --             14
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2010                      3          2,460         3,410             675          6,548
Comprehensive income:
  Net income                                      --             --           779              --            779
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    gains                                         --             --            --             146            146
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                --             --            --              (6)            (6)
    Change in net unrealized derivative
    losses                                        --             --            --               4              4
                                                                                                       ------------
Total comprehensive income                                                                                   923
Tax adjustment on share-based incentive
compensation plan                                 --              1            --              --              1
Cash dividends to Ameriprise Financial,
Inc.                                              --             --          (750)             --           (750)
Non-cash dividend to Ameriprise Financial,
Inc.                                              --             --          (850)             --           (850)
-------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2011                    $ 3         $2,461        $2,589          $  819         $5,872
===================================================================================================================




See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York ("RiverSource Life of NY"). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial").

- RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

- RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. ("RTA"). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments.

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest (collectively, the "Company"). All intercompany transactions and balances have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP") which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 15. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

The Company's principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. The Company's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. In addition, persons owning an equity indexed annuity ("EIA") may have their interest calculated based on an increase in a broad-based stock market index.

The Company issues both variable and fixed universal life insurance, traditional life insurance and disability income ("DI") insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. In 2011, RiverSource Life began offering indexed universal life ("IUL") insurance. IUL is similar to universal life insurance in that it provides life insurance coverage and cash value that increases as a result of credited interest. Also, like universal life insurance, there is a minimum guaranteed credited rate of interest. Unlike universal life insurance, the rate of credited interest above the minimum guarantee is linked to the S&P 500 Index (subject to a cap). The Company issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under the Company's variable life insurance and variable annuity products described above, the purchaser may choose a fixed account option that is part of the Company's "general account", as well as investment options from a variety of portfolios that include common stocks, bonds, managed assets and/or short-term securities.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION
The Company consolidates entities in which it holds a greater than 50% voting interest, or when certain conditions are met for variable interest entities ("VIEs") and limited partnerships. Entities in which the Company exercises significant influence or holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for under the cost method where the Company owns less than a 20% voting interest and does not exercise significant influence.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity's losses, or the rights to receive the entity's returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities. A VIE is required to be assessed for consolidation under two models:

- If the VIE is a money market fund or is an investment company, or has the financial characteristics of an investment company, and the following is true:

  (i) the entity does not have an explicit or implicit obligation to fund the investment company's losses; and

  (ii) the investment company is not a securitization entity, asset backed financing entity, or an entity formally considered a qualifying special purpose entity,

then, the VIE will be consolidated by the entity that determines it stands to absorb a majority of the VIE's expected losses or to receive a majority of the VIE's expected residual returns. Examples of entities that are likely to be assessed for consolidation under this framework include hedge funds, property funds, private equity funds and venture capital funds.

- If the VIE does not meet the criteria above, the VIE will be consolidated by the entity that determines it has both:

  (i) the power to direct the activities of the VIE that most significantly impact the VIE's economic performance; and

  (ii) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

When determining whether the Company stands to absorb the majority of a VIE's expected losses or receive a majority of a VIE's expected returns, it analyzes the design of the VIE to identify the variable interests it holds. Then the Company quantitatively determines whether its variable interests will absorb a majority of the VIE's variability. If the Company determines it has control over the activities that most significantly impact the economic performance of the VIE and it will absorb a majority of the VIE's expected variability, the Company consolidates the VIE. The calculation of variability is based on an analysis of projected probability-weighted cash flows based on the design of the particular VIE. When determining whether the Company has the power and the obligation to absorb losses or rights to receive benefits from the VIE that could potentially be significant, the Company qualitatively determines if its variable interests meet these criteria. If the Company consolidates a VIE under either scenario, it is referred to as the VIE's primary beneficiary.

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

INVESTMENTS

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of impacts to DAC, deferred sales inducement costs ("DSIC"), certain benefit reserves and income taxes. Gains and losses are recognized in the Consolidated Statements of Income upon disposition of the securities.

Effective January 1, 2009, the Company early adopted an accounting standard that significantly changed the Company's accounting policy regarding the timing and amount of other-than-temporary impairments for Available-for-Sale securities. When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not the Company will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and the Company must recognize an other-than-temporary impairment for the difference between the investment's amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria, and the Company does not expect to recover a security's amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairments related to credit loss is recognized in earnings. The amount of the total other-than-temporary impairments related to other factors is recognized in other comprehensive income (loss), net of impacts to DAC, DSIC, certain benefit reserves and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, if through subsequent evaluation there is a sustained increase in the cash flow expected, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income. Subsequent increases and decreases in the fair value of Available-for-Sale securities

RiverSource Life Insurance Company
--------------------------------------------------------------------------------


are included in other comprehensive income (loss). The Company's Consolidated Statements of Shareholder's Equity present all changes in other comprehensive income (loss) associated with Available-for-Sale debt securities that have been other-than-temporarily impaired on a separate line from fair value changes recorded in other comprehensive income (loss) from all other securities.

The Company provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income (loss). The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income (loss) includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income (loss) excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security's effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company's position in the debtor's overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and other structured investments), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

Other Investments
Other investments primarily consist of interests in affordable housing partnerships, syndicated loans and trading securities. Affordable housing partnerships are accounted for under the equity method. Trading securities are carried at fair value with changes in value recognized within net investment income.

FINANCING RECEIVABLES

Commercial Mortgage Loans and Syndicated Loans
Commercial mortgage loans are reflected at amortized cost less the allowance for loan losses.

Syndicated loans represent the Company's investment in below investment grade loan syndications. Syndicated loans are reflected in other investments at amortized cost less the allowance for loan losses.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans
Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest. When originated, the loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans
Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal or in accordance with the loan agreement unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less selling costs. Foreclosed property is recorded as real estate owned in other investments. Syndicated loans are placed on nonaccrual status when management determines it will not collect all contractual principal and interest on the loan.

Allowance for Loan Losses
Management determines the adequacy of the allowance for loan losses by portfolio based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value ratios and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance required for certain sectors based on management's assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans
The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. The impairment recognized is measured as the excess of the loan's recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan's effective interest rate, (ii) the fair value of collateral or (iii) the loan's observable market price.

Restructured Loans
A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower's ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

RESTRICTED CASH
Total restricted cash at December 31, 2011 and 2010 was $26 million and $66 million, respectively, consisting of cash that has been pledged to counterparties.

REINSURANCE
The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care ("LTC") and DI ceded on a coinsurance basis, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset and amortized over the term of the reinsurance contract, in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC asset valuation for the same contracts. Changes in the net cost of

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders' funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity business from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 8 for additional information on reinsurance.

LAND, BUILDINGS, EQUIPMENT AND SOFTWARE
Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company generally uses the straight-line method of depreciation and amortization over periods ranging from three to 30 years. During 2009, the Company received a non-cash capital contribution of $131 million comprised of two buildings and the related land from Ameriprise Financial.

At December 31, 2011 and 2010, land, buildings, equipment and software were $182 million and $191 million, respectively, net of accumulated depreciation of $75 million and $59 million, respectively. Depreciation and amortization expense for the years ended December 31, 2011, 2010 and 2009 was $16 million, $14 million and $8 million, respectively.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company's policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments ("fair value hedges") or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedges").

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. The Company formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in accumulated other comprehensive income (loss) and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

See Note 13 for information regarding the Company's fair value measurement of derivative instruments and Note 16 for the impact of derivatives on the Consolidated Statements of Income.

The equity component of EIA and IUL obligations is considered an embedded derivative. Additionally, certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives. The fair value of these embedded derivatives associated with annuities and IUL is included in future policy benefits. The change in the fair value of the EIA and IUL embedded derivatives is reflected in interest credited to fixed accounts. The changes in the fair value of the GMAB and GMWB embedded derivatives are reflected in benefits, claims, losses and settlement expenses.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Direct sales commissions and other costs deferred as DAC are amortized over time. For annuity and universal life ("UL") contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore, are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Consolidated Statements of Income.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life ("VUL") insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management's assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management's near-term estimate will typically be less than in a period when growth rates fall short of management's near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact the Company's DAC balances.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company's management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DEFERRED SALES INDUCEMENT COSTS
DSIC consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company's Consolidated Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities. The Company receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, EIAs and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, the Company offers contracts with GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit ("GMIB") provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 13 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. Significant assumptions made in projecting future benefits and fees relate to persistency and benefit utilization. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Liabilities for EIAs are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for indexed accounts of IUL products, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

A portion of the Company's fixed and variable universal life contracts have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 9 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company's experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

SOURCES OF REVENUE
The Company's principal sources of revenue include premiums, net investment income and policy and contract charges.

Premiums
Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums on traditional life, DI and LTC insurance are net of reinsurance ceded and are recognized as revenue when due.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans, policy loans, other investments and cash and cash equivalents; the changes in fair value of trading securities and certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges, net of reinsurance premiums and cost of reinsurance for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from the Company's separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when collected.

Net Realized Investment Gains (Losses)
Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis, and charges for investments determined to be other-than-temporarily impaired and related to credit losses.

OTHER INSURANCE AND OPERATING EXPENSES
Other insurance and operating expenses include expenses allocated to the Company from its parent, Ameriprise Financial, for the Company's share of compensation, professional and consultant fees and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of acquisition cost deferrals.

INCOME TAXES
The Company's taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes. Among the Company's deferred taxes is a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes as well as future deductible capital losses realized for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure the Company's ability to realize its deferred tax assets and avoid the establishment of a valuation allowance with respect to such assets. In the opinion of management, it is currently more likely than not that the Company will not realize the full benefit of certain state net operating losses ("NOL") and therefore a valuation allowance of $4 million has been established at December 31, 2011.

3. RECENT ACCOUNTING PRONOUNCEMENTS

ADOPTION OF NEW ACCOUNTING STANDARDS
Receivables
In April 2011, the Financial Accounting Standards Board ("FASB") updated the accounting standards for troubled debt restructurings. The new standard includes indicators that a lender should consider in determining whether a borrower is experiencing financial difficulties and provides clarification for determining whether the lender has granted a concession to the

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

borrower. The standard sets the effective dates for troubled debt restructuring disclosures required by recent guidance on credit quality disclosures. The standard is effective for interim and annual periods beginning on or after June 15, 2011, and is to be applied retrospectively to modifications occurring on or after the beginning of the annual period of adoption. For purposes of measuring impairments of receivables that are considered impaired as a result of applying the new guidance, the standard should be applied prospectively for the interim or annual period beginning on or after June 15, 2011. The Company adopted the standard in the third quarter of 2011. The adoption did not have any effect on the Company's consolidated financial condition and results of operations. See
Note 6 for the required disclosures.

Fair Value
In January 2010, the FASB updated the accounting standards related to disclosures on fair value measurements. The standard expands the current disclosure requirements to include additional detail about significant transfers between Levels 1 and 2 within the fair value hierarchy and presents activity in the rollforward of Level 3 activity on a gross basis. The standard also clarifies existing disclosure requirements related to the level of disaggregation to be used for assets and liabilities as well as disclosures on the inputs and valuation techniques used to measure fair value. The standard is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure requirements related to the Level 3 rollforward, which are effective for interim and annual periods beginning after December 15, 2010. The Company adopted the standard in the first quarter of 2010, except for the additional disclosures related to the Level 3 rollforward, which the Company adopted in the first quarter of 2011. The adoption did not impact the Company's consolidated financial condition and results of operations. See Note 13 for the required disclosures.

Consolidation of Variable Interest Entities
In June 2009, the FASB updated the accounting standards related to the consolidation of VIEs. The standard amends the guidance on the determination of the primary beneficiary of a VIE from a quantitative model to a qualitative model and requires additional disclosures about an enterprise's involvement in VIEs. Under the new qualitative model, the primary beneficiary must have both the power to direct the activities of the VIE and the obligation to absorb losses or the right to receive gains that could be potentially significant to the VIE. In February 2010, the FASB amended this guidance to defer application of the consolidation requirements for certain investment funds. The standards are effective for interim and annual reporting periods beginning after November 15, 2009. The Company adopted the standard effective January 1, 2010 which did not impact its consolidated financial condition and results of operations.

Recognition and Presentation of Other-Than-Temporary Impairments ("OTTI")
In April 2009, the FASB updated the accounting standards for the recognition and presentation of other-than-temporary impairments. The standard amends existing guidance on other-than-temporary impairments for debt securities and requires that the credit portion of other-than-temporary impairments be recorded in earnings and the noncredit portion of losses be recorded in other comprehensive income when the entity does not intend to sell the security and it is more likely than not that the entity will not be required to sell the security prior to recovery of its cost basis. The standard requires separate presentation of both the credit and noncredit portions of other-than-temporary impairments on the financial statements and additional disclosures. This standard is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. At the date of adoption, the portion of previously recognized other-than-temporary impairments that represent the noncredit related loss component shall be recognized as a cumulative effect of adoption with an adjustment to the opening balance of retained earnings with a corresponding adjustment to accumulated other comprehensive income. The Company adopted the standard in the first quarter of 2009 and recorded a cumulative effect increase to the opening balance of retained earnings of $38 million, net of DAC and DSIC amortization, certain benefit reserves and income taxes, and a corresponding increase to accumulated other comprehensive loss, net of impacts to DAC and DSIC amortization, certain benefit reserves and income taxes. See Note 5 for the Company's required disclosures.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

Balance Sheet
In December 2011, the FASB updated the accounting standards to require new disclosures about offsetting assets and liabilities. The standard requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The standard is effective for interim and annual periods beginning on or after January 1, 2013 on a retrospective basis. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Comprehensive Income
In June 2011, the FASB updated the accounting standards related to the presentation of comprehensive income. The standard requires entities to present all nonowner changes in stockholders' equity either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The standard is effective for interim and annual periods beginning after December 15, 2011. The standard is to be applied retrospectively. The adoption of the standard will not impact the Company's consolidated financial condition and results of operations.

Fair Value
In May 2011, the FASB updated the accounting standards related to fair value measurement and disclosure requirements. The standard requires entities, for assets and liabilities measured at fair value in the statement of financial position which are Level 3 fair value measurements, to disclose quantitative information about unobservable inputs and assumptions used in the measurements, a description of the valuation processes in place, and a qualitative discussion about the sensitivity of the measurements to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. In addition, the standard requires disclosure of fair value by level within the fair value hierarchy for each class of assets and liabilities not measured at fair value in the statement of financial position but for which the fair value is disclosed. The standard is effective for interim and annual periods beginning on or after December 15, 2011. The adoption of the standard is not expected to have a material impact on the Company's consolidated financial condition and results of operations.

Transfers and Servicing: Reconsideration of Effective Control for Repurchase Agreements
In April 2011, the FASB updated the accounting standards related to accounting for repurchase agreements and other similar agreements. The standard modifies the criteria for determining when these transactions would be accounted for as secured borrowings as opposed to sales. The standard is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. The adoption of the standard is not expected to have a material impact on the Company's consolidated financial condition and results of operations.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts In October 2010, the FASB updated the accounting standards for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts would be capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees' salaries and benefits directly related to time spent performing specified acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and sales force contract selling) for a contract that has actually been acquired, (iii) other costs related to the specified acquisition activities that would not have been incurred had the acquisition contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other costs are to be expensed as incurred. The Company retrospectively adopted the standard on January 1, 2012. The cumulative effect of the adoption reduced retained earnings by $1.4 billion after-tax at January 1, 2012.

4. VARIABLE INTEREST ENTITIES

RTA, a subsidiary of RiverSource Life Insurance Company, has variable interests in affordable housing partnerships for which it is not the primary beneficiary and, therefore, does not consolidate.

RTA's maximum exposure to loss as a result of its investments in the affordable housing partnerships is limited to the carrying values of these investments. The carrying values are reflected in other investments and were $384 million and $244 million as of December 31, 2011 and 2010, respectively. RTA has no obligation to provide financial or other support to the affordable housing partnerships in addition to liabilities already recorded for future funding commitments nor has it provided any additional support to the affordable housing partnerships. The Company had liabilities of $267 million and $188 million recorded in other liabilities as of December 31, 2011 and 2010, respectively, related to the future funding commitments for affordable housing partnerships.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

5. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

                                                                          DECEMBER 31, 2011
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR        NONCREDIT
DESCRIPTION OF SECURITIES (IN MILLIONS)             COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                          $14,770       $1,726         $ (78)       $16,418        $ --
Residential mortgage backed securities               4,193          242          (126)         4,309         (41)
Commercial mortgage backed securities                3,355          276            --          3,631          --
State and municipal obligations                      1,012          131           (47)         1,096          --
Asset backed securities                                883           43           (18)           908          --
Foreign government bonds and obligations               126           19            (1)           144          --
U.S. government and agencies obligations                49            8            --             57          --
Other structured investments                            10            4            --             14           4
--------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                            24,398        2,449          (270)        26,577         (37)
Common stocks                                            1            1            --              2          --
--------------------------------------------------------------------------------------------------------------------
  Total                                            $24,399       $2,450         $(270)       $26,579        $(37)
====================================================================================================================




                                                                          DECEMBER 31, 2010
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR        NONCREDIT
DESCRIPTION OF SECURITIES (IN MILLIONS)             COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                          $14,792       $1,218         $ (56)       $15,954        $  1
Residential mortgage backed securities               4,364          308          (139)         4,533         (30)
Commercial mortgage backed securities                3,817          282            (4)         4,095          --
Asset backed securities                                883           43           (18)           908          --
State and municipal obligations                        809           18           (57)           770          --
Foreign government bonds and obligations                91           16            --            107          --
U.S. government and agencies obligations                55            7            --             62          --
Other structured investments                             7            6            --             13           6
--------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                            24,818        1,898          (274)        26,442         (23)
Common stocks                                            1            1            --              2          --
--------------------------------------------------------------------------------------------------------------------
  Total                                            $24,819       $1,899         $(274)       $26,444        $(23)
====================================================================================================================



(1) Represents the amount of other-than-temporary impairment losses in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

At December 31, 2011 and 2010, fixed maturity securities comprised approximately 87% and 88%, respectively, of the Company's total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations ("NRSROs"), including Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Services ("S&P") and Fitch Ratings Ltd. ("Fitch"). The Company uses the median of available ratings from Moody's, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody's, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At both December 31, 2011 and 2010, approximately $1.2 billion of securities were internally rated by Columbia Management Investment Advisers, LLC using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

                                                    DECEMBER 31, 2011                         DECEMBER 31, 2010
                                        ----------------------------------------  ----------------------------------------
                                                                     PERCENT OF                                PERCENT OF
RATINGS (IN MILLIONS, EXCEPT              AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
PERCENTAGES)                                COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                        $ 7,276       $ 7,811          30%        $ 8,067       $ 8,647          33%
AA                                           1,161         1,291           5           1,360         1,426           5
A                                            4,148         4,578          17           4,025         4,259          16
BBB                                         10,211        11,446          43           9,831        10,721          41
Below investment grade                       1,602         1,451           5           1,535         1,389           5
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                   $24,398       $26,577         100%        $24,818       $26,442         100%
==========================================================================================================================



At December 31, 2011 and 2010, approximately 33% and 29%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:


                                                                DECEMBER 31, 2011
(IN MILLIONS, EXCEPT    ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES               SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                  70         $1,004         $(37)           9           $257          $ (41)          79
Residential mortgage
  backed securities           30            338           (8)          48            283           (118)          78
Asset backed
  securities                  12            145           (3)          18             96            (15)          30
State and municipal
  obligations                 --             --           --            2             87            (47)           2
Foreign government
  bonds and
  obligations                  5             23           (1)          --             --             --            5
------------------------------------------------------------------------------------------------------------------------
  Total                      117         $1,510         $(49)          77           $723          $(221)         194
========================================================================================================================

                             DECEMBER 31, 2011
(IN MILLIONS, EXCEPT    --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES                  VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities               $1,261         $ (78)
Residential mortgage
  backed securities           621          (126)
Asset backed
  securities                  241           (18)
State and municipal
  obligations                  87           (47)
Foreign government
  bonds and
  obligations                  23            (1)
--------------------------------------------------
  Total                    $2,233         $(270)
==================================================





                                                                DECEMBER 31, 2010
(IN MILLIONS, EXCEPT    ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES               SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 107         $1,785         $(44)          13           $153          $ (12)         120
Residential mortgage
  backed securities           71            310           (7)          45            282           (132)         116
Commercial mortgage
  backed securities           10            238           (4)          --             --             --           10
Asset backed
  securities                  10            186           (6)          15             69            (12)          25
State and municipal
  obligations                 20            256           (9)           2             87            (48)          22
------------------------------------------------------------------------------------------------------------------------
  Total                      218         $2,775         $(70)          75           $591          $(204)         293
========================================================================================================================

                             DECEMBER 31, 2010
(IN MILLIONS, EXCEPT    --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES                  VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities               $1,938         $ (56)
Residential mortgage
  backed securities           592          (139)
Commercial mortgage
  backed securities           238            (4)
Asset backed
  securities                  255           (18)
State and municipal
  obligations                 343           (57)
--------------------------------------------------
  Total                    $3,366         $(274)
==================================================



As part of the Company's ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities are attributable to movement in credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on securities for which a portion of the securities' total other-than-temporary impairments was recognized in other comprehensive income:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Beginning balance                                                  $108          $ 82          $102
Credit losses for which an other-than-temporary impairment
  was not previously recognized                                      13            14             7
Credit losses for which an other-than-temporary impairment
  was previously recognized                                          11            12            31
Reductions for securities sold during the period (realized)         (26)           --           (58)
-------------------------------------------------------------------------------------------------------
Ending balance                                                     $106          $108          $ 82
=======================================================================================================



The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following table presents a rollforward of the net unrealized securities gains (losses) on Available-for-Sale securities included in accumulated other comprehensive income:

                                                                                         ACCUMULATED
                                                                                            OTHER
                                                                                        COMPREHENSI-
                                                                                          VE INCOME
                                                                                         RELATED TO
                                                                 NET                         NET
                                                             UNREALIZED                  UNREALIZED
                                                             SECURITIES                  SECURITIES
                                                                GAINS       DEFERRED        GAINS
(IN MILLIONS)                                                 (LOSSES)     INCOME TAX     (LOSSES)
----------------------------------------------------------------------------------------------------
Balance at January 1, 2009                                     $(1,043)       $ 365        $ (678)
Cumulative effect of accounting change                             (58)          20           (38)(1)
Net unrealized securities gains arising during the
period(3)                                                        2,378         (832)        1,546
Reclassification of gains included in net income                   (73)          26           (47)
Impact on DAC, DSIC, benefit reserves and reinsurance
recoverables                                                      (566)         199          (367)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2009                                       638         (222)          416(2)
Net unrealized securities gains arising during the
period(3)                                                          794         (278)          516
Reclassification of gains included in net income                   (20)           7           (13)
Impact on DAC, DSIC, benefit reserves and reinsurance
recoverables                                                      (328)         114          (214)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2010                                     1,084         (379)          705(2)
Net unrealized securities gains arising during the
period(3)                                                          560         (196)          364
Reclassification of gains included in net income                    (5)           2            (3)
Impact on DAC, DSIC, benefit reserves and reinsurance
recoverables                                                      (340)         119          (221)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2011                                   $ 1,299        $(454)       $  845(2)
====================================================================================================



(1) Amount represents the cumulative effect of adopting a new accounting standard on January 1, 2009. See Note 3 for additional information on the adoption impact.
(2) Includes $(18) million, $(12) million and $(16) million of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2011, 2010 and 2009, respectively.
(3) Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income during the period.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Gross realized investment gains                                    $ 48          $ 51          $185
Gross realized investment losses                                    (20)           (4)          (50)
Other-than-temporary impairments                                    (24)          (28)          (62)


Other-than-temporary impairments for the year ended December 31, 2011 primarily related to credit losses on non-agency residential mortgage backed securities. Other-than-temporary impairments for the year ended December 31, 2010 primarily related to credit losses on non-agency residential mortgage backed securities as well as corporate debt securities in the gaming industry. Other-than-temporary impairments for the year ended December 31, 2009 related to credit losses on non-agency residential mortgage backed securities and corporate debt securities in the gaming industry and banking and finance industries.

Available-for-Sale securities by contractual maturity at December 31, 2011 were as follows:

                                                                         AMORTIZED
(IN MILLIONS)                                                              COST       FAIR VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                       $   911       $   927
Due after one year through five years                                       4,976         5,204
Due after five years through 10 years                                       6,377         7,093
Due after 10 years                                                          3,693         4,491
-------------------------------------------------------------------------------------------------
                                                                           15,957        17,715
-------------------------------------------------------------------------------------------------
Residential mortgage backed securities                                      4,193         4,309
Commercial mortgage backed securities                                       3,355         3,631
Asset backed securities                                                       883           908
Other structured investments                                                   10            14
Common stocks                                                                   1             2
-------------------------------------------------------------------------------------------------
  Total                                                                   $24,399       $26,579
=================================================================================================



Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and other structured investments are not due at a single maturity date. As such, these securities, as well as common stocks, were not included in the maturities distribution.

At both December 31, 2011 and 2010, bonds carried at $7 million were on deposit with various states as required by law.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Sources of Investment Income and Net Realized Investment Gains (Losses) Net investment income is summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                        $1,469        $1,482        $1,371
Income on commercial mortgage loans                                  149           152           160
Other investments                                                     18            40            35
-------------------------------------------------------------------------------------------------------
                                                                   1,636         1,674         1,566
Less: investment expenses                                             43            45            40
-------------------------------------------------------------------------------------------------------
  Total                                                           $1,593        $1,629        $1,526
=======================================================================================================



Net realized investment gains (losses) are summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                    $ 4           $19          $ 73
Commercial mortgage loans                                             2            (6)          (13)
Other investments                                                    (1)            3            (1)
-------------------------------------------------------------------------------------------------------
  Total                                                             $ 5           $16          $ 59
=======================================================================================================



6. FINANCING RECEIVABLES

The Company's financing receivables include commercial mortgage loans, syndicated loans and policy loans. Syndicated loans are reflected in other investments. Policy loans do not exceed the cash value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

ALLOWANCE FOR LOAN LOSSES

The following table presents a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method and type of loan:

                                                    DECEMBER 31, 2011                         DECEMBER 31, 2010
                                        ----------------------------------------------------------------------------------
                                         COMMERCIAL                                COMMERCIAL
                                          MORTGAGE     SYNDICATED                   MORTGAGE     SYNDICATED
(IN MILLIONS)                               LOANS         LOANS         TOTAL         LOANS         LOANS         TOTAL
--------------------------------------------------------------------------------------------------------------------------
Beginning balance                            $36           $ 5           $41           $30           $12           $42
  Charge-offs                                 (3)           --            (3)           (1)           (2)           (3)
  Provisions                                  (1)           --            (1)            7            (5)            2
--------------------------------------------------------------------------------------------------------------------------
Ending balance                               $32           $ 5           $37           $36           $ 5           $41
==========================================================================================================================
Individually evaluated for impairment        $ 9           $--           $ 9           $ 8           $--           $ 8
Collectively evaluated for impairment         23             5            28            28             5            33


The recorded investment in financing receivables by impairment method and type of loan was as follows:

                                                    DECEMBER 31, 2011                         DECEMBER 31, 2010
                                        ----------------------------------------------------------------------------------
                                         COMMERCIAL                                COMMERCIAL
                                          MORTGAGE     SYNDICATED                   MORTGAGE     SYNDICATED
(IN MILLIONS)                               LOANS         LOANS         TOTAL         LOANS         LOANS         TOTAL
--------------------------------------------------------------------------------------------------------------------------
Individually evaluated for impairment      $   64         $  1         $   65        $   75         $  3         $   78
Collectively evaluated for impairment       2,441          301          2,742         2,431          202          2,633
--------------------------------------------------------------------------------------------------------------------------
Total                                      $2,505         $302         $2,807        $2,506         $205         $2,711
==========================================================================================================================



As of December 31, 2011 and 2010, the Company's recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $4 million and $20 million, respectively.

During the year ended December 31, 2011, the Company purchased $194 million and sold $2 million of syndicated loans. During the year ended December 31, 2010, the Company purchased $59 million and sold $2 million of syndicated loans.

The Company has not acquired any loans with deteriorated credit quality as of the acquisition date.

CREDIT QUALITY INFORMATION

Nonperforming loans, which are generally loans 90 days or more past due, were $12 million and $8 million as of December 31, 2011 and 2010, respectively. All other loans were considered to be performing.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Commercial Mortgage Loans
The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 3% of total commercial mortgage loans at both December 31, 2011 and 2010. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

                                                  DECEMBER 31, 2011                         DECEMBER 31, 2010
                                      ----------------------------------------------------------------------------------
                                                     PERCENT OF      FUNDING                   PERCENT OF      FUNDING
(IN MILLIONS, EXCEPT PERCENTAGES)         LOANS         LOANS      COMMITMENTS      LOANS         LOANS      COMMITMENTS
------------------------------------------------------------------------------------------------------------------------
South Atlantic                           $  618           25%          $--         $  590           24%          $ 4
Pacific                                     556           22             1            530           21            15
Mountain                                    275           11            11            286           11            --
East North Central                          247           10            --            240           10            --
West North Central                          224            9             1            251           10            --
Middle Atlantic                             217            9            --            212            8            --
West South Central                          173            7             2            183            7            --
New England                                 130            5            --            148            6             2
East South Central                           65            2            --             66            3            --
                                      ----------------------------------------------------------------------------------
                                          2,505          100%          $15          2,506          100%          $21
                                                    ------------  ------------                ------------  ------------
Less: allowance for loan losses              32                                        36
                                      ------------                              ------------
  Total                                  $2,473                                    $2,470
========================================================================================================================



Concentrations of credit risk of commercial mortgage loans by property type were as follows:

                                                  DECEMBER 31, 2011                         DECEMBER 31, 2010
                                      ----------------------------------------------------------------------------------
                                                     PERCENT OF      FUNDING                   PERCENT OF      FUNDING
(IN MILLIONS, EXCEPT PERCENTAGES)         LOANS         LOANS      COMMITMENTS      LOANS         LOANS      COMMITMENTS
------------------------------------------------------------------------------------------------------------------------
Retail                                   $  825           33%          $ 2         $  820           33%          $10
Office                                      669           27             2            717           29            --
Industrial                                  455           18             1            456           18             6
Apartments                                  358           14            --            326           13            --
Hotel                                        51            2            --             57            2            --
Mixed Use                                    42            2            --             43            2            --
Other                                       105            4            10             87            3             5
                                      ----------------------------------------------------------------------------------
                                          2,505          100%          $15          2,506          100%          $21
                                                    ------------  ------------                ------------  ------------
Less: allowance for loan losses              32                                        36
                                      ------------                              ------------
  Total                                  $2,473                                    $2,470
========================================================================================================================



Syndicated Loans
The Company's syndicated loan portfolio is diversified across industries and issuers. The primary credit indicator for syndicated loans is whether the loans are performing in accordance with the contractual terms of the syndication. Total nonperforming syndicated loans at both December 31, 2011 and 2010 were $1 million.

TROUBLED DEBT RESTRUCTURINGS

During the year ended December 31, 2011, the Company restructured 10 loans with a recorded investment of $49 million as of December 31, 2011. The recorded investment in restructured loans primarily consists of commercial mortgage loans. The troubled debt restructurings did not have a material impact to the Company's allowance for loan losses or income recognized for the year ended December 31, 2011. There are no material commitments to lend additional funds to borrowers whose loans have been restructured.

7. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

During the third quarter of 2011, 2010 and 2009, management reviewed and updated the DAC and DSIC valuation assumptions for the Company's products. As part of its third quarter 2010 process, management extended the projection periods used for its annuity products and revised client asset value growth rates assumed for variable annuity and VUL contracts.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The balances of and changes in DAC were as follows:

(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $4,578        $4,285        $4,324
Capitalization of acquisition costs                                  419           459           558
Amortization, excluding the impact of valuation assumptions
review                                                              (488)         (376)         (264)
Amortization, impact of valuation assumptions review                 (51)          323           119
Impact of change in net unrealized securities gains                  (91)         (113)         (452)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $4,367        $4,578        $4,285
=======================================================================================================



The balances of and changes in DSIC were as follows:

(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Balance at January 1                                               $545          $524          $518
Capitalization of sales inducement costs                              9            35            82
Amortization, excluding the impact of valuation assumptions
review                                                              (70)          (49)          (19)
Amortization, impact of valuation assumptions review                (11)           52             9
Impact of change in net unrealized securities gains                  (9)          (17)          (66)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                             $464          $545          $524
=======================================================================================================



As described in Note 3, the Company adopted a new accounting standard on the recognition and presentation of other-than-temporary impairments in the first quarter of 2009. The adoption had no net impact to DAC and DSIC.

8. REINSURANCE

Generally, the Company currently reinsures 90% of the death benefit liability related to almost all individual fixed and variable universal life and term life insurance products. As a result, the Company typically retains and is at risk for, at most, 10% of each policy's death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. The Company began reinsuring risks at this level during 2001 (2002 for RiverSource Life of NY) for term life insurance and 2002 (2003 for RiverSource Life of NY) for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by the Company is $1.5 million on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

For existing LTC policies, the Company retained 50% of the risk and ceded the remaining 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. ("Genworth"). For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states in October 2007 (August 2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2011 and 2010, traditional life and universal life insurance in force aggregated $191.2 billion and $192.0 billion, respectively, of which $136.2 billion and $134.0 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Direct premiums                                                    $ 707         $ 681         $ 659
Reinsurance ceded                                                   (214)         (192)         (209)
-------------------------------------------------------------------------------------------------------
Net premiums                                                       $ 493         $ 489         $ 450
=======================================================================================================



Policy and contract charges are presented on the Consolidated Statements of Income net of $71 million, $67 million and $62 million of reinsurance ceded for the years ended December 31, 2011, 2010 and 2009, respectively.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Reinsurance recovered from reinsurers was $189 million, $166 million and $167 million for the years ended December 31, 2011, 2010 and 2009, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $1.5 billion and $1.4 billion related to LTC risk ceded to Genworth as of December 31, 2011 and 2010, respectively. Included in future policy benefits is $629 million and $657 million related to assumed reinsurance arrangements as of December 31, 2011 and 2010, respectively.

9. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2011          2010
-------------------------------------------------------------------------------------------------
Fixed annuities                                                           $16,401       $16,520
EIA accumulated host values                                                    58           100
EIA embedded derivatives                                                        2             3
Variable annuity fixed sub-accounts                                         4,852         4,868
Variable annuity GMWB                                                       1,377           337
Variable annuity GMAB                                                         237           104
Other variable annuity guarantees                                              14            13
-------------------------------------------------------------------------------------------------
  Total annuities                                                          22,941        21,945
VUL/UL insurance                                                            2,662         2,588
IUL accumulated host values                                                     4            --
IUL embedded derivatives                                                        3            --
VUL/UL insurance additional liabilities                                       220           143
Other life, DI and LTC insurance                                            5,352         5,004
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                             31,182        29,680
Policy claims and other policyholders' funds                                  121           134
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
  policyholders' funds                                                    $31,303       $29,814
=================================================================================================



Separate account liabilities consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2011          2010
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                    $57,556       $57,862
VUL insurance variable sub-accounts                                         5,575         5,887
Other insurance variable sub-accounts                                          43            46
-------------------------------------------------------------------------------------------------
  Total                                                                   $63,174       $63,795
=================================================================================================



Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity payments in fixed rate securities. The Company may hedge the interest rate risks related to fixed annuities with derivative instruments. As of December 31, 2011 and 2010, there were no outstanding derivatives to hedge these risks.

Equity Indexed Annuities
The Index 500 Annuity, the Company's EIA product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the S&P 500 Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. The Company generally invests the proceeds from the annuity deposits in fixed rate securities and hedges the equity risk with derivative instruments. See Note 16 for additional information regarding the Company's derivative instruments. In 2007, the Company discontinued new sales of EIAs.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company's variable annuity guarantees. The Company does not currently

RiverSource Life Insurance Company
--------------------------------------------------------------------------------


hedge its risk under the GMDB, GGU and GMIB provisions. See Note 16 for additional information regarding derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. In 2011, the Company began offering IUL insurance. The Company also offers term and whole life insurance as well as disability products. The Company no longer offers LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company's fixed and variable universal life contracts have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

10. VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company's variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has three primary GMDB provisions:

- Return of premium -- provides purchase payments minus adjusted partial surrenders.

- Reset -- provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision is often provided in combination with the return of premium provision. This provision is no longer offered.

- Ratchet -- provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance.

The Company has GMWB riders in force, which contain one or more of the following provisions:

- Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

- Withdrawals at a specified rate per year for the life of the contractholder ("GMWB for life").

- Withdrawals at a specified rate per year for joint contractholders while either is alive.

- Withdrawals based on performance of the contract.

- Withdrawals based on the age withdrawals begin.

- Once withdrawals begin, the contractholder's funds are moved to one of the three least aggressive asset allocation models (of the five that are available prior to withdrawal).

- Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Certain UL contracts offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

                                                        DECEMBER 31, 2011                            DECEMBER 31, 2010
                                    ---------------------------------------------------------------------------------------
                                                     CONTRACT                      WEIGHTED                      CONTRACT
VARIABLE ANNUITY GUARANTEES BY          TOTAL        VALUE IN          NET          AVERAGE         TOTAL        VALUE IN
BENEFIT TYPE(1)                       CONTRACT       SEPARATE        AMOUNT        ATTAINED       CONTRACT       SEPARATE
(IN MILLIONS, EXCEPT AGE)               VALUE        ACCOUNTS      AT RISK(2)         AGE           VALUE        ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
GMDB:
  Return of premium                    $40,011        $38,275        $  382           63           $37,714        $36,028
  Five/six-year reset                   11,631          9,118           350           63            13,689         11,153
  One-year ratchet                       7,233          6,777           479           64             7,741          7,242
  Five-year ratchet                      1,472          1,418            25           61             1,466          1,414
  Other                                    759            732            93           68               680            649
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMDB                      $61,106        $56,320        $1,329           63           $61,290        $56,486
===========================================================================================================================
GGU DEATH BENEFIT                      $   920        $   868        $   78           63           $   970        $   912
GMIB                                   $   463        $   433        $  106           65           $   597        $   561
GMWB:
  GMWB                                 $ 3,887        $ 3,868        $  236           65           $ 4,341        $ 4,317
  GMWB for life                         23,756         23,625           863           64            20,374         20,259
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMWB                      $27,643        $27,493        $1,099           64           $24,715        $24,576
===========================================================================================================================
GMAB                                   $ 3,516        $ 3,509        $   63           56           $ 3,540        $ 3,523
                                         DECEMBER 31, 2010
                                    ---------------------------
                                                     WEIGHTED
VARIABLE ANNUITY GUARANTEES BY           NET          AVERAGE
BENEFIT TYPE(1)                        AMOUNT        ATTAINED
(IN MILLIONS, EXCEPT AGE)            AT RISK(2)         AGE
---------------------------------------------------------------
GMDB:
  Return of premium                     $173            62
  Five/six-year reset                    312            62
  One-year ratchet                       287            63
  Five-year ratchet                        8            60
  Other                                   61            67
---------------------------------------------------------------
    Total -- GMDB                       $841            62
===============================================================
GGU DEATH BENEFIT                       $ 79            64
GMIB                                    $ 76            64
GMWB:
  GMWB                                  $106            64
  GMWB for life                          129            63
---------------------------------------------------------------
    Total -- GMWB                       $235            63
===============================================================
GMAB                                    $ 22            56


(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2) Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract.

Changes in additional liabilities for variable annuity and insurance guarantees were as follows:

(IN MILLIONS)                                    GMDB & GGU       GMIB          GMWB          GMAB           UL
--------------------------------------------------------------------------------------------------------------------
Balance at January 1, 2009                          $ 55           $12         $ 1,471        $ 367         $  7
Incurred claims                                       12            (5)         (1,267)        (267)           8
Paid claims                                          (61)           (1)             --           --           --
--------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2009                           6             6             204          100           15
Incurred claims                                       17             3             133            4           59
Paid claims                                          (18)           (1)             --           --           (6)
--------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2010                           5             8             337          104           68
Incurred claims                                       10             2           1,040          133           53
Paid claims                                          (10)           (1)             --           --          (10)
--------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2011                        $  5           $ 9         $ 1,377        $ 237         $111
====================================================================================================================



The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2011          2010
-------------------------------------------------------------------------------------------------
Mutual funds:
  Equity                                                                  $30,738       $32,310
  Bond                                                                     23,862        22,319
  Other                                                                     1,969         2,208
-------------------------------------------------------------------------------------------------
Total mutual funds                                                        $56,569       $56,837
=================================================================================================



No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2011, 2010 and 2009.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

11. LINES OF CREDIT

RiverSource Life Insurance Company, as the borrower, had an outstanding balance of $300 million and $3 million as of December 31, 2011 and 2010, respectively, under a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed $800 million at any time. As of December 31, 2011, the interest rate for any borrowing under the agreement was established by reference to LIBOR plus 115 basis points. In January 2012, an amendment to this agreement decreased the interest rate to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty.

The Company has a revolving credit agreement with Ameriprise Financial as the lender aggregating $200 million. The interest rate for any borrowings is established by reference to LIBOR. There were no amounts outstanding on this line of credit at December 31, 2011 and 2010.

In December 2009, RiverSource Life Insurance Company, as the lender, entered into a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company's statutory admitted assets as of the prior year end. As of December 31, 2011, the interest rate for any borrowing was established by reference to LIBOR plus 115 basis points. In January 2012, an amendment to this agreement decreased the interest rate to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2011 and 2010.

12. BORROWINGS UNDER REPURCHASE AGREEMENTS

The Company enters into repurchase agreements in exchange for cash which it accounts for as secured borrowings. The Company has pledged Available-for-Sale securities consisting of agency residential mortgage backed securities and commercial mortgage backed securities to collateralize its obligation under the repurchase agreements. The fair value of the securities pledged is recorded in investments and was $521 million and $412 million at December 31, 2011 and 2010, respectively. The amount of the Company's liability including accrued interest as of December 31, 2011 and 2010 was $504 million and $397 million, respectively. The weighted average annualized interest rate on the repurchase agreements held as of both December 31, 2011 and 2010 was 0.3%.

13. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

VALUATION HIERARCHY
The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

DETERMINATION OF FAIR VALUE
The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company's market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company's income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

ASSETS

Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their net asset value ("NAV") and classified as Level 1. The Company's remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include municipal and corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include corporate bonds, certain non-agency residential mortgage backed securities and asset backed securities. The fair value of corporate bonds and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The fair value of certain asset backed securities and non-agency residential mortgage backed securities is obtained from third-party pricing services who use significant unobservable inputs to estimate the fair value.

Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company's due diligence procedures include assessing the vendor's valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties' nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2011 and 2010. See Note 16 for further information on the credit risk of derivative instruments and related collateral.

LIABILITIES

Future Policy Benefits
The Company values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions (such as, market implied equity volatility and the LIBOR swap curve) and incorporate significant unobservable inputs related to contractholder behavior assumptions (such as withdrawals and lapse rates) and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of the Company's nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits. The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivative liability associated with the provisions of its EIA and IUL products. The inputs to these calculations are primarily market observable and include interest rates, volatilities and equity index levels. As a result, these measurements are classified as Level 2.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Other Liabilities
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company's nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2011 and 2010. See Note 16 for further information on the credit risk of derivative instruments and related collateral.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

                                                                          DECEMBER 31, 2011
                                                       ------------------------------------------------------
(IN MILLIONS)                                             LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
    Fixed maturities:
     Corporate debt securities                             $ --         $15,076       $1,342        $16,418
     Residential mortgage backed securities                  --           4,255           54          4,309
     Commercial mortgage backed securities                   --           3,615           16          3,631
     State and municipal obligations                         --           1,096           --          1,096
     Asset backed securities                                 --             771          137            908
     Foreign government bonds and obligations                --             144           --            144
     U.S. government and agencies obligations                10              47           --             57
     Other structured investments                            --              --           14             14
-------------------------------------------------------------------------------------------------------------
    Total Available-for-Sale securities: Fixed
    maturities                                               10          25,004        1,563         26,577
  Common stocks                                               1               1           --              2
  Trading securities                                         --              25           --             25
  Cash equivalents                                           --             809           --            809
  Other assets:
    Interest rate derivative contracts                       --           1,801           --          1,801
    Equity derivative contracts                             274           1,041           --          1,315
    Credit derivative contracts                              --               1           --              1
    Foreign currency derivative contracts                    --               7           --              7
-------------------------------------------------------------------------------------------------------------
  Total other assets                                        274           2,850           --          3,124
  Separate account assets                                    --          63,174           --         63,174
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                 $285         $91,863       $1,563        $93,711
=============================================================================================================

Liabilities
  Future policy benefits:
    EIA embedded derivatives                               $ --         $     2       $   --        $     2
    IUL embedded derivatives                                 --               3           --              3
    GMWB and GMAB embedded derivatives                       --              --        1,585          1,585
-------------------------------------------------------------------------------------------------------------
  Total future policy benefits                               --               5        1,585          1,590(1)
  Other liabilities:
    Interest rate derivative contracts                       --           1,198           --          1,198
    Equity derivative contracts                             297             734           --          1,031
    Foreign currency derivative contracts                    --              10           --             10
-------------------------------------------------------------------------------------------------------------
  Total other liabilities                                   297           1,942           --          2,239
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                            $297         $ 1,947       $1,585        $ 3,829
=============================================================================================================



(1) The Company's adjustment for nonperformance risk resulted in a $506 million cumulative decrease to the embedded derivative liability.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

                                                                          DECEMBER 31, 2010
                                                       ------------------------------------------------------
(IN MILLIONS)                                             LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
    Fixed maturities:
     Corporate debt securities                              $--         $14,637       $1,317        $15,954
     Residential mortgage backed securities                  --           1,915        2,618          4,533
     Commercial mortgage backed securities                   --           4,065           30          4,095
     Asset backed securities                                 --             681          227            908
     State and municipal obligations                         --             770           --            770
     U.S. government and agencies obligations                11              51           --             62
     Foreign government bonds and obligations                --             107           --            107
     Other structured investments                            --              --           13             13
-------------------------------------------------------------------------------------------------------------
    Total Available-for-Sale securities: Fixed
    maturities                                               11          22,226        4,205         26,442
  Common stocks                                               1               1           --              2
  Trading securities                                         --              26           --             26
  Cash equivalents                                           --              76           --             76
  Other assets:
    Interest rate derivative contracts                       --             366           --            366
    Equity derivative contracts                              32             323           --            355
    Credit derivative contracts                              --               4           --              4
-------------------------------------------------------------------------------------------------------------
  Total other assets                                         32             693           --            725
  Separate account assets                                    --          63,795           --         63,795
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                  $44         $86,817       $4,205        $91,066
=============================================================================================================

Liabilities
  Future policy benefits:
    EIA embedded derivatives                                $--         $     3       $   --        $     3
    GMWB and GMAB embedded derivatives                       --              --          421            421
-------------------------------------------------------------------------------------------------------------
  Total future policy benefits                               --               3          421            424(1)
  Other liabilities:
    Interest rate derivative contracts                       --             379           --            379
    Equity derivative contracts                              18             647           --            665
    Credit derivative contracts                              --               1           --              1
-------------------------------------------------------------------------------------------------------------
  Total other liabilities                                    18           1,027           --          1,045
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                             $18         $ 1,030       $  421        $ 1,469
=============================================================================================================



(1) The Company's adjustment for nonperformance risk resulted in a $197 million cumulative decrease to the embedded derivative liability.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

                                                                                                                       FUTURE
                                                  AVAILABLE-FOR-SALE SECURITIES: FIXED MATURITIES                      POLICY
                                ----------------------------------------------------------------------------------    BENEFITS:
                                               RESIDENTIAL   COMMERCIAL                                               GMWB AND
                                  CORPORATE     MORTGAGE      MORTGAGE        ASSET        OTHER                        GMAB
                                    DEBT         BACKED        BACKED        BACKED      STRUCTURED                   EMBEDDED
(IN MILLIONS)                    SECURITIES    SECURITIES    SECURITIES    SECURITIES    INVESTMENTS      TOTAL      DERIVATIVES
--------------------------------------------------------------------------------------------------------------------------------
Balance, January 1, 2011           $1,317        $ 2,618        $ 30          $227           $13         $ 4,205       $  (421)
  Total gains (losses)
  included in:
    Net income                          7             48          --             3             1              59(1)     (1,007)(2)
    Other comprehensive income         12            (73)         --            (8)           (2)            (71)           --
  Purchases                           178             26          71            --             3             278            --
  Sales                               (50)            (3)         --            --            --             (53)           --
  Issues                               --             --          --            --            --              --          (149)
  Settlements                        (117)          (456)         --           (18)           (1)           (592)           (8)
  Transfers into Level 3                7             --           1            --            --               8            --
  Transfers out of Level 3            (12)        (2,106)        (86)          (67)           --          (2,271)           --
--------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2011         $1,342        $    54        $ 16          $137           $14         $ 1,563       $(1,585)
================================================================================================================================
Changes in unrealized gains
  (losses) relating to assets
  and liabilities held at
  December 31, 2011 included
  in:
       Net investment income       $   --        $    --        $ --          $  1           $--         $     1       $    --
       Net realized investment
          gains (losses)               --            (23)         --            --             1             (22)           --
       Benefits, claims,
          losses and
          settlement expenses          --             --          --            --            --              --        (1,035)


(1) Represents a $26 million loss included in net realized investment gains and an $85 million gain included in net investment income in the Consolidated Statements of Income.

(2) Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

                                                                                                                       FUTURE
                                                  AVAILABLE-FOR-SALE SECURITIES: FIXED MATURITIES                      POLICY
                                ----------------------------------------------------------------------------------    BENEFITS:
                                               RESIDENTIAL   COMMERCIAL                                               GMWB AND
                                 CORPORATE      MORTGAGE      MORTGAGE        ASSET        OTHER                        GMAB
                                    DEBT         BACKED        BACKED        BACKED      STRUCTURED                   EMBEDDED
(IN MILLIONS)                    SECURITIES    SECURITIES    SECURITIES    SECURITIES    INVESTMENTS      TOTAL      DERIVATIVES
--------------------------------------------------------------------------------------------------------------------------------
Balance, January 1, 2010           $1,239        $2,772         $  72         $215           $11         $4,309         $(299)
  Total gains (losses)
  included in:
    Net income                          1            54             1            6             2             64(1)          4(2)
    Other comprehensive income         30           190            10           22            --            252            --
  Purchases, sales, issues and
    settlements, net                   22          (398)           91           (3)           --           (288)         (126)
  Transfers into Level 3               25            --            --           --            --             25            --
  Transfers out of Level 3             --            --          (144)         (13)           --           (157)           --
--------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2010         $1,317        $2,618         $  30         $227           $13         $4,205         $(421)
================================================================================================================================
Changes in unrealized gains
  (losses) relating to assets
  and liabilities held at
  December 31, 2010 included
  in:
       Net investment income       $   --        $   78         $  --         $  5           $--         $   83         $  --
       Net realized investment
          gains (losses)               --           (26)           --           --            --            (26)           --
       Benefits, claims,
          losses and
          settlement expenses          --            --            --           --            --             --           (15)



(1) Represents a $21 million loss included in net realized investment gains (losses) and an $85 million gain included in net investment income in the Consolidated Statements of Income.

(2) Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

The impact to pretax income of the Company's adjustment for nonperformance risk on the fair value of its GMWB and GMAB embedded derivatives was an increase of $168 million and $28 million, net of DAC and DSIC amortization, for the years ended December 31, 2011 and 2010, respectively.

During the year ended December 31, 2011, transfers out of Level 3 to Level 2 included certain non-agency residential mortgage backed securities and sub-prime non-agency residential mortgage backed securities classified as asset backed securities with a fair value of $2.2 billion. The transfers reflect improved pricing transparency of these securities, a continuing trend of increased activity in the non-agency residential mortgage backed security market and increased observability of

RiverSource Life Insurance Company
--------------------------------------------------------------------------------


significant inputs to the valuation methodology. All other securities transferred from Level 3 to Level 2 represent securities with fair values that are now obtained from a third-party pricing service with observable inputs. Securities transferred from Level 2 to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following table provides the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
                                                                  2011                        2010
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN MILLIONS)                                              VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
  Commercial mortgage loans, net                          $ 2,473       $ 2,650       $ 2,470       $ 2,558
  Policy loans                                                739           713           729           805
  Other investments                                           308           311           210           224
  Restricted cash                                              26            26            66            66

FINANCIAL LIABILITIES
  Future policy benefits                                  $15,064       $16,116       $15,328       $15,768
  Separate account liabilities                                345           345           395           395
  Line of credit with Ameriprise Financial                    300           300             3             3
  Borrowings under repurchase agreements                      504           502           397           397
  Other liabilities                                           267           263           188           182


Commercial Mortgage Loans, Net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics, including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company's estimate of the amount recoverable on the loan.

Policy Loans
The fair value of policy loans is determined using discounted cash flows.

Other Investments
Other investments primarily consist of syndicated loans and an investment in Federal Home Loan Bank of Des Moines ("FHLB"). The fair value of syndicated loans is obtained from a third-party pricing service. The carrying value of the investment in FHLB is considered a reasonable estimate of the fair value, as this represents the stated exit price for this investment.

Restricted Cash
Restricted cash is generally set aside for specific business transactions and restrictions are specific to the Company and does not transfer to third-party market participants; therefore, the carrying amount is a reasonable estimate of fair value.

Future Policy Benefits
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company's nonperformance risk specific to these liabilities. The fair value of other liabilities including non-life contingent fixed annuities in payout status, EIA host contracts and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner.

Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contractholders and the Company. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Line of Credit with Ameriprise Financial
The fair value of the line of credit is determined by discounting cash flows with an adjustment for the Company's nonperformance risk specific to this liability.

Borrowings under Repurchase Agreements
The fair value of borrowings under agreements to repurchase is obtained from a third-party pricing service. A nonperformance adjustment is not included as collateral requirements for these borrowings minimize the nonperformance risk.

Other Liabilities
Other liabilities consisted of future funding commitments to affordable housing partnerships. The fair value of the future funding commitments is determined by discounting cash flows.

14. RELATED PARTY TRANSACTIONS

Columbia Management Investment Advisers, LLC is the investment manager for the proprietary mutual funds used as investment options by the Company's variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2011, 2010 and 2009, the Company received $222 million, $136 million and $87 million, respectively, from Columbia Management Investment Advisers, LLC for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $530 million, $527 million and $580 million for 2011, 2010 and 2009, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Dividends paid and received by RiverSource Life Insurance Company were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Cash dividends paid to Ameriprise Financial                        $750          $500           $--
Non-cash dividends paid to Ameriprise Financial                     850            --            --
Cash dividends received from RiverSource Life of NY                  79            28            --
Cash dividends received from RTA                                     53            63            22
Cash dividends received from RiverSource REO 1, LLC                   3            --            --


Notifications to state insurance regulators were made in advance of payments of dividends for amounts in excess of statutorily defined thresholds. See Note 15 for additional information.

During 2011, RiverSource Life Insurance Company made cash contributions to RTA of $111 million for ongoing funding commitments related to affordable housing partnership investments.

During 2010, the Company received a non-cash capital contribution of $14 million comprised of affordable housing partnership investments from Ameriprise Financial.

During 2009, RiverSource Life Insurance Company received a non-cash capital contribution of $131 million comprised of two buildings and the related land from Ameriprise Financial. As part of the transaction, RiverSource Life Insurance Company entered into an agreement to lease the buildings to Ameriprise Financial. In addition, RiverSource Life Insurance Company received a non-cash capital contribution of $200 million consisting of a reduction of the outstanding balance due to Ameriprise Financial under a line of credit. See Note 11 for more information on the Company's lines of credit.

Beginning in 2010, the Company's taxable income was included in the consolidated federal income tax return of Ameriprise Financial. Amounts due from Ameriprise Financial for federal income taxes were $86 million and $31 million at December 31, 2011 and 2010, respectively.

During 2009, the Company sold corporate bonds of $27 million to Ameriprise Financial and recognized a gain of $9 million.

15. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company's primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company's statutory unassigned surplus aggregated $(296) million and $810 million as of December 31, 2011 and 2010, respectively.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year's statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as "extraordinary dividends." Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval.

Statutory net gain from operations and net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
                                                                (unaudited)
Statutory net gain (loss) from operations(1)                      $ (475)       $1,200        $1,793
Statutory net income (loss)(1)                                      (599)        1,112         1,887
Statutory capital and surplus                                      2,681         3,735         3,371


(1) Statutory net gain (loss) from operations and statutory net income (loss) are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

16. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company's products and operations.

The Company currently uses derivatives as economic hedges and accounting hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

                                                    ASSET                                      LIABILITY
DERIVATIVES NOT              BALANCE     ---------------------------      BALANCE     ---------------------------
DESIGNATED                    SHEET      DECEMBER 31,   DECEMBER 31,       SHEET      DECEMBER 31,   DECEMBER 31,
AS HEDGING INSTRUMENTS      LOCATION         2011           2010         LOCATION         2011           2010
-----------------------------------------------------------------------------------------------------------------
                                                (IN MILLIONS)                                (IN MILLIONS)
GMWB AND GMAB
  Interest rate                                                        Other
  contracts               Other assets      $1,801          $366       liabilities       $1,198         $  379
                                                                       Other
  Equity contracts        Other assets       1,314           354       liabilities        1,031            665
                                                                       Other
  Credit contracts        Other assets           1             4       liabilities           --              1
  Foreign currency                                                     Other
  contracts               Other assets           7            --       liabilities           10             --
                                                                       Future
  Embedded                Not                                          policy
  derivatives(1)          applicable            --            --       benefits           1,585            421
                                         ---------------------------                  ---------------------------
    Total GMWB and GMAB                      3,123           724                          3,824          1,466
                                         ---------------------------                  ---------------------------
OTHER DERIVATIVES:
EQUITY
                                                                       Other
  EIA                     Other assets          --             1       liabilities           --             --
                                                                       Future
  EIA embedded            Not                                          policy
  derivatives             applicable            --            --       benefits               2              3
                                                                       Other
  IUL                     Other assets           1            --       liabilities           --             --
                                                                       Future
  IUL embedded            Not                                          policy
  derivatives             applicable            --            --       benefits               3             --
                                         ---------------------------                  ---------------------------
    Total other                                  1             1                              5              3
                                         ---------------------------                  ---------------------------
Total derivatives                           $3,124          $725                         $3,829         $1,469
                                         ===========================                  ===========================



(1) The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

See Note 13 for additional information regarding the Company's fair value measurement of derivative instruments.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Consolidated Statements of Income for the years ended December 31:

                                LOCATION OF
                                GAIN (LOSS)
                                    ON                         AMOUNT OF GAIN (LOSS) ON
                                DERIVATIVES                DERIVATIVES RECOGNIZED IN INCOME
DERIVATIVES NOT DESIGNATED      RECOGNIZED        --------------------------------------------------
AS HEDGING INSTRUMENTS           IN INCOME            2011               2010               2009
----------------------------------------------------------------------------------------------------
                                                                     (IN MILLIONS)
GMWB AND GMAB
                               Benefits,
                               claims,
                               losses and
                               settlement
  Interest rate contracts      expenses              $   709             $  95             $  (435)
                               Benefits,
                               claims,
                               losses and
                               settlement
  Equity contracts             expenses                  326              (370)             (1,245)
                               Benefits,
                               claims,
                               losses and
                               settlement
  Credit contracts             expenses                  (12)              (44)                (65)
                               Benefits,
                               claims,
                               losses and
                               settlement
  Foreign currency contracts   expenses                   (2)               --                  --
                               Benefits,
                               claims,
                               losses and
                               settlement
  Embedded derivatives(1)      expenses               (1,165)             (121)              1,533
----------------------------------------------------------------------------------------------------
    Total GMWB and GMAB                                 (144)             (440)               (212)
----------------------------------------------------------------------------------------------------

OTHER DERIVATIVES:
EQUITY
                               Benefits,
                               claims,
                               losses and
                               settlement
  GMDB                         expenses                   --                (4)                (10)
                               Interest
                               credited to
                               fixed
  EIA                          accounts                   (1)                2                   4
                               Interest
                               credited to
                               fixed
  EIA embedded derivatives     accounts                    1                 7                   7
                               Interest
                               credited to
                               fixed
  IUL                          accounts                    1                --                  --
                               Interest
                               credited to
                               fixed
  IUL embedded derivatives     accounts                   (3)               --                  --
----------------------------------------------------------------------------------------------------
    Total other                                           (2)                5                   1
----------------------------------------------------------------------------------------------------
Total derivatives                                    $  (146)            $(435)            $  (211)
====================================================================================================



(1) The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate and credit risk related to various products and transactions of the Company.

The majority of the Company's annuity contracts contain GMDB provisions, which may result in a death benefit payable that exceeds the contract accumulation value when market values of customers' accounts decline. Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company economically hedges the exposure related to non-life contingent GMWB and GMAB provisions primarily using various futures, options, interest rate swaptions, interest rate swaps, variance swaps and credit default swaps. At December 31, 2011 and 2010, the gross notional amount of derivative contracts for the Company's GMWB and GMAB provisions was $104.7 billion and $55.5 billion, respectively. The Company had previously entered into a limited number of derivative contracts to economically hedge equity exposure related to GMDB provisions on variable annuity contracts written in 2009. As of both December 31, 2011 and 2010, the Company did not have any outstanding hedges on its GMDB provisions. The deferred premium associated with some of the above options is paid or received semi-annually over the life of the option contract.

The following is a summary of the payments the Company is scheduled to make and receive for these options:

                                                                         PREMIUMS      PREMIUMS
(IN MILLIONS)                                                             PAYABLE     RECEIVABLE
-------------------------------------------------------------------------------------------------
2012                                                                       $372           $41
2013                                                                        349            26
2014                                                                        324            24
2015                                                                        296            22
2016                                                                        265            15
2017-2026                                                                   925            34


Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

EIA and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to EIA and IUL products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and futures contracts. The gross notional amount of EIA derivative contracts was $25 million and $89 million at December 31, 2011 and 2010, respectively. The gross notional amount of IUL derivative contracts was $12 million at December 31, 2011.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

EMBEDDED DERIVATIVES
Certain annuities contain GMAB and non-life contingent GMWB provisions, which are considered embedded derivatives. In addition, the equity component of the EIA and IUL product obligations are also considered embedded derivatives. These embedded derivatives are bifurcated from their host contracts and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

CASH FLOW HEDGES
The Company has amounts classified in accumulated other comprehensive income related to gains and losses associated with the effective portion of previously designated cash flow hedges. The Company reclassifies these amounts into income as the forecasted transactions impact earnings. During the years ended December 31, 2011 and 2010, the Company held no derivatives that were designated as cash flow hedges.

At December 31, 2011, the Company expects to reclassify $6 million of deferred loss on derivative instruments from accumulated other comprehensive income to earnings during the next 12 months that will be recorded in net investment income. These were originally losses on derivative instruments related to interest rate swaptions. During the years ended December 31, 2011 and 2010, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2011, 2010 and 2009, amounts recognized in earnings on derivative transactions that were ineffective were not material.

The following is a summary of unrealized derivative losses included in accumulated other comprehensive income related to cash flow hedges:

(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Net unrealized derivative losses at January 1                      $(30)         $(34)         $(38)
Reclassification of realized losses(1)                                6             6             6
Income tax benefit                                                   (2)           (2)           (2)
-------------------------------------------------------------------------------------------------------
Net unrealized derivative losses at December 31                    $(26)         $(30)         $(34)
=======================================================================================================



(1) Loss reclassified from accumulated other comprehensive income to net investment income on the Consolidated Statements of Income.

Currently, the longest period of time over which the Company is hedging exposure to the variability in future cash flows is seven years and relates to interest credited on forecasted fixed premium product sales.

CREDIT RISK
Credit risk associated with the Company's derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. As of December 31, 2011 and 2010, the Company held $635 million and $25 million, respectively, in cash and cash equivalents and recorded a corresponding liability in other liabilities for collateral the Company is obligated to return to counterparties. As of December 31, 2011 and 2010, the Company had accepted additional collateral consisting of various securities with a fair value of $186 million and $23 million, respectively, which are not reflected on the Consolidated Balance Sheets. As of December 31, 2011 and 2010, the Company's maximum credit exposure related to derivative assets after considering netting arrangements with counterparties and collateral arrangements was approximately $61 million and $25 million, respectively.

Certain of the Company's derivative instruments contain provisions that adjust the level of collateral the Company is required to post based on the Company's financial strength rating (or based on the debt rating of the Company's parent, Ameriprise Financial). Additionally, certain of the Company's derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial's debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company's counterparty could require immediate settlement of any net liability position. At December 31, 2011 and 2010, the aggregate fair value of all derivative instruments in a net liability position containing such credit risk features was $106 million and $412 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2011 and 2010 was $98 million and $406 million, respectively. If the credit risk features of derivative contracts that were in a net liability position at December 31, 2011 and 2010 were triggered, the additional fair value of assets needed to settle these derivative liabilities would have been $8 million and $6 million, respectively.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

17. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The components of income tax provision were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                          $137          $(167)        $325
  State                                                               3              3            1
-------------------------------------------------------------------------------------------------------
    Total current income tax                                        140           (164)         326
Deferred income tax:
  Federal                                                            29            417          (80)
  State                                                              (1)            (1)          (1)
-------------------------------------------------------------------------------------------------------
    Total deferred income tax                                        28            416          (81)
-------------------------------------------------------------------------------------------------------
Total income tax provision                                         $168          $ 252         $245
=======================================================================================================



The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
                                                                   2011          2010          2009
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                          35.0%        35.0%         35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                          (13.5)        (6.6)         (7.2)
  State taxes, net of federal benefit                                0.1          0.1            --
  Low income housing credit                                         (1.6)        (1.4)         (2.0)
  Foreign tax credit, net of addback                                (1.6)        (1.1)         (1.0)
  Taxes applicable to prior years                                     --         (1.9)          0.1
  Other, net                                                        (0.6)          --            --
-------------------------------------------------------------------------------------------------------
Income tax provision                                                17.8%        24.1%         24.9%
=======================================================================================================



The Company's effective tax rate was 17.8%, 24.1% and 24.9% for the years ended December 31, 2011, 2010 and 2009, respectively. The decrease in the effective tax rate compared to the prior year primarily reflects a favorable audit settlement related to the dividends received deduction as well as lower pretax income relative to tax advantaged items.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company's deferred income tax assets and liabilities are reflected in the following table:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2011          2010
-------------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                  $1,589        $1,306
  Investment related                                                          --           159
  Capital loss and tax credit carryforwards                                   30            31
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                           1,619         1,496
-------------------------------------------------------------------------------------------------
Deferred income tax liabilities:
  DAC                                                                      1,379         1,429
  Net unrealized gains on Available-for-Sale securities                      441           364
  Investment related                                                         190            --
  DSIC                                                                       180           191
  Other                                                                       49            26
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                      2,239         2,010
-------------------------------------------------------------------------------------------------
Net deferred income tax liabilities                                       $ (620)       $ (514)
=================================================================================================



The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. Included in deferred tax assets is a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes as well as future deductible capital

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

losses realized for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes.

Significant judgment is required in determining if a valuation allowance should be established, and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, (i) future taxable income exclusive of reversing temporary differences and carryforwards, (ii) future reversals of existing taxable temporary differences, (iii) taxable income in prior carryback years, and (iv) tax planning strategies. Based on analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will not allow the Company to realize all of certain state NOLs and therefore a valuation allowance of $4 million was established as of December 31, 2011.

The Company has tax benefits related to capital loss carryforwards of $30 million which expire beginning December 31, 2015.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Balance at January 1                                               $ 83          $ (77)        $(89)
Additions (reductions) based on tax positions related to the
current year                                                         (1)            --            1
Additions for tax positions of prior years                           79            322           18
Reductions for tax positions of prior years                          (7)          (196)          (7)
Settlements                                                         (20)            34           --
-------------------------------------------------------------------------------------------------------
Balance at December 31                                             $134          $  83         $(77)
=======================================================================================================



If recognized, approximately $12 million, $39 million and $49 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2011, 2010 and 2009, respectively, would affect the effective tax rate.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $57 million and reductions of $8 million and $1 million in interest and penalties for the years ended December 31, 2011, 2010 and 2009, respectively. At December 31, 2011 and 2010, the Company had a payable of $33 million and a receivable of $24 million, respectively, related to accrued interest and penalties.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $133 million in the next 12 months.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Internal Revenue Service ("IRS") had completed its field examination of the 1997 through 2007 tax returns in recent years. However, for federal income tax purposes, these years except for 2007, continue to remain open as a consequence of certain issues under appeal. The IRS is currently auditing the Company's income tax returns for 2008 and 2009. The Company or certain of its subsidiaries' state income tax returns are currently under examination by various jurisdictions for years ranging from 1999 through 2009. The Company's federal and state income tax returns remain open for years after 2009.

It is possible there will be corporate tax reform in the next few years. While impossible to predict, corporate tax reform is likely to include a reduction in the corporate tax rate coupled with reductions in tax preferred items. Any changes could have a material impact on the Company's income tax expense and deferred tax balances.

The items comprising other comprehensive income (loss) are presented net of the following income tax provision amounts:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains                                     $75          $157          $587
Net unrealized derivative losses                                     (2)           (2)           (2)
-------------------------------------------------------------------------------------------------------
Net income tax provision                                            $73          $155          $585
=======================================================================================================



18. COMMITMENTS AND CONTINGENCIES

At December 31, 2011 and 2010, the Company had no material commitments to purchase investments other than mortgage loan fundings. See Note 6 for additional information.

The Company's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2011, these guarantees range up to 5.0%. To the extent the yield on the Company's invested assets portfolio declines below its target spread plus the minimum guarantee, the Company's profitability would be negatively affected.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, the Company is responding to regulatory audits, market conduct examinations and other inquires (including inquiries from the States of Minnesota and New York). The Company has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The Company is required by law to be a member of the guaranty fund association in every state where they are licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations. The financial crisis of 2008 and 2009 and subsequent uncertainty and volatility in the U.S. economy and financial markets have weakened the financial condition of numerous insurers, including insurers currently in receiverships, increasing the risk of triggering guaranty fund assessments.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-862-7919

           RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Company.
     Both companies are affiliated with Ameriprise Financial Services, Inc.

      (C)2008-2012 RiverSource Life Insurance Company. All rights reserved. S-6196 AA (4/12)